   AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2007

                                                               File No. 811-8572
                                                               File No. 33-80514

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933 [ ]
                       POST-EFFECTIVE AMENDMENT NO. 26 [X]
                                       AND
                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 [ ]
                              AMENDMENT NO. 27 [X]

                               BISHOP STREET FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                          C/O THE CT CORPORATION SYSTEM
                               101 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE 1-888-462-5386

                                ROBERT A. NESHER
                           C/O SEI INVESTMENTS COMPANY
                               ONE FREEDOM VALLEY
                            OAKS, PENNSYLVANIA 19456
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:
                            RICHARD W. GRANT, ESQUIRE
                           MORGAN, LEWIS & BOCKIUS LLP
                                ONE OXFORD CENTRE
                               THIRTY-SECOND FLOOR
                         PITTSBURGH, PENNSYLVANIA 15219

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this filing.

     It is proposed that this filing become effective (check appropriate box):

[X]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on [date] pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a) of Rule 485

[ ]  75 days after filing pursuant to paragraph (a) of Rule 485

[ ]  on [date] pursuant to paragraph (a) of Rule 485

                                 CLASS A SHARES

                               BISHOP STREET FUNDS

PROSPECTUS


APRIL 30, 2007

HAWAII MUNICIPAL BOND FUND
MONEY MARKET FUND

INVESTMENT ADVISER:

BISHOP STREET CAPITAL MANAGEMENT

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                           (BISHOP STREET FUNDS LOGO)

ABOUT THIS PROSPECTUS

The Bishop Street Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class A Shares of the Bishop Street Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. In the next column, there is some general information you should know about risk and return that is common to each of the Funds.

If you would like more detailed information about the Funds, please see:


                                                                         Page
                                                                      ----------
Hawaii Municipal Bond Fund.........................................            2
Money Market Fund..................................................            4
More Information About Risk........................................            6
More Information About Fund Investments............................            6
Investment Adviser and Sub-Adviser.................................            7
Purchasing, Selling and Exchanging Fund Shares.....................            8
Other Policies.....................................................           13
Distribution of Fund Shares........................................           14
Dividends and Distributions........................................           15
Taxes..............................................................           15
Financial Highlights...............................................           16
How to Obtain More Information About Bishop Street Funds...........   Back Cover


RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how well an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments.

The value of your investment in the Hawaii Municipal Bond Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The Money Market Fund's investments are subject to fluctuations in the current interest rates. Accordingly, an investment in the Money Market Fund is subject to income risk, which is the possibility that a Fund's yield will decline due to falling interest rates. Although the Money Market Fund seeks to keep a constant price per share of $1.00, it is possible to lose money by investing in the Fund.

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.


                                                   WWW.BISHOPSTREETFUNDS.COM   1

BISHOP STREET HAWAII MUNICIPAL BOND FUND

-    FUND SUMMARY

INVESTMENT GOAL

High current income exempt from federal and Hawaii state income taxes

INVESTMENT FOCUS

Hawaii municipal bonds

SHARE PRICE VOLATILITY

Medium

PRINCIPAL INVESTMENT STRATEGY

Investing in a portfolio focused on investment grade municipal bonds

INVESTOR PROFILE

Investors seeking tax-exempt current income who are willing to accept the risk of investing in a portfolio of municipal securities

-    SIMPLY SPEAKING

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Municipal Bond Index is a widely-recognized index of municipal bonds with maturities of at least one year. The Consumer Price Index measures prices of goods bought by a typical consumer such as food, gas, shelter and clothing. It is widely used as a cost-of-living benchmark.

-    INVESTMENT STRATEGY

The Hawaii Municipal Bond Fund primarily invests (at least 80% of its net assets) in investment grade municipal bonds, the interest from which is exempt from regular federal and Hawaii state income taxes. While the Adviser attempts to maximize the portion of the Fund's assets invested in Hawaii issues, the Fund may also invest in municipal bonds issued by other U.S. states, territories and possessions. There is no restriction upon the amount of the Fund's assets that may be invested in obligations that pay income subject to the federal alternative minimum tax. To the extent that the Fund invests in securities subject to the alternative minimum tax, the income received from these securities could be taxable. There are no limits on the average maturity of the Fund's portfolio. The Adviser will use its judgment to invest in securities that will provide a high level of current income in light of current market conditions. In making a determination to buy, sell or hold a security, the portfolio manager gives special consideration to the relative value of the security in comparison to the available alternatives, while remaining consistent with the objectives of the portfolio. The portfolio management team considers several factors when selecting securities for the Fund's portfolio, including the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio management team may continue to hold a bond that has been downgraded if it believes it is in the best interest of the Fund's shareholders.

-    PRINCIPAL RISKS OF INVESTING

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, the volatility of lower-rated securities is even greater than that of higher-rated securities. Longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that its market segment, fixed income securities, may underperform other market segments.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's concentration of investments in securities of issuers located in Hawaii subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Hawaii obligations than a mutual fund that does not have as great a concentration in Hawaii.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund's investment approach, with its emphasis on investment grade municipal bonds, seeks to provide current tax-exempt income with moderate risk to principal. The Fund is not expected to perform as well as a comparable taxable bond fund, but may do as well or better on an after-tax basis.

-    PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance information provided includes the returns of the Class I Shares for periods before June 14, 1999. The Class I Shares are not offered by this prospectus; however, because Class I Shares and Class A Shares have the same portfolio of securities, the annual returns for the two classes would be substantially similar, and differ only to the extent that Class I Share expenses are lower and, therefore, performance would be higher than that of Class A Shares.

This bar chart shows changes in the performance of the Fund's Class A Shares from calendar year to calendar year. If sales charges had been reflected, returns would be less than those shown below.

                                  (BAR CHART)


1997    8.52%
1998    5.84%
1999   -2.91%
2000   12.34%
2001    4.13%
2202    9.75%
2003    5.01%
2004    3.10%
2005    2.25%
2006    4.16%

BEST QUARTER   WORST QUARTER
------------   -------------
   5.03%          (2.37)%
 (12/31/00)      (06/30/04)

AVERAGE ANNUAL TOTAL RETURNS

The table below compares the Fund's average annual total returns for the periods ended December 31, 2006 to those of the Lehman Brothers Municipal Bond Index and the Consumer Price Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                  1 YEAR   5 YEARS   10 YEARS*
                                                  ------   -------   ---------
Hawaii Municipal Bond Fund Return Before Taxes
   Class A Shares                                  4.16%    4.82%      5.14%
Hawaii Municipal Bond Fund Return After Taxes
   on Distributions
   Class A Shares                                  1.01%    4.06%      4.73%
Hawaii Municipal Bond Fund Return After Taxes
   on Distributions and Sale of Fund Shares
   Class A Shares                                  2.04%    4.12%      4.72%
Lehman Brothers Municipal Bond Index Return
   (reflects no deduction for fees, expenses or
   taxes)                                          4.85%    5.53%      5.76%
Consumer Price Index Return
   (reflects no deduction for fees, expenses or
   taxes)                                          2.56%    2.70%      2.44%


* Class A Shares of the Fund were offered beginning June 14, 1999. The performance information shown prior to that date represents performance of the Fund's Class I Shares, which were offered beginning February 16, 1995. The performance of the Class I Shares has been adjusted for the maximum sales charge applicable to Class A Shares, but has not been adjusted to reflect the Class A Shares' Rule 12b-1 fees and expenses. Had that adjustment been made, performance would be lower than that shown.

-    FUND FEES & EXPENSES

This table describes the fees that you may pay if you purchase or sell Class A Shares.

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
   offering price)                                                          3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)   None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
   Distributions (as a percentage of offering price)                        None
Redemption Fee (as a percentage of amount redeemed, if applicable)*         None
Exchange Fee                                                                None

* Redemption proceeds over $500 that are wired to your bank account are subject to a $15 wire fee (see "How to Sell Your Fund Shares - Receiving Your Money").

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


Management Fees                   0.35%
Distribution Fees (12b-1 fees)    0.25%
Other Expenses                    0.58%*
                                  ----
Total Annual Operating Expenses   1.18%**

*    Other Expenses include shareholder servicing fees.

** The Fund's actual total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and Distributor voluntarily agreed to waive a portion of their fees or reimburse Fund expenses in order to keep total annual operating expenses at a specified level. The Adviser, Administrator or Distributor may discontinue all or part of these waivers/reimbursements at any time. With these fee waivers, the Fund's actual total annual operating expenses for Class A Shares were as follows:

Hawaii Municipal Bond Fund   0.80%

For more information about these fees, see "Investment Adviser and Sub-Adviser."

EXAMPLE: COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, total annual fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund's Class A Shares would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $417      $663      $930     $1,689



                                                   WWW.BISHOPSTREETFUNDS.COM   3

BISHOP STREET MONEY MARKET FUND

-    FUND SUMMARY

INVESTMENT GOAL

Preserving principal and maintaining liquidity while providing current income

INVESTMENT FOCUS

Short-term money market instruments

SHARE PRICE VOLATILITY

Very low

PRINCIPAL INVESTMENT STRATEGY

Investing in high quality, U.S. dollar denominated short-term securities

INVESTOR PROFILE

Conservative investors seeking current income through a low risk liquid investment

-    SIMPLY SPEAKING

WHAT IS AN AVERAGE?

An average represents the performance of a specific group of mutual funds with a particular investment objective. You cannot invest directly in an average. The iMoneyNet, Inc. First Tier Retail-Only Average is a composite of mutual funds with investment goals similar to the Fund's goal.

-    INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest categories by nationally recognized rating organizations or securities that the Sub-Adviser determines are of comparable quality. The Fund invests substantially all of its assets in short-term securities including: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities); (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. and foreign savings and loan institutions and commercial banks (including foreign branches of such banks) that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency Obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

The Adviser has engaged Fischer Francis Trees & Watts, Inc. as Sub-Adviser (Sub-Adviser) to manage the Fund's assets on a day-to-day basis. Using a top-down strategy and bottom-up security selection process, the Sub-Adviser seeks securities with an acceptable maturity, that are marketable and liquid, that offer competitive yields, and that are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Securities and Exchange Commission (SEC) rules about credit quality, maturity and diversification of its investments.

-    PRINCIPAL RISKS OF INVESTING

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. The Fund's investment approach, with its emphasis on short-term obligations, seeks to provide current income with low risk to principal and lower exposure to fluctuations in share price.

THE MONEY MARKET FUND TRIES TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT THE FUND WILL ACHIEVE THIS GOAL.

-    PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance information provided includes the returns of the Class I Shares for periods before May 1, 2001. The Class I Shares are not offered by this prospectus; however, because Class I Shares and Class A Shares are invested in the same portfolio of securities, the annual returns for the two classes would be substantially similar, and differ only to the extent that Class I Share expenses are lower and, therefore, performance would be higher than that of Class A Shares.

This bar chart shows changes in the performance of the Fund's Class A Shares from calendar year to calendar year.

                                  (BAR CHART)


1997   5.29%
1998   5.26%
1999   4.88%
2000   6.13%
2001   3.79%
2002   1.08%
2003   0.50%
2004   0.67%
2005   2.53%
2006   4.37%


BEST QUARTER   WORST QUARTER
------------   -------------
    1.57%          0.09%
 (09/30/00)      (03/31/04)

AVERAGE ANNUAL TOTAL RETURNS


This table compares the Fund's returns for the periods ended December 31, 2006 to those of the iMoneyNet, Inc. First Tier Retail-Only Average.

                                1 YEAR   5 YEARS   10 YEARS*
                                ------   -------   ---------
Money Market Fund Return
   Class A Shares                4.37%    1.82%      3.43%
iMoneyNet, Inc. First Tier
   Retail-Only Average Return    4.77%    2.20%      3.66%

* Class A Shares of the Fund were offered beginning May 1, 2001. The performance information shown prior to that date represents performance of the Fund's Class I Shares, which were offered beginning January 30, 1995. The performance of the Class I Shares has not been adjusted to reflect the Class A Shares' Rule 12b-1 fees and expenses. Had that adjustment been made, performance would be lower than that shown.

For information concerning the Fund's 7-Day Yield, please call 1-800-262-9565.

-    FUND FEES & EXPENSES

This table describes the fees and expenses that you may pay if you purchase or sell Class A Shares.

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
   offering price)                                                          None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)   None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
   Distributions (as a percentage of offering price)                        None
Redemption Fee (as a percentage of amount redeemed, if applicable)*         None
Exchange Fee                                                                None

* Redemption proceeds over $500 that are wired to your bank account are subject to a $15 wire fee (see "How to Sell Your Fund Shares - Receiving Your Money").

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)

Management Fees                   0.30%
Distribution Fees (12b-1 fees)    0.25%
Other Expenses                    0.56%*
                                  ----
Total Annual Operating Expenses   1.11%**

*    Other Expenses include shareholder servicing fees.

** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and Distributor voluntarily agreed to waive a portion of their fees or reimburse Fund expenses in order to keep total annual operating expenses at a specified level. The Adviser, Administrator or Distributor may discontinue all or part of these waivers/reimbursements at any time. With these fee waivers, the Fund's actual total annual operating expenses for Class A Shares were as follows:

Money Market Fund   0.75%

For more information about these fees, see "Investment Adviser and Sub-Adviser."

EXAMPLE: COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, total annual fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund's Class A Shares would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $113      $353      $612     $1,352



                                                   WWW.BISHOPSTREETFUNDS.COM   5

MORE INFORMATION ABOUT RISK

-    MANAGEMENT RISK

The risk that a strategy used by a Fund's management may fail to produce the intended result.

-    FIXED INCOME RISK

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

     -    CALL RISK

          During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

     -    CREDIT RISK

          The possibility that an issuer will be unable to make timely payments of either principal or interest. Since a Fund purchases securities backed by credit enhancements from banks and other financial institutions, changes in the credit ratings of these institutions could cause a Fund to lose money and may affect a Fund's share price.

     -    EVENT RISK

          Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. The overall risk of these declines should be reduced because of a Fund's multiple holdings.

     -    MUNICIPAL ISSUER RISK

          There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

          In addition, the Hawaii Municipal Bond Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the principal investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies, and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Hawaii Municipal Bond Fund may invest up to 100% of its assets in taxable money market instruments, repurchase agreements and short-term obligations. When the Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

-    INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policy and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information. The portfolio holdings are disclosed in the Quarterly Holdings Report, which is available on the Funds' website at: www.bishopstreetfunds.com.

INVESTMENT ADVISER AND SUB-ADVISER

-    INVESTMENT ADVISER

The Investment Adviser (Adviser) makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program.

The Adviser oversees the Sub-Adviser to ensure compliance with the Money Market Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Adviser out of the investment advisory fees it receives (described below).

The Board of Trustees of Bishop Street Funds supervises the Adviser and Sub-Adviser and establishes policies that the Adviser and Sub-Adviser must follow in their management activities. A discussion regarding the basis for the Board of Trustees' approval of the investment advisory and sub-advisory agreements is included each year in the Funds' semi-annual report for the period ended June 30.


Bishop Street Capital Management, a registered investment adviser and wholly-owned subsidiary of First Hawaiian Bank, serves as Adviser to the Funds. First Hawaiian Bank is a subsidiary of BancWest Corporation, itself a subsidiary of BNP Paribas. The Adviser is affiliated with the Sub-Adviser, which is also a subsidiary of BNP Paribas. As of December 31, 2006, Bishop Street Capital Management had approximately $2.48 billion in assets under management. For the fiscal year ended December 31, 2006, the Funds paid advisory fees to the Adviser in the following amounts (based on average net assets):

Hawaii Municipal Bond Fund..   0.25%
Money Market Fund...........   0.17%


-    INVESTMENT SUB-ADVISER


Fischer Francis Trees & Watts, Inc. (FFTW) serves as the Money Market Fund's Sub-Adviser and manages the Fund's assets on a day-to-day basis under the general supervision of the Adviser and the Board of Trustees. Organized in 1972, FFTW is registered as an investment adviser with the SEC and is a New York corporation that, together with its affiliated companies located in London, Singapore and Tokyo, managed $39 billion as of December 31, 2006, for numerous fixed income clients. FFTW, together with its affiliates, currently advises institutional clients including banks, central banks, pension funds, insurance assets, mutual funds, endowments, foundations and trusts. FFTW's main office is located at 200 Park Avenue, New York, NY 10166. FFTW is directly wholly-owned by Charter Atlantic Corporation, a New York corporation, which in-turn is indirectly wholly-owned by BNP Paribas, a publicly owned banking corporation.


-    PORTFOLIO MANAGERS

Cristopher Borden, Bishop Street Capital Management, Fixed Income Portfolio Manager, has been the manager of the Hawaii Municipal Bond Fund since 2000. From 1998-2000, Mr. Borden was a Consultant with Rendon Group. Mr. Borden holds an MBA from the American University and a BA from the University of Colorado at Boulder.

Kenneth O'Donnell, Portfolio Manager of FFTW, serves as portfolio manager of the Money Market Fund. Mr. O'Donnell joined FFTW in 2002 and has eight years of investment experience. From 1998 to 2002, Mr. O'Donnell was a Structured Securities Trader/Analyst at Mellon Standish Asset Management (formerly, Standish Ayer and Wood, Inc.).

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the funds is available in the Statement of Additional Information.

-    ADDITIONAL COMPENSATION

The Adviser and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Funds. The Adviser and its affiliates may also receive compensation for providing services to the Funds in cases where the compensation is not duplicative of the compensation ERISA accounts pay for fiduciary and non-fiduciary services (e.g., shareholder services).


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

-    SHAREHOLDER SERVICING

The Funds have adopted a Shareholder Servicing Plan that allows the Funds to pay shareholder servicing fees of up to 0.25% of a Fund's average daily net assets for the servicing of its shares and for services provided to shareholders. The Adviser or any of its affiliates providing brokerage or investment-related services may receive shareholder servicing fees, payable from the Funds' assets, of up to 0.25% of each Fund's average daily net assets. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Funds.

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence.

-    HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:

-    Mail;

-    Telephone;

-    Wire; or

-    Direct Deposit.

To purchase shares directly from the Funds, complete and send in an account application. If you need an application or have questions, please call 1-800-262-9565. All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars, drawn on U.S. financial institutions and made payable on its face to the Fund(s). The Funds do not accept purchases made by cash or cash equivalents (for instance, you may not pay by money order or traveler's check). The Funds do not accept purchases made by credit card check. Mail your check to Bishop Street Funds, P.O. Box 219721, Kansas City, MO 64121-9721.

You may also purchase shares through a representative of BancWest Corporation and its banking and non-banking subsidiaries, or other financial institutions that have executed dealer agreements.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Each Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Funds' policy on excessive trading, see "Excessive Trading."

A Fund is deemed to have received your order upon receipt of a completed account application and proper payment. If you already have an existing account, a Fund is deemed to have received your order upon receipt of your order and proper payment.

The Hawaii Municipal Bond Fund's net asset value (NAV) per share is calculated once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern Time). The price per share (the offering price) will be the NAV next determined after the Fund receives your purchase order, plus applicable sales charges. So, for you to receive the current Business Day's NAV, generally we must receive your purchase order in proper form by 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Money Market Fund's NAV is calculated once each Business Day at 4:00 p.m., Eastern Time. So for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds generally must receive your order and federal funds (readily available funds) by 4:00 p.m., Eastern Time.

On any Business Day when the Bond Market Association (BMA) recommends that the securities markets close early, the bond and money market funds reserve the right to close at or prior to the BMA recommended closing time. If a bond or money market fund does so, it will not grant same business day credit for purchase and redemption orders received after the bond fund's or money market fund's closing time and credit will be given to the next Business Day.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV for the Hawaii Municipal Bond Fund, the Fund generally values its investment portfolios at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

In calculating NAV for the Money Market Fund, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Funds' Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

FAIR VALUE PRICING

The Funds' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Funds assign to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

When valuing fixed income securities with remaining maturities of more than 60 days, the Hawaii Municipal Bond Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Hawaii Municipal Bond Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

MINIMUM PURCHASES & AUTOMATIC INVESTMENT PLANS

You may open an account with a $1,000 minimum initial investment per Fund ($500 for those investing in retirement plans and for officers, directors and employees of BancWest Corporation and its banking and non-banking subsidiaries). The minimum initial investment may be reduced with an Automatic Investment Plan
(AIP).

If you have a checking or savings account, you may establish an AIP and open an account with a $100 minimum initial investment per Fund ($50 for officers, directors and employees of BancWest Corporation and its banking and non-banking subsidiaries). You may then begin regularly scheduled investments of at least $50 per month through automatic deductions from your checking or savings accounts.

-    SALES CHARGES

FRONT-END SALES CHARGES - CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales charge. There is no front-end sales charge for the Money Market Fund. The amount of any front-end sales charge included in your offering price for Class A Shares varies, depending on the amount of your investment:

HAWAII MUNICIPAL BOND FUND

                                     YOUR SALES CHARGE    YOUR SALES CHARGE
                                    AS A PERCENTAGE OF    AS A PERCENTAGE OF
IF YOUR INVESTMENT IS:                OFFERING PRICE     YOUR NET INVESTMENT
----------------------              ------------------   -------------------
Less than $50,000                          3.00%                3.09%
$50,000 but less than $100,000             2.75%                2.83%
$100,000 but less than $250,000            2.25%                2.30%
$250,000 but less than $500,000            1.25%                1.27%
$500,000 but less than $1,000,000          1.00%                1.01%
$1,000,000 and over*                       0.00%                0.00%

* Even though you do not pay a sales charge on purchases of $1,000,000 or more of Class A Shares, the Fund's sponsor may pay dealers a 1% commission for these transactions.

You may qualify for reduced sales charges or sales charges waivers. If you believe that you may qualify for a reduction or waiver of the sales charge, you should discuss this matter with your broker or other financial intermediary. To qualify for these reductions or waivers, you or your financial intermediary must


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

provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment. This information could be used to aggregate, for example, holdings in retirement accounts, Fund shares owned by your immediate family members, and holdings in accounts at other brokers or financial intermediaries. In addition to breakpoint discounts, the following sections describe other circumstances in which sales charges are waived or otherwise may be reduced. See "Reduced Sales Charge" below.

WAIVER OF FRONT-END SALES CHARGE - CLASS A SHARES

The front-end sales charge will be waived on Class A Shares purchased:

-    through reinvestment of dividends and distributions;

- by persons repurchasing shares they redeemed within the last 30 days (see "Repurchase of Class A Shares");

- by investors who purchase shares with redemption proceeds (but only to the extent of such redemption proceeds) from another investment company within 30 days of such redemption, provided that, the investors paid either a front-end or contingent deferred sales charge on the original shares redeemed;

- by present and retired Trustees of the Funds and officers, directors and employees (and members of their immediate family) of BancWest Corporation and its banking and non-banking subsidiaries;

- by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts (IRAs) previously with BancWest Corporation and its banking and non-banking subsidiaries;

- by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with BancWest Corporation and its banking and non-banking subsidiaries acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or

- through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Fund's distributor or otherwise, do not receive any portion of the front-end sales charge.

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of the Hawaii Municipal Bond Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those that were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 30 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares. Certain tax rules may limit your ability to recognize a loss on the redemption of your Class A Shares, and you should consult your tax advisor if recognizing such a loss is important to you.

REDUCED SALES CHARGES - CLASS A SHARES

In addition to the above described reductions in initial sales charges for purchases over a certain dollar size, you may also be eligible to participate in one or more of the programs described below to lower your initial sales charge. To be eligible to participate in these programs, you must inform your broker-dealer or financial advisor at the time you purchase shares that you would like to participate in one or more of the programs and provide information necessary to determine your eligibility to participate, including the account number(s) and names in which your accounts are registered at the time of purchase. In addition, a Fund or its agent may request account statements if it is unable to verify your account information.

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Fund will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE.

When calculating the appropriate sales charge rate, the Fund will combine same day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

PURCHASERS QUALIFYING FOR REDUCTIONS IN INITIAL SALES CHARGES. Only certain persons or groups are eligible for the reductions in initial sales charges described in the preceding section. These qualified purchasers include the following:

INDIVIDUALS

- an individual, his or her spouse, or children residing in the same household,

-    any trust established exclusively for the benefit of an individual,

TRUSTEES AND FIDUCIARIES

- a trustee or fiduciary purchasing for a single trust, estate or fiduciary account, and

OTHER GROUPS

- any organized group of persons, whether or not incorporated, purchasing Fund shares, provided that (i) the organization has been in existence for at least six months; and (ii) the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders at the time of purchase and, if necessary, support their qualification for the reduced charge with appropriate documentation. Appropriate documentation includes, without limitation, account statements regarding shares of a Fund held in all accounts (e.g., retirement accounts) by the investor, and, if applicable, his or her spouse and children residing in the same household, including accounts at broker-dealers or other financial intermediaries different than the broker-dealer of record for the current purchase of Fund shares. The distributor reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing, to the reduced initial sales charge. No person or entity may distribute shares of the Fund without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.


                                                  WWW.BISHOPSTREETFUNDS.COM   11

GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy your shares and is paid a distribution fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy.

From time to time, some financial institutions, including brokerage firms affiliated with the Adviser or the distributor, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

The distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the distributor from any sales charge it receives or from any other source available to it. Under any such program, the distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodgings, and gifts that do not exceed $100 per year, per individual.

Information about sales charges is available on the Funds' website at www.bishopstreetfunds.com.

-    HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund by mail at P.O. Box 219721, Kansas City, MO 64121-9721 or by telephone at 1-800-262-9565.

If you are requesting to sell $5,000 or more of your shares, your request must be in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in any Bishop Street Fund in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or electronically transferred to your bank account.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account if your redemption proceeds are in excess of $500 (subject to a $15 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $1,000 ($500 for those investing in retirement plans; $100 for officers, directors and employees of BancWest Corporation and its banking and non-banking subsidiaries who have arranged to purchase shares through the AIP) because of redemptions you may be required to sell your shares.

But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted or otherwise as permitted by the SEC. More information about this is in the Funds' Statement of Additional Information.

-    HOW TO EXCHANGE YOUR SHARES

You may exchange your Class A Shares for Class A Shares of any other Bishop Street Fund contained in this prospectus on any Business Day by contacting us directly by mail or telephone at 1-800-262-9565. You may also exchange shares through your financial institution by mail or telephone. IF YOU RECENTLY PURCHASED SHARES BY CHECK, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). THIS EXCHANGE PRIVILEGE MAY BE CHANGED OR CANCELED AT ANY TIME UPON 60 DAYS' NOTICE.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Funds' policy on excessive trading, see "Excessive Trading" below.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

If you exchange shares of the Hawaii Municipal Bond Fund that you purchased without a sales charge into shares being sold with a sales charge, the exchange is subject to the sales charge of the class into which you exchange. If you exchange shares into a Fund with the same or no sales charge there is no sales charge for the exchange.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES

EXCESSIVE TRADING

The Hawaii Municipal Bond Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns.

The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

- Shareholders are restricted from making more than four "round trips" into or out of the Fund per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase or exchange orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

- The Fund reserves the right to reject any purchase request (including purchases by exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Adviser reasonably believe that the trading activity would be harmful or disruptive to the Fund.


The following types of transactions are exempt from these policies: 1) systematic purchases and redemptions, and 2) purchases or redemptions by an account participating in a bona fide asset allocation program.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur. If you own your Fund



                                                  WWW.BISHOPSTREETFUNDS.COM   13
shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary's policies regarding frequent trading may differ from those of the Fund. Please contact your financial intermediary for more information.


The Money Market Fund is a money market fund and seeks to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. The Fund is designed to serve as short-term cash equivalent investments for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Fund's investments, and money market instruments in general, and the Fund's intended purpose to serve as short-term investment vehicles for shareholders, the Fund's sub-adviser has informed the Board that it believes that it would not be in shareholders' best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of the Fund. As a result, the Board of Trustees has not adopted a Fund policy and procedures with respect to frequent purchases and redemptions in the Money Market Fund.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.


When you open an account, we will ask your name, address, date of birth and other information that will allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.


In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.


The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.


Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at a Fund's net asset value per share next determined.

However, the Funds reserve the right to close or liquidate your account at the then-current day's price and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Funds. Further, the Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of a governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a Class A distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Distribution fees, as a percentage of average daily net assets for the Class A Shares for each of the Funds is 0.25%.

The Fund's distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Fund's distributor from any sales charge it receives or from any other source available to it. Under any such program, the Fund's distributor may provide cash or non-cash compensation as recognition for past sales or encouragement of future sales that may include the following: merchandise, travel, expenses, prizes, meals, lodgings and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income, if any, as follows:

DECLARED DAILY AND PAID MONTHLY

     Hawaii Municipal Bond Fund
     Money Market Fund

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Each Fund's net investment income (other than net investment income that qualifies as an exempt-interest dividend) and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in a Fund. Distributions you receive from a Fund may be taxable whether or not you reinvest them.


Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of a Fund's shares for shares of another Fund is the same as a sale. The gain or loss on the sale or exchange of Fund shares generally will be treated as short term capital gain or loss, if you held the shares for 12 months or less, or long term capital gain or loss, if you held the shares for longer. Shareholders of the Money Market Fund should be aware that because the Fund expects to maintain a stable $1.00 net asset value per share, they should not expect to realize any gain or loss on the sale or exchange of Money Market Fund shares.


The Hawaii Municipal Bond Fund intends to distribute income that is exempt from both federal taxes and Hawaii state taxes. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. Any capital gains distributed by the Fund may be taxable.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.


                                                  WWW.BISHOPSTREETFUNDS.COM   15

FINANCIAL HIGHLIGHTS


The tables that follow present performance information about Class A Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report for the period ended December 31, 2006, along with each Fund's financial statements, is included in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-262-9565.


For a share outstanding throughout the years ended December 31,


                        INVESTMENT ACTIVITIES
                      -------------------------
                                   NET REALIZED                    DIVIDENDS AND
                                        AND          TOTAL      DISTRIBUTIONS FROM
          NET ASSET                 UNREALIZED    INVESTMENT   --------------------       TOTAL        NET ASSET
            VALUE,        NET          GAIN       ACTIVITIES       NET                  DIVIDENDS       VALUE,
          BEGINNING   INVESTMENT     (LOSS) ON       FROM      INVESTMENT   CAPITAL        AND          END OF
          OF PERIOD     INCOME      INVESTMENTS   OPERATIONS     INCOME      GAINS    DISTRIBUTIONS     PERIOD
          ---------   ----------   ------------   ----------   ----------   -------   -------------   ----------
HAWAII MUNICIPAL BOND FUND
2006(1)     $10.77       $0.40        $ 0.04         $0.44       $(0.40)    $(0.04)      $(0.44)        $10.77%
2005(1)      11.02        0.41         (0.16)         0.25        (0.41)     (0.09)       (0.50)         10.77
2004(1)      11.21        0.41         (0.07)         0.34        (0.41)     (0.12)       (0.53)         11.02
2003(1)      11.20        0.42          0.13          0.55        (0.42)     (0.12)       (0.54)         11.21
2002         10.66        0.44          0.58          1.02        (0.44)     (0.04)       (0.48)         11.20

MONEY MARKET FUND
2006(1)     $ 1.00       $0.04            --         $0.04       $(0.04)        --       $(0.04)        $ 1.00%
2005(1)       1.00        0.03            --          0.03        (0.03)        --        (0.03)          1.00
2004(1)       1.00        0.01            --          0.01        (0.01)        --        (0.01)          1.00
2003(1)       1.00        0.01            --          0.01        (0.01)        --        (0.01)          1.00
2002          1.00        0.01            --          0.01        (0.01)        --        (0.01)          1.00


                                                  RATIO OF
                                                  EXPENSES     RATIO OF
                                     RATIO OF    TO AVERAGE      NET
                      NET ASSETS,    EXPENSES    NET ASSETS   INVESTMENT
                         END OF         TO        EXCLUDING     INCOME     PORTFOLIO
            TOTAL        PERIOD       AVERAGE        FEE      TO AVERAGE    TURNOVER
          RETURN(+)      (000)      NET ASSETS     WAIVERS    NET ASSETS      RATE
          ---------   -----------   ----------   ----------   ----------   ---------
HAWAII MUNICIPAL BOND FUND
2006(1)     4.16%       $30,421%        0.80%       1.18%        3.74%        47%
2005(1)     2.25         31,515         0.80        1.18         3.72         41
2004(1)     3.10         30,484         0.80        1.17         3.72         40
2003(1)     5.01         30,975         0.70        1.16         3.76         38
2002        9.75         33,456         0.70        1.14         3.98         26

MONEY MARKET FUND
2006(1)     4.37%       $59,212%        0.75%       1.11%        4.33%        n/a
2005(1)     2.53         35,530         0.75        1.12         2.60         n/a
2004(1)     0.67         17,824         0.75        1.09         0.65         n/a
2003(1)     0.50         17,440         0.75        1.08         0.41         n/a
2002        1.08            188         0.75        1.06         1.10         n/a

(+) Total return is for the period indicated and has not been annualized. Total return does not reflect the sales charge on Class A Shares. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

(1)  Per share net investment income amount calculated using average shares.

Amounts designated as "--" are either $0 or have been rounded to $0.

INVESTMENT ADVISER
Bishop Street Capital Management
999 Bishop Street, 10th Floor
Honolulu, Hawaii 96813

SUB-ADVISER
Fischer Francis Trees & Watts, Inc.
200 Park Avenue
46th Floor
New York, NY 10166

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103


                           (BISHOP STREET FUNDS LOGO)

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated April 30, 2007 includes detailed information about Bishop Street Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus. Investors can receive a free copy of the SAI on the Fund's website at www.bishopstreetfunds.com.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds. Investors can receive free copies of the annual report and semi-annual reports on the Fund's website at www.bishopstreetfunds.com.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE: Call 1-800-262-9565

BY MAIL: Write to the Funds
Bishop Street Funds
c/o SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-annual reports, as well as other information about Bishop Street Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Room, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov. Bishop Street Funds' Investment Company Act registration number is 811-08572.

VISIT US ONLINE AT WWW.BISHOPSTREETFUNDS.COM.

                                 CLASS I SHARES

BISHOP STREET FUNDS

PROSPECTUS


APRIL 30, 2007

LARGE CAP CORE EQUITY FUND
STRATEGIC GROWTH FUND
HIGH GRADE INCOME FUND
HAWAII MUNICIPAL BOND FUND
MONEY MARKET FUND
TREASURY MONEY MARKET FUND


INVESTMENT ADVISER:

BISHOP STREET CAPITAL MANAGEMENT

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[BISHOP STREET FUNDS LOGO]

ABOUT THIS PROSPECTUS

Bishop Street Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class I Shares of the Bishop Street Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. In the next column, there is some general information you should know about risk and return that is common to each of the Funds.

If you would like more detailed information about the Funds, please see:


                                                                         Page
                                                                      ----------
Large Cap Core Equity Fund ........................................            2
Strategic Growth Fund .............................................            4
High Grade Income Fund ............................................            6
Hawaii Municipal Bond Fund ........................................            8
Money Market Fund .................................................           10
Treasury Money Market Fund ........................................           12
More Information About Risk .......................................           14
More Information About Fund Investments ...........................           15
Investment Adviser and Sub-advisers ...............................           15
Purchasing, Selling and Exchanging Fund
   Shares .........................................................           18
Other Policies ....................................................           21
Dividends and Distributions .......................................           22
Taxes .............................................................           23
Financial Highlights ..............................................           24
How to Obtain More Information About
   Bishop Street Funds ............................................   Back Cover


RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how well an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments.

The value of your investment in a Fund (other than the Money Market Funds) is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The Money Market Funds' investments are subject to fluctuations in the current interest rates. Accordingly, an investment in a Money Market Fund is subject to income risk, which is the possibility that a Fund's yield will decline due to falling interest rates. Although each Money Market Fund seeks to keep a constant price per share of $1.00, it is possible to lose money by investing in a Money Market Fund.

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

                                                       WWW.BISHOPSTREETFUNDS.COM

BISHOP STREET LARGE CAP CORE EQUITY FUND

-    FUND SUMMARY

INVESTMENT GOAL

Long-term capital appreciation

INVESTMENT FOCUS

Large-cap equity securities

SHARE PRICE VOLATILITY

High

PRINCIPAL INVESTMENT STRATEGY

Investing in a diversified portfolio of large-cap equity securities

INVESTOR PROFILE

Investors seeking long-term capital appreciation, who are willing to accept the risk of share price volatility

-    SIMPLY SPEAKING

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks, designed to mimic the overall equity market's industry weightings. The Consumer Price Index measures prices of goods bought by a typical consumer such as food, gas, shelter and clothing. It is widely used as a cost-of-living benchmark.

-    INVESTMENT STRATEGY

The Large Cap Core Equity Fund primarily invests (at least 80% of its net assets) in common stocks and other equity securities of U.S. issuers with market capitalizations in excess of $5 billion. The Sub-Adviser invests in securities it believes have potential for capital appreciation. The Fund seeks to be diversified across issuers and major economic sectors. In making a determination to buy, sell or hold a security, the portfolio management team gives special consideration to the relationship of the security to the risk/reward measurement of the entire portfolio. The Sub-Adviser uses quantitative models and fundamental analysis to look for large cap companies that appear to have the potential for more rapid price appreciation than other large cap securities and the overall stock market in general. The Sub-Adviser will generally sell a portfolio security when the Adviser believes (i) the security has achieved its value potential, (ii) changing fundamentals signal a deteriorating value potential, or (iii) other large cap securities have a better performance potential.

The Fund's investment approach, with its emphasis on common stocks and other equity securities, seeks to provide returns consistent with the performance of the U.S. stock market, as generally measured by broad U.S. stock market indices such as the S&P 500 Index. The Sub-Adviser employs a core equity investment style with a value bias.

-    PRINCIPAL RISKS OF INVESTING

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, large-cap equity securities, may underperform other market segments.

-    PERFORMANCE INFORMATION

As of the date of this prospectus, the Fund does not have a full calendar year of performance and, therefore, performance results have not been provided

-    FUND FEES & EXPENSES

This table describes the fees and expenses that you may pay if you purchase or sell Class I Shares.

Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of offering price)               None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                   None
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and other Distributions (as a percentage of
   offering price)                                                     None
Redemption Fee (as a percentage of amount redeemed, if applicable)*    None
Exchange Fee                                                           None

* Redemption proceeds over $500 that are wired to your bank account are subject to a $15 wire fee (see "How to Sell Your Fund Shares - Receiving Your Money").

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


Management Fees      0.74%
Other Expenses       0.58%*
                     ----
Total Annual
Operating Expenses   1.32%**
                     ----



* Other expenses are annualized. Other expenses include shareholder servicing fees.

** The Fund's actual total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and Distributor voluntarily agreed to waive a portion of their fees or reimburse Fund expenses in order to keep total annual operating expenses at a specified level. The Adviser, Administrator or Distributor may discontinue all or part of these waivers/reimbursements at any time. With these fee waivers/reimbursements, the Fund's actual total annual operating expenses for Class I Shares were as follows:

Large Cap Core Equity Fund   1.05%

For more information about these fees, see "Investment Adviser and Sub-Advisers."

EXAMPLE: COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, total annual fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund's Class I Shares would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$134       $418      $723     $1,590



                                                   WWW.BISHOPSTREETFUNDS.COM   3

BISHOP STREET STRATEGIC GROWTH FUND

-    FUND SUMMARY

INVESTMENT GOAL

Long-term capital appreciation

INVESTMENT FOCUS

Common stocks

SHARE PRICE VOLATILITY

High

PRINCIPAL INVESTMENT STRATEGY

Investing in U.S. growth stocks

INVESTOR PROFILE

Investors seeking long-term capital appreciation, who are willing to accept the risk of high share price volatility

-    SIMPLY SPEAKING

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500/BARRA Growth Index is a subset of the S&P 500 Index and consists of those companies with the highest price-to- book ratios. The S&P 500 Index is a widely- recognized index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. Each of these Indexes is capitalization weighted, meaning each stock in the index is weighted to its market value. The Consumer Price Index measures prices of goods bought by a typical consumer such as food, gas, shelter and clothing. It is widely used as a cost-of-living benchmark.

-    INVESTMENT STRATEGY

The Strategic Growth Fund primarily invests in U.S. common stocks that the Sub-Adviser believes have potential for capital appreciation. The Fund's portfolio is comprised of approximately fifty equally-weighted stocks. The Fund expects to remain as fully invested in the above securities as practicable.

The Sub-Adviser's investment strategy uses a proprietary, quantitative investment model to make investment decisions for the Fund. The Sub-Adviser's model selects securities from an initial database of approximately 1,500 stocks, which are screened down to 500. This screening is based on factors such as market capitalization and daily trading volume. The model then ranks the securities based on a myriad of other factors, such as growth prospects, and produces "buy," "hold" and "sell" recommendations. All factors used in the model are based on the Sub-Adviser's in-house research.

The Sub-Adviser's model focuses on "growth" stocks. These are stocks that the Sub-Adviser believes have above-average potential for long-term capital appreciation based on factors such as improving earnings, growth in book value and valuation. The Sub-Adviser's model is not necessarily designed to focus on traditional or more commonly recognized growth concepts, such as above average gains in earnings, high levels of profit growth or high price to earnings ratios.

The Fund's portfolio manager reviews the model's recommendations generally on a daily basis to maintain approximate equal weightings of the stocks in the Fund's portfolio. On a monthly basis, the portfolio manager and the Investment Committee rebalance the Fund's portfolio and make buy and sell decisions for the Fund based on the model's recommendations. The portfolio manager and the Investment Committee generally do not override the model's recommendations, absent unusual circumstances. The Sub-Adviser expects the Fund to experience a low level of portfolio turnover.

-    PRINCIPAL RISKS OF INVESTING

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, equity securities, may underperform other market segments.

-    PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares from calendar year to calendar year.

                                  (BAR CHART)


2003    38.08%
2004     9.64%
2005    11.52%
2006     9.78%

BEST QUARTER   WORST QUARTER
------------   -------------
   18.92%         (6.13)%
(06/30/03)       (06/30/06)

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2006 to those of the S&P 500 Index and the Consumer Price Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                        SINCE
                                                            1 YEAR   INCEPTION*
                                                            ------   ----------
Strategic Growth Fund Return Before Taxes
   Class I Shares                                             9.78%    11.04%
Strategic Growth Fund Return After Taxes on Distributions
   Class I Shares                                             8.80%    10.76%
Strategic Growth Fund Return After Taxes on Distributions
and Sale of Fund Shares
   Class I Shares                                             7.57%     9.60%
S&P 500 Index Return
(reflects no deduction for fees, expenses or taxes)          15.80%    12.56%
Consumer Price Index Return (reflects no deduction
   for fees, expenses or taxes)                               2.56%     2.61%


* The Fund's inception date is July 1, 2002. Index returns provided from July 31, 2002.

-    FUND FEES & EXPENSES

This table describes the fees and expenses that you may pay if you purchase or sell Class I Shares.

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                   None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                  None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and
   other Distributions (as a percentage of offering price)            None
Redemption Fee (as a percentage of amount redeemed, if applicable)*   None
Exchange Fee                                                          None

* Redemption proceeds over $500 that are wired to your bank account are subject to a $15 wire fee (see "How to Sell Your Fund Shares - Receiving Your Money").

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


Management Fees      0.74%
Other Expenses       0.56%*
                     ----
Total Annual
Operating Expenses   1.30%**
                     ----

*    Other expenses include shareholder servicing fees.

** The Fund's actual total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and Distributor voluntarily agreed to waive a portion of their fees or reimburse Fund expenses in order to keep total annual operating expenses at a specified level. The Adviser, Administrator or Distributor may discontinue all or part of these waivers/reimbursements at any time. With these fee waivers/reimbursements, the Fund's actual total annual fund operating expenses for Class I Shares were as follows:


Strategic Growth Fund   1.06%

For more information about these fees, see "Investment Adviser and Sub-Advisers."

EXAMPLE: COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, total annual fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund's Class I Shares would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$132       $412      $713     $1,568



                                                   WWW.BISHOPSTREETFUNDS.COM   5

BISHOP STREET HIGH GRADE INCOME FUND

-    FUND SUMMARY

INVESTMENT GOAL
High total return

INVESTMENT FOCUS
Corporate and U.S. government debt obligations

SHARE PRICE VOLATILITY
Medium

PRINCIPAL INVESTMENT STRATEGY
Investing in high grade U.S. debt obligations of domestic corporations and the U.S. government

INVESTOR PROFILE
Conservative investors seeking income, who are willing to accept some degree of share price volatility

-    SIMPLY SPEAKING

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government and fixed-rate non-convertible corporate debt securities issued or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least one year. The Consumer Price Index measures prices of goods bought by a typical consumer such as food, gas, shelter and clothing. It is widely used as a cost-of-living benchmark.

-    INVESTMENT STRATEGY

The High Grade Income Fund primarily invests (at least 80% of its net assets) in high grade U.S. dollar-denominated debt obligations of domestic corporations and the U.S. government, its agencies or instrumentalities. High grade debt obligations are those rated in the three highest ratings categories by either S&P or other nationally recognized statistical rating organizations, and include mortgage-backed, variable and floating rate instruments. The Fund may also invest up to 20% of its net assets in investment grade securities (securities rated BBB by S&P, BAA by Moody's, or unrated equivalent). In determining whether to buy, sell or hold a security, the portfolio management team analyzes the security relative to the risk characteristics of the portfolio as a whole. The portfolio management team considers several factors when selecting securities for the Fund's portfolio, including the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio management team may continue to hold a bond that has been downgraded if it believes it is in the best interest of the Fund's shareholders.

-    PRINCIPAL RISKS OF INVESTING

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, the volatility of lower-rated securities is even greater than that of higher-rated securities. Longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that its market segment, fixed income securities, may underperform other market segments.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition of the credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities.

The Fund's investment approach, with its emphasis on high quality corporate and U.S. government obligations of medium maturity, seeks to provide total return through income and some capital appreciation with moderate risk to principal and less sensitivity to changing interest rates than longer-term or lower quality bond funds.

-    PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in performance of the Fund's Class I Shares from calendar year to calendar year.

                                  (BAR CHART)

1998    9.09%
1999   -4.34%
2000   10.25%
2001    7.16%
2002   11.54%
2003    3.31%
2004    3.41%
2005    2.00%
2006    2.96%

BEST QUARTER   WORST QUARTER
------------   -------------
    6.65%         (3.07)%
 (09/30/02)      (06/30/04)

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2006 to those of the Lehman Brothers U.S. Government/Credit Index and the Consumer Price Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                               SINCE
                                                         1 YEAR   5 YEARS   INCEPTION*
                                                         ------   -------   ----------
High Grade Income Fund Return Before Taxes
   Class I Shares                                        2.96%     4.59%       5.28%
High Grade Income Fund Return After Taxes on
   Distributions
   Class I Shares                                        1.49%     2.98%       3.30%
High Grade Income Fund Return After Taxes on
   Distributions and Sale of Fund Shares
   Class I Shares                                        1.90%     3.01%       3.32%
Lehman Brothers U.S. Government/Credit
   Index Return (reflects no deduction for fees,
   expenses or taxes)                                    3.77%     5.16%       6.30%
Consumer Price Index Return
   (reflects no deduction for fees, expenses or taxes)   2.56%     2.70%       2.42%

* The Fund's inception date is January 30, 1997. Index returns provided from January 31, 1997.


-    FUND FEES & EXPENSES

This table describes the fees and expenses that you may pay if you purchase or sell Class I Shares.

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
offering price)                                                             None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)   None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
Distributions (as a percentage of offering price)                           None

Redemption Fee (as a percentage of amount redeemed, if applicable)*         None

Exchange Fee                                                                None

* Redemption proceeds over $500 that are wired to your bank account are subject to a $15 wire fee (see "How to Sell Your Fund Shares - Receiving Your Money").

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


Management Fees         0.55%
Other Expenses          0.57%*
                        ----
Total Annual
Operating Expenses      1.12%**

*    Other expenses include shareholder servicing fees.

** The Fund's actual total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and Distributor voluntarily agreed to waive a portion of their fees or reimburse Fund expenses in order to keep total annual operating expenses at a specified level. The Adviser, Administrator or Distributor may discontinue all or part of these waivers/reimbursements at any time. With these fee waivers, the Fund's actual total annual operating expenses for Class I Shares.

High Grade Income Fund   0.76%

For more information about these fees, see "Investment Adviser and Sub-Advisers."

EXAMPLE: COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, total annual fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund's Class I Shares would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $114      $356      $617     $1,363



                                                   WWW.BISHOPSTREETFUNDS.COM   7

BISHOP STREET HAWAII MUNICIPAL BOND FUND

-    FUND SUMMARY

INVESTMENT GOAL
High current income exempt from federal and Hawaii state income taxes

INVESTMENT FOCUS
Hawaii municipal bonds

SHARE PRICE VOLATILITY
Medium

PRINCIPAL INVESTMENT STRATEGY
Investing in a portfolio focused on investment grade municipal bonds

INVESTOR PROFILE
Investors seeking tax-exempt current income who are willing to accept the risk of investing in a portfolio of municipal securities

-    SIMPLY SPEAKING

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Municipal Bond Index is a widely-recognized index of municipal bonds with maturities of at least one year. The Consumer Price Index measures prices of goods bought by a typical consumer such as food, gas, shelter and clothing. It is widely used as a cost-of-living benchmark.

-    INVESTMENT STRATEGY

The Hawaii Municipal Bond Fund primarily invests (at least 80% of its net assets) in investment grade municipal bonds, the interest from which is exempt from regular federal and Hawaii state income taxes. While the Adviser attempts to maximize the portion of the Fund's assets invested in Hawaii issues, the Fund may also invest in municipal bonds issued by other U.S. states, territories and possessions. There is no restriction upon the amount of the Fund's assets that may be invested in obligations that pay income subject to the federal alternative minimum tax. To the extent that the Fund invests in securities subject to the alternative minimum tax, the income received from these securities could be taxable. There is no limit on the average maturity of the Fund's portfolio. The Adviser will use its judgment to invest in securities that will provide a high level of current income in light of current market conditions. In making a determination to buy, sell or hold a security, the portfolio manager gives special consideration to the relative value of the security in comparison to the available alternatives, while remaining consistent with the objectives of the portfolio. The portfolio management team considers several factors when selecting securities for the Fund's portfolio, including the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio management team may continue to hold a bond that has been downgraded if it believes it is in the best interest of the Fund's shareholders.

-    PRINCIPAL RISKS OF INVESTING

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, the volatility of lower-rated securities is even greater than that of higher-rated securities. Longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that its market segment, fixed income securities, may underperform other market segments.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's concentration of investments in securities of issuers located in Hawaii subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Hawaii obligations than a mutual fund that does not have as great a concentration in Hawaii.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund's investment approach, with its emphasis on investment grade municipal bonds, seeks to provide current tax-exempt income with moderate risk to principal. The Fund generally is not expected to perform as well as a comparable taxable bond fund, but may do as well or better on an after-tax basis.

-    PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in performance of the Fund's Class I Shares from calendar year to calendar year.

                                  (BAR CHART)

1997    8.52%
1998    5.84%
1999   -2.65%
2000   12.61%
2001    4.24%
2002   10.02%
2003    5.27%
2004    3.36%
2005    2.51%
2006    4.42%

BEST QUARTER   WORST QUARTER
------------   -------------
    5.13%         (2.22)%
 (12/31/00)     (06/30/04)

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2006 to those of the Lehman Brothers Municipal Bond Index and the Consumer Price Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                      1 YEAR   5 YEARS   10 YEARS
                                      ------   -------   --------
Hawaii Municipal Bond Fund Return
Before Taxes
   Class I Shares                      4.42%    5.08%      5.34%
Hawaii Municipal Bond Fund Return
After Taxes on Distributions
   Class I Shares                      4.36%    4.96%      5.27%
Hawaii Municipal Bond Fund Return
After Taxes on Distributions and
Sale of Fund Shares
   Class I Shares                      4.35%    4.94%      5.23%
Lehman Brothers Municipal Bond
Index Return (reflects no deduction
   for fees, expenses or taxes)        4.85%    5.53%      5.76%
Consumer Price Index Return
(reflects no deduction for fees,
   expenses or taxes)                  2.56%    2.70%      2.44%


-    FUND FEES & EXPENSES

This table describes the fees and expenses that you may pay if you purchase or sell Class I Shares.

Maximum Sales Charge
(Load) Imposed on Purchases
(as a percentage of offering price)                                         None
Maximum Deferred Sales Charge
(Load) (as a percentage of net
   asset value)                                                             None
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
   and other Distributions (as a
   percentage of offering price)                                            None
Redemption Fee (as a percentage
   of amount redeemed, if applicable)*                                      None
Exchange Fee                                                                None

* Redemption proceeds over $500 that are wired to your bank account are subject to a $15 wire fee (see "How to Sell Your Fund Shares - Receiving Your Money").

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)

Management Fees      0.35%
Other Expenses       0.58%*
                     ----
Total Annual
Operating Expenses   0.93%**


*    Other expenses include shareholder servicing fees.

** The Fund's actual total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and Distributor voluntarily agreed to waive a portion of their fees or reimburse Fund expenses in order to keep total annual operating expenses at a specified level. The Adviser, Administrator or Distributor may discontinue all or part of these waivers/reimbursements at any time. With these fee waivers, the Fund's actual total annual operating expenses for Class I Shares were as follows:


Hawaii Municipal Bond Fund             0.55%

For more information about these fees, see "Investment Adviser and Sub-Advisers."

EXAMPLE: COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, total annual fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund's Class I Shares would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
  $95      $296      $515     $1,143


                                                   WWW.BISHOPSTREETFUNDS.COM   9

BISHOP STREET MONEY MARKET FUND

-    FUND SUMMARY

INVESTMENT GOAL

Preserving principal and maintaining liquidity while providing current income

INVESTMENT FOCUS

Short-term money market instruments

SHARE PRICE VOLATILITY

Very low

PRINCIPAL INVESTMENT STRATEGY

Investing in high quality, U.S. dollar denominated short-term securities

INVESTOR PROFILE

Conservative investors seeking current income through a low risk liquid investment

-    SIMPLY SPEAKING

WHAT IS AN AVERAGE?

An average represents the performance of a specific group of mutual funds with a particular investment objective. You cannot invest directly in an average. The iMoneyNet, Inc. First Tier Institutions-Only Average is a composite of mutual funds with investment goals similar to the Fund's goal.

-    INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest categories by nationally recognized rating organizations or securities that the Sub-Adviser determines are of comparable quality. The Fund invests substantially all of its assets in short-term securities including: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities); (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. and foreign savings and loan institutions and commercial banks (including foreign branches of such banks) that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency Obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

The Adviser has engaged Fischer Francis Trees & Watts, Inc. (Sub-Adviser) to manage the Fund's assets on a day-to-day basis. Using a top-down strategy and bottom-up security selection process, the Sub-Adviser seeks securities with an acceptable maturity, that are marketable and liquid, that offer competitive yields, and that are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Securities and Exchange Commission
(SEC) rules about credit quality, maturity and diversification of its investments.

-    PRINCIPAL RISKS OF INVESTING


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. The Fund's investment approach, with its emphasis on short-term obligations, seeks to provide current income with low risk to principal and lower exposure to fluctuations in share price.


THE MONEY MARKET FUND TRIES TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT THE FUND WILL ACHIEVE THIS GOAL.

-    PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in performance of the Fund's Class I Shares from calendar year to calendar year.

                                  (BAR CHART)


1997    5.29%
1998    5.26%
1999    4.88%
2000    6.13%
2001    3.86%
2002    1.34%
2003    0.76%
2004    0.92%
2005    2.78%
2006    4.63%

BEST QUARTER   WORST QUARTER
------------   -------------
    1.57%           0.16%
 (09/30/00)     (03/31/04)

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's returns for the periods ended December 31, 2006 to those of the iMoneyNet, Inc. First Tier Institutions-Only Average.

                                   1 YEAR   5 YEARS   10 YEARS
                                   ------   -------   --------
Money Market Fund Return
   Class I Shares                   4.63%    2.07%      3.57%
iMoneyNet, Inc. First Tier
Institutions-Only Average Return    4.77%    2.20%      3.66%

For information concerning the Fund's 7-Day Yield, please call 1-800-262-9565.

-    FUND FEES & EXPENSES

This table describes the fees that you may pay if you purchase or sell Class I Shares.

Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)                                      None
Maximum Deferred Sales Charge (Load)
   (as a percentage of net asset value)                                     None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
   and other Distributions (as a percentage of offering price)              None
Redemption Fee (as a percentage of amount redeemed, if applicable)*         None
Exchange Fee                                                                None

* Redemption proceeds over $500 that are wired to your bank account are subject to a $15 wire fee (see "How to Sell Your Fund Shares - Receiving Your Money").

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)

Management Fees      0.30%
Other Expenses       0.56%*
                     ----
Total Annual
Operating Expenses   0.86%**

*    Other expenses include shareholder servicing fees.

** The Fund's actual total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and Distributor voluntarily agreed to waive a portion of their fees or reimbursement Fund expenses in order to keep total annual operating expenses at a specified level. The Adviser, Administrator or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual operating expenses for Class I Shares were as follows:


Money Market Fund   0.50%

For more information about these fees, see "Investment Adviser and Sub-Advisers."

EXAMPLE: COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, total annual fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund's Class I Shares would be:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
  $88      $274      $477     $1,061



                                                  WWW.BISHOPSTREETFUNDS.COM   11

BISHOP STREET TREASURY MONEY MARKET FUND

-    FUND SUMMARY

INVESTMENT GOAL

Preserving principal and maintaining a high degree of liquidity while providing current income

INVESTMENT FOCUS

Money market instruments issued or guaranteed by the U.S. Treasury

SHARE PRICE VOLATILITY

Very low

PRINCIPAL INVESTMENT STRATEGY

Investing in U.S. Treasury obligations and repurchase agreements

INVESTOR PROFILE

Conservative investors seeking current income through a low risk liquid investment

-    SIMPLY SPEAKING

WHAT IS AN AVERAGE?

An average represents the performance of a specific group of mutual funds with a particular investment objective. You cannot invest directly in an average. The iMoneyNet, Inc. U.S. Treasury & Repo Average is a composite of mutual funds with investment goals similar to the Fund's goal.

-    INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by U.S. Treasury obligations.

The Adviser has engaged Fischer Francis Trees & Watts, Inc. (Sub-Adviser) to manage the Fund's assets on a day-to-day basis. Using a top-down strategy and bottom-up security selection process, the Sub-Adviser seeks securities with an acceptable maturity that are marketable, liquid and offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict SEC rules about credit quality, maturity and diversification of its investments.

-    PRINCIPAL RISKS OF INVESTING

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.


An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund. The Fund's investment approach, with its emphasis on short-term U.S. Treasury obligations, seeks to provide current income with low risk to principal and lower exposure to fluctuations in share price.


THE TREASURY MONEY MARKET FUND TRIES TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT THE FUND WILL ACHIEVE THIS GOAL.

-    PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. This bar chart shows changes in performance of the Fund's Class I Shares from calendar year to calendar year.

                                  (BAR CHART)


1997   5.22%
1998   5.10%
1999   4.65%
2000   5.89%
2001   3.68%
2002   1.29%
2003   0.74%
2004   0.91%
2005   2.62%
2006   4.51%

BEST QUARTER   WORST QUARTER
------------   -------------
    1.53%          0.15%
 (12/31/00)      (03/31/04)

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2006 to those of the iMoneyNet, Inc. U.S. Treasury & Repo Average.

                                       1 YEAR   5 YEARS   10 YEARS
                                       ------   -------   --------
Treasury Money Market Fund Return
   Class I Shares                       4.51%    2.01%      3.45%
iMoneyNet, Inc. U.S. Treasury & Repo
Average Return                          4.21%    1.74%      3.16%

For more information concerning the Fund's 7-Day Yield, please call 1-800-262-9565.

-    FUND FEES & EXPENSES

This table describes the fees that you may pay if you purchase or sell Class I Shares.

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                   None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                  None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
and other Distributions (as a percentage of offering price)           None
Redemption Fee (as a percentage of amount redeemed, if applicable)*   None
Exchange Fee                                                          None

* Redemption proceeds over $500 that are wired to your bank account are subject to a $15 wire fee (see "How to Sell Your Fund Shares - Receiving Your Money").

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)

Management Fees      0.30%
Other Expenses       0.57%*
                     ----
Total Annual
Operating Expenses   0.87%**
                     ----

*    Other expenses include shareholder servicing fees.

** The Fund's actual total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and Distributor voluntarily agreed to waive a portion of their fees or reimburse Fund expenses in order to keep total annual operating expenses at a specified level. The Adviser, Administrator or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual operating expenses for Class I Shares were as follows:


Treasury Money Market Fund   0.44%

For more information about these fees, see "Investment Adviser and Sub-Advisers."

EXAMPLE: COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, total annual fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund's Class I Shares would be:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
  $89      $278      $482     $1,073



                                                 WWWW.BISHOPSTREETFUNDS.COM   13

MORE INFORMATION ABOUT RISK

-    MANAGEMENT RISK

     All Funds

The risk that a strategy used by the Fund's management may fail to produce the intended result.


-    EQUITY RISK

     Large Cap Core Equity Fund

     Strategic Growth Fund


Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

-    FIXED INCOME RISK

     High Grade Income Fund
     Hawaii Municipal Bond Fund
     Money Market Fund
     Treasury Money Market Fund

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

-    CALL RISK

     High Grade Income Fund
     Hawaii Municipal Bond Fund
     Money Market Fund

     During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

-    CREDIT RISK

     High Grade Income Fund
     Hawaii Municipal Bond Fund
     Money Market Fund

     The possibility that an issuer will be unable to make timely payments of either principal or interest. Since the Fund purchases securities backed by credit enhancements from banks and other financial institutions, changes in the credit ratings of these institutions could cause the Fund to lose money and may affect the Fund's share price.

-    EVENT RISK

     High Grade Income Fund
     Hawaii Municipal Bond Fund
     Money Market Fund

     Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the Fund's multiple holdings.

-    MUNICIPAL ISSUER RISK

     High Grade Income Fund
     Hawaii Municipal Bond Fund
     Money Market Fund

     There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

In addition, the Hawaii Municipal Bond Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

-    MORTGAGE-BACKED SECURITIES

     High Grade Income Fund

     Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently than other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the principal investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies, and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in short-term obligations, cash or cash equivalents. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policy and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information. The portfolio holdings are disclosed in the Quarterly Holdings Report, which is available on the Funds' website at: www.bishopstreetfunds.com.

INVESTMENT ADVISER AND SUB-ADVISERS

-    INVESTMENT ADVISER

The Investment Adviser (Adviser) makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program.

The Adviser oversees the Sub-Advisers to ensure compliance with the Large Cap Core Equity, Strategic Growth, Money Market and Treasury Money Market Funds' investment policies and guidelines, and monitors the Sub-Advisers' adherence to their investment styles. The Adviser pays the Sub-Advisers out of the investment advisory fees it receives (described below).


                                                  WWW.BISHOPSTREETFUNDS.COM   15

The Board of Trustees of Bishop Street Funds supervises the Adviser and Sub-Advisers and establishes policies that the Adviser and Sub-Advisers must follow in their management activities. A discussion regarding the basis for the Board of Trustees' approval of the investment advisory and sub-advisory agreements is included each year in the Funds' semi-annual report for the period ended June 30.


BISHOP STREET CAPITAL MANAGEMENT, a registered investment adviser and wholly-owned subsidiary of First Hawaiian Bank, serves as Adviser to the Funds. First Hawaiian Bank is a subsidiary of BancWest Corporation, itself a subsidiary of BNP Paribas. The Adviser is affiliated with two of the Sub-Advisers, BNP PAM and FFTW, which are also subsidiaries of BNP Paribas. As of December 31, 2006, Bishop Street Capital Management had approximately $2.48 billion in assets under management. For the fiscal year ended December 31, 2006, the Funds paid advisory fees to the Adviser in the following amounts (based on average net assets):

Large Cap Core Equity  Fund ............   0.71%
Strategic Growth Fund ..................   0.74%
High Grade Income Fund .................   0.42%
Hawaii Municipal Bond Fund .............   0.25%
Money Market Fund ......................   0.17%
Treasury Money Market Fund .............   0.10%

-    INVESTMENT SUB-ADVISERS

BNP PARIBAS ASSET MANAGEMENT, INC. (BNP PAM) serves as the Strategic Growth Fund's Sub-Adviser and manages the Fund's assets on a day-to-day basis. BNP PAM selects, buys and sells securities for the Fund under the general supervision of the Adviser and the Board of Trustees. BNP PAM is an affiliate of the Adviser and a subsidiary of BNP Paribas. BNP PAM Inc. is an investment adviser registered as such with the SEC under the Advisers Act. It has the capability to manage and/or advise on the investment activities for a range of managed accounts for which it has been appointed by clients as investment adviser and to provide investment advisory services in connection with such accounts by using the services of various capable individuals, including individuals ("associated persons", as used by the SEC in the Unibanco No Action letter of July 28, 1992) who are employed by or seconded to BNP Paribas Asset Management SAS (BNP PAM
SAS). BNP PAM is a direct, wholly-owned subsidiary of Paribas North America, Inc. As of December 31, 2006, BNP PAM SAS had approximately $7.3 billion in assets under management for U.S. equity products and approximately $430.6 billion in assets under management worldwide.



FISCHER FRANCIS TREES & WATTS, INC. (FFTW) serves as the Money Market Fund's and Treasury Money Market Fund's Sub-Adviser and manages each Fund's assets on a day-to-day basis under the general supervision of the Adviser and the Board of Trustees. Organized in 1972, FFTW is registered as an investment adviser with the SEC and is a New York corporation that, together with its affiliated companies located in London, Singapore and Tokyo, managed $39 billion as of December 31, 2006, for numerous fixed income clients. FFTW, together with its affiliates, currently advises institutional clients including banks, central banks, pension funds, insurance assets, mutual funds, endowments, foundations and trusts. FFTW's main office is located at 200 Park Avenue, New York, NY 10166. FFTW is directly wholly-owned by Charter Atlantic Corporation, a New York corporation, which in-turn is indirectly wholly-owned by BNP Paribas, a publicly owned banking corporation.

LOTSOFF CAPITAL MANAGEMENT (Lotsoff) serves as the Large Cap Core Equity Fund's Sub-Adviser and manages the Fund's assets on a day-to-day basis. Lotsoff, an Illinois general partnership, was organized in 1981. Lotsoff is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940 and provides investment management services for retirement plans, financial intermediaries, foundations, corporations, fund of funds, and high net worth individuals and families. As of December 31, 2006,

Lotsoff had approximately $5.8 billion in assets under management.

-    PORTFOLIO MANAGERS

Cristopher Borden, Bishop Street Capital Management, Fixed Income Portfolio Manager, has been the manager of the Hawaii Municipal Bond Fund since 2000. From 1998-2000, Mr. Borden was a Consultant with Rendon Group. Mr. Borden holds an MBA from the American University and a BA from the University of Colorado at Boulder.

Jennifer Carias and Michael K. Hirai, both of Bishop Street Capital Management, are Co-Portfolio Managers of the High Grade Income Fund. Ms. Carias, serving in various capacities with the Adviser and/or its affiliates since 1971, has ten years of investment experience and holds a BA from Chaminade University. Mr. Hirai joined BSCM in 2004 and currently serves as President and Chief Investment Officer. Mr. Hirai became Co-Portfolio Manager of the Fund as of April 9, 2007. Mr. Hirai has over 23 years of investment experience and last served from 2000 to 2004 as Chairman and Director of Fixed Income of CIC/HCM Asset Management.

Kenneth O'Donnell, Portfolio Manager of FFTW, serves as portfolio manager of the Money Market and Treasury Money Market Funds. Mr. O'Donnell joined FFTW in 2002 and has eight years of investment experience. From 1998 to 2002, Mr. O'Donnell was a Structured Securities Trader/Analyst at Mellon Standish Asset Management (formerly, Standish Ayer and Wood, Inc.).

Hubert Goye, of BNP PAM, serves as the Strategic Growth Fund's Portfolio Manager. Mr. Goye is the Head of International Equity and has been a portfolio manager since 1995. Mr. Goye has more than 15 years of investment experience and holds an advanced degree in engineering from Ecole Nationale de Ponts et Chaussees, Paris. Mr. Goye manages BNP PAM's U.S. Core Growth strategy's model portfolio, the investment decisions of which are replicated in the Fund. Mr. Goye is the primary decision-maker and heads a team consisting of researchers and analysts.


Joseph N. Pappo and Donald W. Reid, Ph.D., both of Lotsoff, serve as co-portfolio managers of the Large Cap Core Equity Fund. Mr. Pappo, Senior Portfolio Manager and Director of Equity Investments, and Mr. Reid, Senior Portfolio Manager and Director of Research, joined Lotsoff in 1997. Prior to 1997, they managed over $1 billion in both small and large cap active equity strategies at Weiss, Peck and Greer. They have been together as a team for 19 years and have been the portfolio managers for Lotsoff's large cap strategy since its inception.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the funds is available in the Statement of Additional Information.

-    ADDITIONAL COMPENSATION

The Adviser and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Funds. The Adviser and its affiliates may also receive compensation for providing services to the Funds in cases where the compensation is not duplicative of the compensation ERISA accounts pay for fiduciary and non-fiduciary services (e.g., shareholder services).

-    SHAREHOLDER SERVICING

The Funds have adopted a Shareholder Servicing Plan that allows the Funds to pay shareholder servicing fees of up to 0.25% of a Fund's average daily net assets for the servicing of its shares and for services provided to shareholders. The Adviser or any of its affiliates providing brokerage or investment-related services may receive shareholder servicing fees, payable from the Funds' assets, of up to 0.25% of each Fund's average daily net assets. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


                                                  WWW.BISHOPSTREETFUNDS.COM   17

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Funds.

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence.

-    HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:

-    Mail;

-    Telephone;

-    Wire; or

-    Direct Deposit.

To purchase shares directly from the Funds, complete and send in an account application. If you need an application or have questions, please call 1-800-262-9565. All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars, drawn on U.S. financial institutions and made payable on its face to the Fund(s). The Funds do not accept purchases made by cash or cash equivalents (for instance, you may not pay by money order or traveler's check). The Funds do not accept purchases made by credit card check. Mail your check to Bishop Street Funds, P.O. Box 219721, Kansas City, MO 64121-9721.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Each Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Funds' policy on excessive trading, see "Excessive Trading."

The price per share (the offering price) will be the net asset value (NAV) per share next determined after a Fund receives your purchase order. A Fund is deemed to have received your order upon receipt of a completed account application and proper payment. If you already have an existing account, a Fund is deemed to have received your order upon receipt of your order and proper payment.

Each bond and equity fund's NAV is calculated once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, generally we must receive your purchase order in proper form by 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

Each money market fund's NAV is calculated once each Business Day at 4:00 p.m., Eastern Time. So for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds generally must receive your order and federal funds (readily available funds) by 4:00 p.m., Eastern Time.

On any Business Day when the Bond Market Association (BMA) recommends that the securities markets close early, the bond and money market funds reserve the right to close at or prior to the BMA recommended closing time. If a bond or money market fund does so, it will not grant same business day credit for purchase and redemption orders received after the bond fund's or money market fund's closing time and credit will be given to the next Business Day.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV for the bond and equity funds, the Funds generally value their investment portfolios at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

In calculating NAV for the money market funds, the Funds generally value their investment portfolios using the amortized cost valuation method, which is described in detail in the Funds' Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price, or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

FAIR VALUE PRICING

The Funds' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Funds assign to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.


Although the Strategic Growth and Large Cap Core Equity Funds invest primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Funds would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Funds calculated their NAV.


When valuing fixed income securities with remaining maturities of more than 60 days, the High Grade Income and Hawaii Municipal Bond Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Securities, options, futures contracts and other assets (including swap agreements) for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

MINIMUM PURCHASES & AUTOMATIC INVESTMENT PLANS

You may open an account with a $1,000 minimum initial investment per Fund ($500 for those investing in retirement plans). The minimum initial investment may be reduced with an Automatic Investment Plan (AIP).

If you have a checking or savings account, you may establish an AIP and open an account with a $100 minimum initial investment per Fund. You may then begin regularly scheduled investments of at least $50 per month through automatic deductions from your checking or savings accounts.

-    HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund by mail at P.O. Box 219721, Kansas City, MO 64121-9721 or by telephone at 1-800-262-9565.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you are requesting to sell $5,000 or more of your shares, your request must be in writing and must include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).


                                                  WWW.BISHOPSTREETFUNDS.COM   19

The sale price of each share will be the next NAV determined after the Fund receives your request.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in any Bishop Street Fund in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or electronically transferred to your bank account.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account if your redemption proceeds are in excess of $500 (subject to a $15 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $1,000 ($500 for those investing in retirement plans; $100 for officers, directors and employees of BancWest Corporation and its banking and non-banking subsidiaries who have arranged to purchase shares through the AIP) because of redemptions you may be required to sell your shares.

But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted or otherwise as permitted by the SEC. More information about this is in the Statement of Additional Information.

-    HOW TO EXCHANGE YOUR SHARES

You may exchange your Class I Shares for Class I Shares of any other Bishop Street Fund on any Business Day by contacting us directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone at 1-800-262-9565. IF YOU RECENTLY PURCHASED SHARES BY CHECK, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). THIS EXCHANGE PRIVILEGE MAY BE CHANGED OR CANCELED AT ANY TIME UPON 60 DAYS' NOTICE.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Funds' policy on excessive trading, see "Excessive Trading" below.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES

EXCESSIVE TRADING

The Funds (except the Money Market Funds) are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Funds' service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:

- Shareholders are restricted from making more than four "round trips" into or out of each Fund per calendar year. If a shareholder exceeds this amount, the Funds and/or their service providers may, at their discretion, reject any additional purchase or exchange orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the same Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

- The Funds reserve the right to reject any purchase request (including purchases by exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believe that the trading activity would be harmful or disruptive to the Funds.


The following types of transactions are exempt from these policies: 1) systematic purchases and redemptions, and 2) purchases or redemptions by an account participating in a bona fide asset allocation program.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur. If you own your Fund shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary's policies regarding frequent trading may differ from those of the Fund. Please contact your financial intermediary for more information.


MONEY MARKET FUNDS - The Money Market Fund and Treasury Money Market Fund are each a money market fund and seek to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. The Funds are designed to serve as short-term cash equivalent investments for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Funds' investments, and money market instruments in general, and the Funds' intended purpose to serve as short-term investment vehicles for shareholders, the


                                                  WWW.BISHOPSTREETFUNDS.COM   21

Funds' sub-adviser has informed the Board that it believes that it would not be in shareholders' best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of the Fund. As a result, the Board of Trustees has not adopted a Fund policy and procedures with respect to frequent purchases and redemptions.


CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.

When you open an account, we will ask your name, address, date of birth and other information that will allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at a Fund's net asset value per share next determined.

However, the Funds reserve the right to close or liquidate your account at the then-current day's price and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Funds. Further, the Funds reserve the right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.


ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income, if any, as follows:

DECLARED DAILY AND PAID MONTHLY

     High Grade Income Fund
     Hawaii Municipal Bond Fund
     Money Market Fund
     Treasury Money Market Fund

DECLARED AND PAID QUARTERLY

     Large Cap Core Equity Fund
     Strategic Growth Fund


Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Each Fund's net investment income (other than net investment income that qualifies as qualified dividend income or as an exempt-interest dividend) and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in a Fund. Distributions of qualified dividend income are generally taxable at the rates applicable to long-term capital gains, subject to certain holding period limitations and other limitations. Distributions you receive from a Fund may be taxable whether or not you reinvest them.


Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of a Fund's shares for shares of another Fund is the same as a sale. The gain or loss on the sale or exchange of Fund shares generally will be treated as short term capital gain or loss, if you held the shares for 12 months or less, or long term capital gain or loss, if you held the shares for longer. Shareholders of the Money Market Fund and the Treasury Money Market Fund should be aware that because the Funds each expect to maintain a stable $1.00 net asset value per share, they should not expect to realize any gain or loss on the sale or exchange of Money Market Fund shares or Treasury Money Market Fund shares.


The Hawaii Municipal Bond Fund intends to distribute income that is exempt from both federal taxes and Hawaii state taxes. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. Any capital gains distributed by the Fund may be taxable.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.


                                                  WWW.BISHOPSTREETFUNDS.COM   23

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class I Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report for the period ended December 31, 2006, along with each Fund's financial statements, is included in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-262-9565.

For a share outstanding throughout the periods ended December 31,


                            INVESTMENT ACTIVITIES
                           -----------------------
                                           NET
                                         REALIZED                  DIVIDENDS AND
                NET ASSET                  AND         TOTAL     DISTRIBUTIONS FROM                   NET
                  VALUE       NET       UNREALIZED  INVESTMENT  -------------------      TOTAL       ASSET
                BEGINNING  INVESTMENT      GAIN     ACTIVITIES     NET                 DIVIDENDS    VALUE,
                   OF        INCOME     (LOSS) ON      FROM     INVESTMENT  CAPITAL       AND       END OF   TOTAL
                  PERIOD     (LOSS)    INVESTMENTS  OPERATIONS    INCOME     GAINS   DISTRIBUTIONS  PERIOD  RETURN+
                ---------  ----------  -----------  ----------  ----------  -------  -------------  ------  -------
LARGE CAP CORE
   EQUITY FUND
2006(1)(3)        $10.00     $ 0.04      $ 0.62       $ 0.66      $(0.04)       --      $(0.04)     $10.62     6.63%
STRATEGIC
   GROWTH FUND
2006(1)           $14.35     $(0.03      $ 1.41       $ 1.38          --    $(0.89)     $(0.89)     $14.84     9.78%
2005(1)            13.08      (0.05)       1.56         1.51          --     (0.24)      (0.24)      14.35    11.52
2004(1)            11.93      (0.05)       1.20         1.15          --        --          --       13.08     9.64
2003(1)             8.64      (0.06)       3.35         3.29          --        --          --       11.93    38.08
2002(2)            10.00      (0.03)      (1.33)       (1.36)         --        --          --        8.64   (13.60)
HIGH GRADE
   INCOME FUND
2006(1)           $10.06     $ 0.41      $(0.12)      $ 0.29      $(0.41)       --      $(0.41)     $ 9.94     2.96%
2005(1)            10.33       0.39       (0.19)        0.20       (0.39)    (0.08)      (0.47)      10.06     2.00
2004(1)            10.40       0.38       (0.03)        0.35       (0.38)    (0.04)      (0.42)      10.33     3.41
2003(1)            10.67       0.42       (0.07)        0.35       (0.42)    (0.20)      (0.62)      10.40     3.31
2002               10.00       0.46        0.67         1.13       (0.46)       --       (0.46)      10.67    11.54
HAWAII
   MUNICIPAL
   BOND FUND
2006(1)           $10.77     $ 0.43      $ 0.04       $ 0.47      $(0.43)   $(0.04)     $(0.47)     $10.77     4.42%
2005(1)            11.02       0.43       (0.16)        0.27       (0.43)    (0.09)      (0.52)      10.77     2.51
2004(1)            11.21       0.44       (0.07)        0.37       (0.44)    (0.12)      (0.56)      11.02     3.36
2003(1)            11.20       0.45        0.13         0.58       (0.45)    (0.12)      (0.57)      11.21     5.27
2002               10.66       0.47        0.57         1.04       (0.46)    (0.04)      (0.50)      11.20    10.02
MONEY MARKET
   FUND
2006(1)           $ 1.00     $ 0.05          --       $ 0.05      $(0.05)       --      $(0.05)     $ 1.00     4.63%
2005(1)             1.00       0.03          --         0.03       (0.03)       --       (0.03)       1.00     2.78
2004(1)             1.00       0.01          --         0.01       (0.01)       --       (0.01)       1.00     0.92
2003(1)             1.00       0.01          --         0.01       (0.01)       --       (0.01)       1.00     0.76
2002                1.00       0.01          --         0.01       (0.01)       --       (0.01)       1.00     1.34
TREASURY MONEY
   MARKET FUND
2006(1)           $ 1.00     $ 0.04          --       $ 0.04      $(0.04)       --      $(0.04)     $ 1.00     4.51%
2005(1)             1.00       0.03          --         0.03       (0.03)       --       (0.03)       1.00     2.62
2004(1)             1.00       0.01          --         0.01       (0.01)       --       (0.01)       1.00     0.91
2003(1)             1.00       0.01          --         0.01       (0.01)       --       (0.01)       1.00     0.74
2002                1.00       0.01          --         0.01       (0.01)       --       (0.01)       1.00     1.29

                                     RATIO OF
                                     EXPENSES   RATIO OF
                                        TO         NET
                          RATIO OF   AVERAGE   INVESTMENT
                   NET    EXPENSES     NET       INCOME
                 ASSETS,     TO       ASSETS     (LOSS)
                 END OF    AVERAGE  EXCLUDING  TO AVERAGE  PORTFOLIO
                 PERIOD      NET       FEE         NET      TURNOVER
                  (000)    ASSETS    WAIVERS     ASSETS       RATE
                --------  --------  ---------  ----------  ---------
LARGE CAP CORE
   EQUITY FUND
2006(1)(3)      $102,850    1.05%*    1.32%*      0.64%*      51%
STRATEGIC
   GROWTH FUND
2006(1)         $142,929    1.06%     1.30%      (0.23)%      53%
2005(1)          123,341    1.07      1.31       (0.35)       55
2004(1)           79,168    1.05      1.29       (0.38)       59
2003(1)           46,845    1.17      1.41       (0.57)       59
2002(2)           19,899    1.25*     1.67*      (0.61)*      50
HIGH GRADE
   INCOME FUND
2006(1)         $141,448    0.76%     1.12%       4.12%       41%
2005(1)          141,439    0.76      1.13        3.82        45
2004(1)          157,170    0.76      1.11        3.68        45
2003(1)          134,845    0.76      1.10        3.91        48
2002             138,516    0.76      1.09        4.45        19
HAWAII
   MUNICIPAL
   BOND FUND
2006(1)         $138,333    0.55%      0.93%      3.99%       47%
2005(1)          145,213    0.55       0.93       3.97        41
2004(1)          148,575    0.55       0.92       3.97        40
2003(1)          150,373    0.45       0.91       4.01        38
2002             150,287    0.45       0.89       4.23        26
MONEY MARKET
   FUND
2006(1)         $159,044    0.50%     0.86%       4.55%       n/a
2005(1)          170,455    0.50      0.87        2.73        n/a
2004(1)          167,910    0.50      0.84        0.90        n/a
2003(1)          182,166    0.50      0.83        0.76        n/a
2002             238,498    0.50      0.81        1.33        n/a
TREASURY MONEY
   MARKET FUND
2006(1)         $158,364    0.44%     0.87%       4.39%       n/a
2005(1)          223,614    0.44      0.87        2.61        n/a
2004(1)          208,153    0.44      0.84        0.89        n/a
2003(1)          270,365    0.44      0.83        0.75        n/a
2002             331,678    0.44      0.83        1.28        n/a

+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

*    Annualized

(1)  Per share net investment income amount calculated using average shares.

(2)  Commenced operations on July 1, 2002.

(3)  Commenced operations on May 3, 2006.

Amounts designated as "--" are either $0 or have been rounded to $0.

INVESTMENT ADVISER
Bishop Street Capital Management
999 Bishop Street, 10th Floor
Honolulu, Hawaii 96813

SUB-ADVISERS
Fischer Francis Trees & Watts, Inc.
200 Park Avenue
46th Floor
New York, NY 10166

BNP Paribas Asset Management, Inc.
200 Park Avenue
45th Floor
New York, New York 10166

Lotsoff Capital Management
20 N. Clark Street
34th Floor
Chicago, Illinois 60602-4109

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

(BISHOP STREET FUNDS LOGO)

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated April 30, 2007 includes detailed information about Bishop Street Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus. Investors can receive a free copy of the SAI on the Funds' website at www.bishopstreetfunds.com.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds. Investors can receive free copies of the annual reports and semi-annual reports on the Funds' website at www.bishopstreetfunds.com.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE: Call 1-800-262-9565

BY MAIL: Write to the Funds
Bishop Street Funds
c/o SEI Investments Distribution Co
One Freedom Valley Drive
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the annual and semi-annual reports, as well as other information about Bishop Street Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Room, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov. Bishop Street Funds' Investment Company Act registration number is 811-08572.


VISIT US ONLINE AT WWW.BISHOPSTREETFUNDS.COM.

ABOUT THIS PROSPECTUS

Bishop Street Funds is a mutual fund family that offers different classes of shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about Class I Shares of the Money Market Fund (Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. If you would like more detailed information about the Fund, please see:

                                                                         Page
                                                                      ----------
Money Market Fund .................................................            2
More Information About Risk .......................................            4
More Information About Fund Investments ...........................            5
Investment Adviser and Sub-Adviser ................................            5
Purchasing, Selling and Exchanging Fund Shares ....................            7
Other Policies ....................................................            9
Dividends and Distributions .......................................           10
Taxes .............................................................           10
Financial Highlights ..............................................           11
How to Obtain More Information About
   Bishop Street Funds ............................................   Back Cover



                                                   WWW.BISHOPSTREETFUNDS.COM   1

BISHOP STREET MONEY MARKET FUND

-    FUND SUMMARY

INVESTMENT GOAL

Preserving principal and maintaining liquidity while providing current income

INVESTMENT FOCUS

Short-term money market instruments

SHARE PRICE VOLATILITY

Very low

PRINCIPAL INVESTMENT STRATEGY

Investing in high quality, U.S. dollar denominated short-term securities

INVESTOR PROFILE

Conservative investors seeking current income through a low risk liquid investment

-    SIMPLY SPEAKING

WHAT IS AN AVERAGE?

An average represents the performance of a specific group of mutual funds with a particular investment objective. You cannot invest directly in an average. The iMoneyNet, Inc. First Tier Institutions-Only Average is a composite of mutual funds with investment goals similar to the Fund's goal.

-    INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest categories by nationally recognized rating organizations or securities that the Sub-Adviser determines are of comparable quality. The Fund invests substantially all of its assets in short-term securities including: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities); (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. and foreign savings and loan institutions and commercial banks (including foreign branches of such banks) that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency Obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

The Adviser has engaged Fischer Francis Trees & Watts, Inc. (Sub-Adviser) to manage the Fund's assets on a day-to-day basis. Using a top-down strategy and bottom-up security selection process, the Sub-Adviser seeks securities with an acceptable maturity, that are marketable and liquid, that offer competitive yields, and that are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Securities and Exchange Commission
(SEC) rules about credit quality, maturity and diversification of its investments.

-    PRINCIPAL RISKS OF INVESTING

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. The Fund's investment approach, with its emphasis on short-term obligations, seeks to provide current income with low risk to principal and lower exposure to fluctuations in share price.

THE MONEY MARKET FUND TRIES TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT THE FUND WILL ACHIEVE THIS GOAL.

-    PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from calendar year to calendar year.

                                  (BAR CHART)

1997   5.29%
1998   5.26%
1999   4.88%
2000   6.13%
2001   3.86%
2002   1.34%
2003   0.76%
2004   0.92%
2005   2.78%
2006   4.63%

BEST QUARTER   WORST QUARTER
------------   -------------
    1.57%          0.16%
 (09/30/00)     (03/31/04)

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2006 to those of the iMoneyNet, Inc. First Tier Institutions-Only Average.

                           1 YEAR   5 YEARS   10 YEARS
                           ------   -------   --------
Money Market Fund Return
   Class I Shares           4.63%    2.07%      3.57%
iMoneyNet, Inc.
First Tier Institutions-
   Only Average Return      4.77%    2.20%      3.66%

For information concerning the Fund's 7-Day Yield, please call 1-800-262-9565.



                                                   WWW.BISHOPSTREETFUNDS.COM   3

-    FUND FEES & EXPENSES

This table describes the fees and expenses that you may pay if you purchase or sell the Fund's Class I Shares.

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                         None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                        None
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and other Distributions
(as a percentage of offering price)                                         None
Redemption Fee (as a percentage of amount
redeemed, if applicable)*                                                   None
Exchange Fee                                                                None

* Redemption proceeds over $500 that are wired to your bank account are subject to a $15 wire fee (see "How to Sell Your Fund Shares -Receiving Your Money").

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

Management Fees                        0.30%
Other Expenses                         0.56%*
                                       ----
Total Annual Fund Operating Expenses   0.86%**

*    Other expenses include shareholder servicing fees.

** The Fund's actual total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and Distributor voluntarily agreed to waive a portion of their fees in order to keep total annual operating expenses at a specified level. The Adviser, Administrator or Distributor may discontinue all or part of these waivers/reimbursements at any time. With these fee waivers, the Fund's actual total annual operating expenses for Class I Shares were as follows:

Money Market Fund   0.50%

For more information about these fees, see "Investment Adviser and Sub-Adviser."

EXAMPLE: COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
  $88      $274      $477     $1,061

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The investment manager invests Fund assets in a way that he believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

-    MANAGEMENT RISK

The risk that a strategy used by the Fund's management may fail to produce the intended result.

-    FIXED INCOME RISK

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

     -    CALL RISK

          During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause the Fund's average weighted maturity to fluctuate, and may require the Fund to invest the resulting proceeds at lower interest rates.

     -    CREDIT RISK

          The possibility that an issuer will be unable to make timely payments of either principal or interest. Since the Fund purchases securities backed by credit enhancements from banks and other financial institutions, changes in the credit ratings of these institutions could cause the Fund to lose money and may affect the Fund's share price.

     -    EVENT RISK

          Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the Fund's multiple holdings.

     -    MUNICIPAL ISSUER RISK

          There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the principal investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies, and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information. Of course, we cannot guarantee that it will achieve its investment goal.

-    INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information. The portfolio holdings are disclosed in the Quarterly Holdings Report, which is available on the Fund's website at: www.bishopstreetfunds.com.

INVESTMENT ADVISER AND SUB-ADVISER

-    INVESTMENT ADVISER

The Investment Adviser (Adviser) oversees the Sub-Adviser to ensure compliance with the Money Market Fund's investment policies and guidelines and monitors the Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Adviser out of the investment advisory fees it receives (described below).

The Board of Trustees of Bishop Street Funds supervises the Adviser and Sub-Adviser and establishes policies



                                                   WWW.BISHOPSTREETFUNDS.COM   5
that the Adviser and Sub-Adviser must follow in their management activities. A discussion regarding the basis for the Board of Trustees' approval of the investment advisory and sub-advisory agreements is included each year in the Fund's semi-annual report for the period ended June 30.

Bishop Street Capital Management, a registered investment adviser and wholly-owned subsidiary of First Hawaiian Bank, serves as Adviser to the Fund. First Hawaiian Bank is a subsidiary of BancWest Corporation, itself a subsidiary of BNP Paribas. The Adviser is affiliated with the Sub-Adviser, which is also a subsidiary of BNP Paribas. As of December 31, 2006, Bishop Street Capital Management had approximately $2.48 billion in assets under management. For the fiscal year ended December 31, 2006, the Fund paid advisory fees to the Adviser of 0.17% of the Fund's average net assets.

-    INVESTMENT SUB-ADVISER

Fischer Francis Trees & Watts, Inc. (FFTW) serves as the Money Market Fund's Sub-Adviser and manages the Fund's assets on a day-to-day basis under the general supervision of the Adviser and the Board of Trustees. Organized in 1972, FFTW is registered as an investment adviser with the SEC and is a New York corporation that, together with its affiliated companies located in London, Singapore and Tokyo, managed $39 billion as of December 31, 2006, for numerous fixed income clients. FFTW, together with its affiliates, currently advises institutional clients including banks, central banks, pension funds, insurance assets, mutual funds, endowments, foundations and trusts. FFTW's main office is located at 200 Park Avenue, New York, NY 10166. FFTW is directly wholly-owned by Charter Atlantic Corporation, a New York corporation, which in-turn is indirectly wholly-owned by BNP Paribas, a publicly owned banking corporation.

PORTFOLIO MANAGER

Kenneth O'Donnell, Portfolio Manager of FFTW, serves as portfolio manager of the Money Market Fund. Mr. O'Donnell joined FFTW in 2002 and has eight years of investment experience. From 1998 to 2002, Mr. O'Donnell was a Structured Securities Trader/Analyst at Mellon Standish Asset Management (formerly, Standish Ayer and Wood, Inc.).

Additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the fund is available in the Statement of Additional Information.

-    ADDITIONAL COMPENSATION

The Adviser and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Funds. The Adviser and its affiliates may also receive compensation for providing services to the Fund in cases where the compensation is not duplicative of the compensation ERISA accounts pay for fiduciary and non-fiduciary services (e.g., shareholder services).

-    SHAREHOLDER SERVICING

The Fund has adopted a Shareholder Servicing Plan that allows the Fund to pay shareholder servicing fees of up to 0.25% of the Fund's average daily net assets for the servicing of its shares, and for services provided to shareholders. The Adviser or any of its affiliates providing brokerage or investment-related services may receive shareholder servicing fees, payable from the Fund's assets, of up to 0.25% of the Fund's average daily net assets. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Fund.

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

-    HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:

-    Mail;

-    Telephone;

-    Wire; or

-    Direct Deposit.

To purchase shares directly from the Fund, complete and send in an account application. If you need an application or have questions, please call 1-800-262-9565. All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars, drawn on U.S. financial institutions and made payable on its face to the Fund. The Fund does not accept purchases made by cash or cash equivalents (for instance, you may not pay by money order or traveler's check). The Fund does not accept purchases made by credit card check. Mail your check to Bishop Street Funds, P.O. Box 219721, Kansas City, MO 64121-9721.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and that could adversely affect the Fund or its operations.

The price per share (the offering price) will be the net asset value (NAV) per share next determined after the Fund receives your purchase order. The Fund is deemed to have received your order upon receipt of a completed account application and proper payment. If you already have an existing account, the Fund is deemed to have received your order upon receipt of your order and proper payment.

The Fund calculates its NAV once each Business Day at 4:00 p.m., Eastern Time. So, for you to be eligible to receive dividends from the Fund declared on the day you submit your purchase order, generally we must receive your order and federal funds (readily available funds) by 4:00 p.m., Eastern Time.

On any Business Day when the Bond Market Association (BMA) recommends that the securities markets close early, the Fund reserves the right to close at or prior to the BMA recommended closing time. If the Fund does so, it will not grant same business day credit for purchase and redemption orders received after the Fund's closing time and credit will be given to the next Business Day.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

In calculating NAV for the Fund, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES & AUTOMATIC INVESTMENT PLANS

You may open an account with a $1,000 minimum initial investment in the Fund ($500 for those investing in retirement plans). The minimum initial investment may be reduced with an Automatic Investment Plan (AIP).


                                                    WWW.BISHOPSTREETFUNDS.COM  7

If you have a checking or savings account, you may establish an AIP and open an account with a $100 minimum initial investment in the Fund. You may then begin regularly scheduled investments of at least $50 per month through automatic deductions from your checking or savings accounts.

-    HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund by mail at P.O. Box 219721, Kansas City, MO 64121-9721 or by telephone at 1-800-262-9565.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you are requesting to sell $5,000 or more of your shares, your request must be in writing and must include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in any Bishop Street Fund in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from the Fund. The proceeds of the withdrawal will be mailed to you by check or electronically transferred to your bank account.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account if your redemption proceeds are in excess of $500 (subject to a $15 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $1,000 ($500 for those investing in retirement plans; $100 for officers, directors and employees of BancWest Corporation and its banking and non-banking subsidiaries, who have arranged to purchase shares through the AIP) because of redemptions, you may be required to sell your shares.

But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted or otherwise as permitted by the SEC. More information about this is in the Statement of Additional Information.

-    HOW TO EXCHANGE YOUR SHARES

You may exchange your Class I Shares for Class I Shares of any other Bishop Street Fund on any Business Day by contacting us directly by mail or telephone at 1-800-262-9565. The Bishop Street Funds offers Class I Shares of the Large Cap Core Equity Fund, High Grade Income Fund, Hawaii

Municipal Bond Fund, Strategic Growth Fund, and Treasury Money Market Fund.

You may also exchange shares through your financial institution by mail or telephone.

IF YOU RECENTLY PURCHASED SHARES BY CHECK, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). THIS EXCHANGE PRIVILEGE MAY BE CHANGED OR CANCELED AT ANY TIME UPON 60 DAYS' NOTICE.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES

EXCESSIVE TRADING

The Fund is a money market fund and seeks to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. The Fund is designed to serve as short-term cash equivalent investments for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Fund's investments, and money market instruments in general, and the Fund's intended purpose to serve as short-term investment vehicles for shareholders, the Fund's sub-adviser has informed the Board that it believes that it would not be in shareholders' best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of the Fund. As a result, the Board of Trustees has not adopted a Fund policy and procedures with respect to frequent purchases and redemptions in the Money Market Fund.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.

When you open an account, we will ask your name, address, date of birth and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Fund is required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the Fund's net asset value per share next determined.

However, the Fund reserves the right to close or liquidate your account at the then-current day's price and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe



                                                   WWW.BISHOPSTREETFUNDS.COM   9
established in the sole discretion of the Fund. Further, the Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares its net investment income, if any, daily and distributes its net investment income monthly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution.

Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES.

Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. The Fund's net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in the Fund. Distributions you receive from the Fund may be taxable whether or not you reinvest them.

Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of a Fund's shares for shares of another Bishop Street Fund is the same as a sale. The gain or loss on the sale or exchange of Fund shares generally will be treated as short term capital gain or loss, if you held the shares for 12 months or less, or long term capital gain or loss, if you held the shares for longer. Shareholders of the Money Market Fund should be aware that because the Fund expects to maintain a stable $1.00 net asset value per share, they should not expect to realize any gain or loss on the sale or exchange of Money Market Fund shares.


MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS


The table that follows presents performance information about the Fund's Class I Shares. This information is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report for the period ended December 31, 2006, along with the Fund's financial statements, is included in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-262-9565.

For a share outstanding throughout the years ended December 31,

                                        INVESTMENT
                                        ACTIVITIES
                                -------------------------
                                             NET REALIZED
                                                  AND          TOTAL      DIVIDENDS
                    NET ASSET       NET       UNREALIZED    INVESTMENT      FROM
                      VALUE,    INVESTMENT       GAIN       ACTIVITIES       NET
                    BEGINNING     INCOME      (LOSS) ON        FROM      INVESTMENT     TOTAL
                    OF PERIOD     (LOSS)      INVESTMENTS   OPERATIONS     INCOME     DIVIDENDS
                    ---------   ----------   ------------   ----------   ----------   ---------
MONEY MARKET FUND
2006(1)               $1.00        $0.05          --           $0.05       $(0.05)     $(0.05)
2005(1)                1.00         0.03          --            0.03        (0.03)      (0.03)
2004(1)                1.00         0.01          --            0.01        (0.01)      (0.01)
2003(1)                1.00         0.01          --            0.01        (0.01)      (0.01)
2002                   1.00         0.01          --            0.01        (0.01)      (0.01)

                                                         RATIO OF     RATIO OF     RATIO OF
                                                         EXPENSES     EXPENSES        NET
                    NET ASSET              NET ASSETS,      TO       TO AVERAGE   INVESTMENT
                      VALUE,                  END OF      AVERAGE    NET ASSETS    INCOME TO
                      END OF      TOTAL       PERIOD        NET      EXCLUDING      AVERAGE
                      PERIOD     RETURN+      (000)       ASSETS    FEE WAIVERS   NET ASSETS
                    ---------   --------   -----------   --------   -----------   ----------
MONEY MARKET FUND
2006(1)               $1.00       4.63%      $159,044      0.50%       0.86%         4.55%
2005(1)                1.00       2.78        170,455      0.50        0.87          2.73
2004(1)                1.00       0.92        167,910      0.50        0.84          0.90
2003(1)                1.00       0.76        182,166      0.50        0.83          0.76
2002                   1.00       1.34        238,498      0.50        0.81          1.33

+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

(1)  Per share net investment income amount calculated using average shares.

Amounts designated as "--" are either $0 or have been rounded to $0.



                                                  WWW.BISHOPSTREETFUNDS.COM   11

INVESTMENT ADVISER

Bishop Street Capital Management
999 Bishop Street, 10th Floor
Honolulu, Hawaii 96813

SUB-ADVISER

Fischer Francis Trees & Watts, Inc.
200 Park Avenue, 46th Floor
New York, New York 10166

DISTRIBUTOR

Sei Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius Llp
1701 Market Street
Philadelphia, Pennsylvania 19103

                           (BISHOP STREET FUNDS LOGO)

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated April 30, 2007 includes detailed information about Bishop Street Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus. Investors can receive a free copy of the SAI on the Fund's website at www.bishopstreetfunds.com.

Annual and Semi-Annual Reports

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund. Investors can receive free copies of the annual reports and semi-annual reports on the Fund's website at www.bishopstreetfunds.com.

To Obtain More Information:

By Telephone: Call 1-800-262-9565
By Mail:      Write to the Fund
              Bishop Street Funds
              c/o SEI Investments Distribution Co.
              One Freedom Valley Drive
              Oaks, Pennsylvania 19456

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Bishop Street Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Room, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov. Bishop Street Funds' Investment Company Act registration number is 811-08572.

                                                                 BSF-PS-009-0900

Visit us online at www.bishopstreetfunds.com.

                                 CLASS I SHARES

                               BISHOP STREET FUNDS

PROSPECTUS

APRIL 30, 2007

MONEY MARKET FUND

INVESTMENT ADVISER:

BISHOP STREET CAPITAL MANAGEMENT

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                           (BISHOP STREET FUNDS LOGO)

                       STATEMENT OF ADDITIONAL INFORMATION

                               BISHOP STREET FUNDS
                                 APRIL 30, 2007

                               INVESTMENT ADVISER:
                        BISHOP STREET CAPITAL MANAGEMENT
                                 (THE "ADVISER")

This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of Bishop Street Funds (the "Trust") and should be read in conjunction with the Trust's prospectuses, each dated April 30, 2007. This SAI relates to the following series of the Trust (each a "Fund" and collectively, the "Funds"):

                           LARGE CAP CORE EQUITY FUND
                              STRATEGIC GROWTH FUND
                             HIGH GRADE INCOME FUND
                           HAWAII MUNICIPAL BOND FUND
                                MONEY MARKET FUND
                           TREASURY MONEY MARKET FUND

This SAI is incorporated by reference into the Trust's prospectuses. Capitalized terms not defined herein are defined in the prospectuses. A prospectus may be obtained without charge by calling 1-800-262-9565.

The Trust's financial statements and notes thereto contained in the Annual Report for the Funds for the fiscal year ended December 31, 2006, are herein incorporated by reference and deemed to be part of this SAI. A copy of the 2006 Annual Report must accompany the delivery of this SAI.


                                                                 BSF-SX-002-0500

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
THE TRUST ...............................................................      1
DESCRIPTION OF PERMITTED INVESTMENTS ....................................      1
FUND INVESTMENTS AND PRACTICES ..........................................      2
INVESTMENT LIMITATIONS ..................................................     14
THE ADVISER .............................................................     16
THE SUB-ADVISERS ........................................................     18
THE PORTFOLIO MANAGERS ..................................................     20
THE ADMINISTRATOR .......................................................     23
THE DISTRIBUTOR .........................................................     24
THE TRANSFER AGENT ......................................................     26
THE CUSTODIAN ...........................................................     27
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...........................     27
LEGAL COUNSEL ...........................................................     27
CODES OF ETHICS .........................................................     27
TRUSTEES AND OFFICERS OF THE TRUST ......................................     27
REPORTING ...............................................................     33
PURCHASING AND REDEEMING SHARES .........................................     33
PRICING/DETERMINATION OF NET ASSET VALUE ................................     33
TAXES ...................................................................     35
FUND PORTFOLIO TRANSACTIONS .............................................     40
INFORMATION ABOUT PORTFOLIO HOLDINGS ....................................     44
DESCRIPTION OF SHARES ...................................................     44
VOTING ..................................................................     45
SHAREHOLDER LIABILITY ...................................................     46
LIMITATION OF TRUSTEES' LIABILITY .......................................     46
PROXY VOTING ............................................................     47
5% AND 25% SHAREHOLDERS .................................................     47
FINANCIAL INFORMATION ...................................................     49
APPENDIX A - DESCRIPTION OF RATINGS .....................................    A-1
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES .......................    B-1

                                    THE TRUST

GENERAL. Each Fund is a separate series of the Trust, an open-end management investment company. The Trust is organized under Massachusetts law as a business trust under an Amended and Restated Agreement and Declaration of Trust dated September 1, 1994 (the "Declaration of Trust"). The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (known as shares) and separate classes of Funds. Each Fund (except the Hawaii Municipal Bond Fund) is a diversified investment company.

Shareholders may purchase shares in certain Funds through two separate classes, Class A and Class I, which provide for variations in sales charges, distribution costs, transfer agent fees, voting rights and dividends. Except for differences between the Class A Shares and the Class I Shares pertaining to sales charges, distribution and shareholder servicing, voting rights, dividends and transfer agent expenses, each share of each series represents an equal proportionate interest in that series. Please see "Description of Shares" for more information.

FUND                         CLASS I SHARES   CLASS A SHARES
----                         --------------   --------------
Large Cap Core Equity Fund          x
Strategic Growth Fund               x
High Grade Income Fund              x
Hawaii Municipal Bond Fund          x                x
Money Market Fund                   x                x
Treasury Money Market Fund          x

VOTING RIGHTS. Each share held entitles the shareholder of record to one vote for each dollar invested. Each Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholder approval may be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate one or more Funds without shareholder approval, which they may exercise if a Fund fails to reach or maintain a viable size or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

                      DESCRIPTION OF PERMITTED INVESTMENTS

     The following information supplements the information about permitted investments set forth in the prospectuses.

                         FUND INVESTMENTS AND PRACTICES

LEGEND

%    - Maximum percentage permissible. All percentages shown are of total assets unless otherwise noted.

@    - No policy limitation; Fund may be currently using.

*    - Permitted, but not typically used.

-    - Not permitted.

MONEY MARKET FUNDS

                                                                  TREASURY
                                                     MONEY      MONEY MARKET
                                                  MARKET FUND       FUND
                                                  -----------   ------------
TRADITIONAL INVESTMENTS
Asset-Backed Securities                              @(1)            --
Bank Obligations                                       @             --
Commercial Paper                                     @(1)            --
Corporate Debt Obligations                           @(2)            --
Municipal Securities                                 @(3)            --
Repurchase Agreements                                  @            @(4)
U.S. Government Agency and Treasury Obligations        @            @(5)
Zero Coupon Obligations                                @            @(5)
Variable and Floating Rate Instruments                 @             --
Yankee Bonds                                           @             --

INVESTMENT PRACTICES
Borrowing                                             33%            33%
Illiquid Securities                                   10%(6)         10%(6)
Securities Lending                                    33 1/3%        33 1/3%
Standby Commitments                                   33%            33%
When-Issued Securities                                33%            33%

(1). Rated in the highest short-term rating category by S&P or Moody's, or unrated equivalent.

(2). With remaining maturities of not more than 397 days rated, at the time of investment, in the highest short-term rating category by two or more NRSROs, or one NRSRO if only one NRSRO has rated the security, or, if the obligation has no short-term rating, it should be of an issuer that issues commercial paper of comparable priority and security meeting the above short-term ratings or, if not a rated security as defined by Rule 2a-7, determined by the sub-adviser to be of comparable quality.

(3). Rated in one of the two highest rating categories by S&P or Moody's, or unrated equivalent.

(4).   Limited to repurchase agreements involving U.S. Treasury Obligations.

(5).   Limited to U.S. Treasury Obligations.

(6).   Percentage based on net assets, not total assets.

                                                                                  HAWAII
                                                  LARGE CAP CORE    STRATEGIC    MUNICIPAL    HIGH GRADE
                                                    EQUITY FUND    GROWTH FUND   BOND FUND   INCOME FUND
                                                  --------------   -----------   ---------   -----------
ADRs                                                     *              *           --           --
Asset-Backed Securities                                 --             --           --           35%(1)
Bank Obligations                                        --             --           --           35%(2)
Commercial Paper                                        --             --           --           35%(2)
Convertible Debt Securities                             --             --           --           --
Convertible Equity Securities                           --              *           --           --
Corporate Debt Obligations                              --             --           20%(4)        @(2,5)
Equity Securities                                        @              @           --           --
Futures                                                 10%             *           --           --
Investment Company Shares                               10%            10%          10%          10%
Mortgage-Backed Securities                              --             --           --           35%(6)
Municipal Securities                                    --             --            @(7)        20%
Options                                                 --              *           --           --
Repurchase Agreements                                   --              *           20%(4)       20%
Restricted Securities                                   --             15%          15%          15%
Securities of Foreign Issuers                            *              *           --            @(2)
Supranational Agency Obligations                        --             --           --           35%(8)
U.S. Government Agency and Treasury Obligations         --             --           20%(4)        @(9)
Variable & Floating Rate Instruments                    --             --            @            @
Zero Coupon Obligations                                 --             --            @            @
Borrowing                                               33%            33%          33%          33%
Illiquid Securities                                     15%(4)         15%(4)       15%(4)       15%(4)
Securities Lending                                      33 1/3%        33 1/3%      33 1/3%      33 1/3%
Standby Commitments                                     33%            33%          33%          33%
When-Issued Securities                                  33%            33%          33%          33%

(1). Rated in the three highest ratings categories by S&P or Moody's, or unrated equivalents.

(2). Rated in the three highest ratings categories by S&P or Moody's, or unrated equivalent.

(3).   May not invest more than 20% in convertible debt securities.

(4).   Percentage is based on net assets, not total assets.

(5). May invest up to 20% of the Fund's net assets in securities rated BBB by S&P or BAA by Moody's, or unrated equivalent.

(6). Rated in the three highest ratings categories by S&P or Moody's, or unrated equivalent including privately issued mortgage-backed securities rated A or higher by S&P or Moody's, or unrated equivalents.

(7). Shall invest at least 80% of its net assets, under normal circumstances, in investment grade municipal bonds the interest from which is exempt from federal and Hawaii state income taxes.

(8). May not invest more than 20% in obligations not rated in the three highest ratings categories by S&P or Moody's, or unrated equivalent.

(9).   May invest in U.S. Treasury Receipts.

AMERICAN DEPOSITARY RECEIPTS ("ADRS") are securities typically issued by U.S. financial institutions (depositaries). ADRs represent ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without the participation of the issuer of the underlying security.

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS") are pass-through certificates representing ownership in a pool of adjustable rate mortgages. ARMs make monthly payments based on a pro rata share of interest and principal payments, and prepayments of principal on the pool of underlying mortgages. The adjustable rate feature reduces, but does not eliminate, price fluctuations in this type of mortgage-backed security.

ASSET-BACKED SECURITIES are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be obligations, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

BANK OBLIGATIONS are SHORT-TERM OBLIGATIONS issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits.

COMMERCIAL PAPER is a term used to describe unsecured short-term promissory notes issued by municipalities, corporations, and other entities that have maturities generally from a few days to nine months.

EQUITY SECURITIES represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value of a fund to fluctuate. The Funds purchase equity securities traded in the United States on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

- COMMON STOCK represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

- PREFERRED STOCK represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

- CONVERTIBLE SECURITIES are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

FOREIGN SECURITIES - U.S. dollar denominated obligations of foreign issuers may consist of obligations of foreign branches of U.S. banks and of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits and investments in Canadian Commercial Paper, foreign securities and Europaper. American Depositary Receipts have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

FUTURES AND OPTIONS ON FUTURES - Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). A Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent a Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5, and, therefore, no Fund is subject to registration or regulation as a commodity pool operator under the CEA.

     An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

     When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the Investment Company Act of 1940 (the "1940 Act") or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage that the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

     A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract.

     A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices that are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices that are expected to move relatively consistently with the put option.

     There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

GNMA SECURITIES - Securities issued by the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. government corporation, guarantee the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. The scheduled monthly interest and principal payments relating to mortgages in the pool are "passed through" to investors. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

GOVERNMENT PASS-THROUGH SECURITIES are securities issued or guaranteed by an U.S. government agency representing an interest in a pool of mortgage loans. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

ILLIQUID SECURITIES are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a mutual fund's books.

INVESTMENT COMPANY SHARES - Shares of other mutual funds that may be purchased by the Funds to the extent consistent with applicable law. Under these rules and regulations of the 1940 Act, a Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, (i) the Fund would own more than 3% of the total voting stock of the company, (ii) securities issued by any one investment company represented more than 5% of the Fund's assets, or (iii) securities (other than treasury stock) issued by all investment companies would represent more than 10% of the total assets of the Fund, unless it does so in reliance on a statutory exemption under the 1940 Act or rule or SEC staff interpretations thereunder. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders of the Funds would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

MORTGAGE-BACKED SECURITIES - Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-through certificates, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment) and mortgage-backed bonds (general obligations of issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family properties).

     Many CMOs are issued with a number of classes or series that have different maturities and are retired in sequence. Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, CMOs in longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and while some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, CMOs themselves are not generally guaranteed by the U.S. government or any other entity.

     REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

MUNICIPAL SECURITIES - Municipal notes include, but are not limited to, general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes.

     General obligation bonds and revenue bonds are debt instruments issued by states and local governments to raise funds for public works. General obligation bonds are backed by the full faith and credit of the issuing municipality, which means that the municipality commits its full resources to paying bondholders, including general taxation and the ability to raise more funds through credit. The ability to back up bond payments with tax funds is what distinguishes general obligation bonds from revenue bonds, which are repaid solely using the revenue generated by the specific project the bonds are issued to fund.

     Private activity bonds are issued by or on behalf of states or political subdivisions thereof to finance privately owned or operated facilities for business and manufacturing, housing, sports and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports parking and low income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility's user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.

     Investments in floating rate instruments will normally involve industrial development or revenue bonds, which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Adviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

     The Adviser has the authority to purchase securities at a price that would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity in order to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to those with institutions that the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to determine initially and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the affected Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

     Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, such Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Funds may purchase subject to a put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Funds including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

SPECIAL CONSIDERATIONS RELATING TO HAWAII MUNICIPAL SECURITIES

     The ability of issuers to pay interest on, and repay principal of, Hawaii municipal securities may be affected by: (1) the general financial condition of the State of Hawaii; (2) amendments to the Hawaii Constitution and related statutes that limit the taxing and spending authority of Hawaii government entities; (3) voter initiatives; (4) civil actions; and (5) a wide variety of Hawaii laws and regulations.

     Municipal securities, which are payable only from the revenues derived from a particular facility, may be adversely affected by Hawaii laws or regulations that make it more difficult for the particular facility to generate revenues sufficient to pay such interest and principal including, among others, laws and regulations that limit the amount of fees, rates or other charges that may be imposed for use of the facility or that increase competition among facilities of that type or that limit or otherwise have the effect of reducing the use of such facilities generally, thereby reducing the revenues generated by the particular facility. Municipal securities, the payment of interest and principal on which is insured, in whole or in part, by a Hawaii governmentally created fund, may be adversely affected by Hawaii laws or regulations that restrict the aggregate proceeds available for payment of principal and interest in the event of a default on such municipal securities. Similarly, municipal securities, the payment of interest and principal on which is secured, in whole or in part, by an interest in real property may be adversely affected by Hawaii laws that limit the availability of remedies or the scope of remedies available in the event of a default on such municipal securities. Because of the diverse nature of such laws and regulations and the impossibility of either predicting in which specific municipal securities the Hawaii Municipal Bond Fund will invest from time to time or predicting the nature or extent of future changes in existing laws or regulations or the future enactment or adoption of additional laws or regulations, it is not presently possible to determine the impact of such laws and regulations on the securities in which the Fund may invest and, therefore, on the shares of the Fund.

OPTIONS - Put and call options for the various securities and indices are traded on national securities exchanges. As consistent with the Strategic Growth Fund's investment objective, options may be used from time to time as the Adviser deems to be appropriate. Options will generally be used for hedging purposes.

     A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Funds may enter into a "closing transaction" - the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

     Although the Funds may engage in option transactions as hedging transactions, there are risks associated with such investments including the following: (i) the success of a hedging strategy may depend on the ability of the Adviser to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Funds and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while the Funds will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. The Funds are permitted to engage in option transactions with respect to securities that are permitted investments and related indices. If the Funds write call options, they will write only covered call options.

OTHER INVESTMENTS - The Funds are not prohibited from investing in obligations of banks that are clients of SEI Investments Company. However, the purchase of shares of the Trust by them or by their customers will not be a consideration in determining which bank obligations the Funds will purchase. The Funds will not purchase obligations of the Adviser or the sub-advisers.

PRIVATE PASS-THROUGH SECURITIES are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

REPURCHASE AGREEMENTS are agreements by which a person (e.g., a Fund) obtains a security and simultaneously commits to return the security to the seller (a financial institution deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity date of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

     Repurchase agreements are considered to be loans by the participating Fund for purposes of its investment limitations. Repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement. Under all repurchase agreements entered into by the Funds, the Fund takes actual or constructive possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delays and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

RESTRICTED SECURITIES are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. Permitted investments for the Funds include restricted securities, and the Fund may invest up to 15% (10% for money market funds) of its net assets in illiquid securities, subject to the Fund's investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

SECURITIES LENDING - Each of the Funds may lend securities pursuant to agreements requiring that the loans be continuously secured by cash or liquid securities as collateral equal to 100% of the market value of the securities lent at all times. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of its total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities. However, a Fund will normally pay lending fees to broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party.

STANDBY COMMITMENTS AND PUTS permit the holder to sell securities subject to the standby commitment or put at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable.

STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS") are usually structured with two classes that receive specified proportions of monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, and the other class may receive all of the principal payments. SMBs are extremely sensitive to changes in interest rates because of the impact of prepayment of principal on the underlying mortgage securities.

SUPRANATIONAL AGENCY OBLIGATIONS are debt obligations established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank.

U.S. GOVERNMENT AGENCY OBLIGATIONS are obligations issued or guaranteed by agencies or instrumentalities of the U.S. government. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the U.S. Treasury and others are supported only by the credit of the agency or instrumentality.

U.S. TREASURY OBLIGATIONS consist of bills, notes and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS). Receipts are similar to STRIPS, but are issued by banks or broker-dealers and created by depositing U.S. Treasury obligations into a special account at a custodian bank. The Funds' custodian holds the income from the receipts for the benefit of the receipt owners.

VARIABLE AMOUNT MASTER DEMAND NOTES are debt obligations that may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Trust, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes. It is not generally contemplated that such instruments will be traded.

VARIABLE AND FLOATING RATE INSTRUMENTS involve certain debt obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices.

WHEN-ISSUED SECURITIES involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The Funds will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

     Segregated accounts will be established with the Funds' custodian and the Funds will maintain liquid assets in an amount at least equal in value to the Funds' commitments to purchase when-issued securities. If the value of these assets declines, the Funds will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

YANKEE BONDS are U.S. dollar denominated debt obligations issued by the U.S. by foreign banks and corporations.

ZERO COUPON OBLIGATIONS are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accredited. Such obligations will not result in the payment of interest until maturity and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

     Each Fund's investment goal and the following investment limitations are fundamental policies of the Fund and cannot be changed with respect to the Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

A Fund may not:

1. Invest more than 25% of its assets in any one industry, except that (1) the Money Market Funds may do so with respect to U.S. government obligations and U.S. bank obligations, and (2) the Strategic Growth Fund may concentrate in an industry (or group of industries) to approximately the same extent that their sub-adviser's quantitative models generate a concentration in that industry (or group of industries). This limitation does not apply to the Hawaii Municipal Bond Fund, but the Fund will not invest more than 25% of its assets in securities of non-governmental entities that are in the same industry.

2. Invest more than 5% of its assets in the securities of any one issuer (except for the Hawaii Municipal Bond Fund).

3. Acquire more than 10% of the voting securities of any one issuer, provided that this limitation shall apply only to 75% of the Fund's net assets (except that this restriction does not apply to the Hawaii Municipal Bond
     Fund).

4.   Invest in companies for the purpose of exercising control.

5. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. To the extent that such borrowing exceeds 5% of the value of the borrowing Fund's assets, asset coverage of at least 300% is required. No Fund will purchase securities while its borrowings exceed 5% of its total assets.

6. Make loans, except that (a) each Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) each Fund may enter into repurchase agreements; and (c) each Fund may engage in securities lending.

7. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by (5) above in aggregate amounts not to exceed 33% of total assets taken at current value at the time of the incurrence of such loan.

8. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts. However, each of the Funds (other than the Money Market and Treasury Money Market Funds) may invest in companies which invest in real estate, and in commodities contracts.

9. Make short sales of securities or purchase securities on margin, except that each Fund may obtain short-term credits as necessary for the clearance of security transactions.

10. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

11. Purchase securities of other investment companies, except as permitted by the 1940 Act and the rules and regulations thereunder.

12. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

13. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

In addition, the Hawaii Municipal Bond Fund:

14. Shall invest at least 80% of its net assets, under normal circumstances, in investment grade municipal bonds the interest from which is exempt from regular federal and Hawaii state income taxes.

NON-FUNDAMENTAL POLICIES

     The following investment limitations are non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval.

1. No Fund may invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets (except for all money market funds, for which the limit is 10%).

2. The Large Cap Core Equity Fund shall invest at least 80% of its net assets, under normal circumstances, in common stocks and other equity securities of issuers with a market capitalization in excess of $5 billion. This non-fundamental policy may be changed by the Fund's Board of Trustees upon at least 60 days' notice to Fund shareholders.

3. The High Grade Income Fund shall invest at least 80% of its net assets, under normal circumstances, in high-grade U.S. dollar-denominated debt obligations. This non-fundamental policy may be changed by the Fund's Board of Trustees upon at least 60 days' notice to Fund shareholders.

4. The Treasury Money Market Fund shall invest at least 80% of its assets, under normal circumstances, in U.S. Treasury obligations (including repurchase agreements fully-collateralized by U.S. Treasury obligators). This non-fundamental policy may be changed by the Fund's Board of Trustees upon at least 60 days' notice to Fund shareholders.

     The foregoing percentages will apply at the time the Fund purchases the security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

                                   THE ADVISER

     GENERAL. The Adviser, Bishop Street Capital Management, is an indirect subsidiary of BancWest Corporation and a direct subsidiary of First Hawaiian Bank. BancWest Corporation and First Hawaiian Bank are subsidiaries of BNP Paribas. The Adviser is affiliated with two of the Sub-Advisers, BNP PAM and FFTW (see below), which are also subsidiaries of BNP Paribas. The BNP Paribas Group was established in 1848 and is active in over 85 countries. BNP Paribas has three core lines of business that operate independently within the organization: investment banking, asset management and specialized financial services. The Adviser makes the investment decisions for the assets of each Fund and continuously reviews, supervises and administers each Fund's investment program, subject to the supervision of, and policies established by the Trustees of the Trust. The principal business address of the Adviser is 999 Bishop Street, Honolulu, Hawaii 96813. As of December 31, 2006, total assets under management were approximately $2.48 billion.

     ADVISORY AGREEMENT WITH THE TRUST. The Trust and First Hawaiian Bank entered into an advisory agreement (the "Advisory Agreement") dated March 31, 1999. BancWest Corporation, the entity formed by the merger of First Hawaiian, Inc., the parent of First Hawaiian Bank, and BancWest Corporation, created an investment advisory subsidiary entitled Bishop Street Capital Management. On November 9, 1999, the Board of Trustees of the Trust approved Bishop Street Capital Management as the new adviser to the Funds. This change became effective on February 22, 2000. The Advisory Agreement between First Hawaiian Bank and the Trust, and the obligations contained in that Agreement were assumed by Bishop Street Capital Management. At the time of this change, Bishop Street Capital Management employed the same investment personnel that managed the Funds under First Hawaiian Bank, and the management and control of the Adviser, as well as the services provided, remained the same. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

     The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by any state, the Adviser will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent that would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

     The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the vote of the Trustees or a majority of outstanding shares of the Funds, as defined in the 1940 Act. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

     ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly at an annual rate of 0.74% of the daily average net assets of each of the Strategic Growth and the Large Cap Core Equity Funds, 0.55% of the daily average net assets of the High Grade Income Fund, 0.35% of the daily average net assets of the Hawaii Municipal Bond Fund and 0.30% of the daily average net assets of the Money Market and Treasury Money Market Funds. Advisory fees are charged separately for each Fund, and are calculated and charged to each class of shares (if more than one class is offered) based on net assets.

                       FOR FISCAL YEARS ENDED DECEMBER 31:

                                                                   ADVISORY FEES VOLUNTARILY
                                ADVISORY FEES PAID BY FUND             WAIVED BY ADVISER
                             --------------------------------   ------------------------------
FUND                           2004       2005        2006        2004       2005       2006
----                         --------   --------   ----------   --------   --------   --------
Large Cap Core Equity Fund          *          *   $  358,501          *          *   $ 16,096
Strategic Growth Fund        $425,504   $744,346   $1,019,485   $      0   $      0   $      0
High Grade Income Fund       $793,881   $793,499   $  747,238   $165,840   $184,923   $170,184
Hawaii Municipal Bond Fund   $623,062   $623,723   $  596,805   $158,846   $185,192   $173,701
Money Market Fund            $689,599   $618,055   $  658,445   $230,745   $272,668   $279,913
Treasury Money Market Fund   $729,404   $709,651   $  592,809   $395,147   $447,152   $388,882

*    Not in operation during this period.

                                THE SUB-ADVISERS

BNP PARIBAS ASSET MANAGEMENT, INC.

     GENERAL. BNP Paribas Asset Management, Inc. ("BNP PAM") serves as the Strategic Growth Fund's Sub-Adviser and manages the Fund's portfolio on a day-to-day basis. BNP PAM selects, buys, and sells securities for the Fund under the supervision of the Adviser and the Board of Trustees. BNP PAM is an affiliate of the Adviser and FFTW and a subsidiary of BNP Paribas. BNP PAM is an investment adviser registered as such with the SEC under the Advisers Act. It has the capability to manage and/or advise on the investment activities for a range of managed accounts for which it has been appointed by clients as investment adviser and to provide investment advisory services in connection with such accounts by using the services of various capable individuals, including individuals ("associated persons", as used by the SEC in the Unibanco No Action letter of July 28, 1992) who are employed by or seconded to BNP Paribas Asset Management SAS ("BNP PAM SAS"). As of December 31, 2006, BNP PAM SAS had approximately $7.3 billion in assets under management for U.S. equity products and approximately $430.6 billion in assets under management worldwide.

     SUB-ADVISORY FEES PAID TO BNP PAM. The Adviser entered into a sub-advisory agreement with BNP PAM dated July 1, 2002 (the "BNP PAM Sub-Advisory Agreement), relating to the Strategic Growth Fund. Under the BNP PAM Sub-Advisory Agreement, BNP PAM is entitled to fees calculated daily and paid monthly at an annual rate of 0.37% of the Strategic Growth Fund's average daily net assets (less any waivers). These fees are paid by the Adviser; BNP PAM receives no advisory fees directly from the Fund. For the fiscal years ended December 31, 2006, December 31, 2005, and December 31, 2004, BNP PAM received advisory fees of $509,742, $354,953, $222,752, respectively, and waived $0 of those fees.

FISCHER FRANCIS TREES & WATTS, INC. AND ITS AFFILIATES

     GENERAL. Fischer Francis Trees & Watts, Inc. ("Fischer Francis") and three of its affiliates, Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom, Fischer Francis Trees & Watts (Singapore) Pte Ltd, a Singapore corporation, and Fischer Francis Trees & Watts Kabushiki Kaisha, a Japanese corporation (collectively referred to as "FFTW") serve as a Sub-Adviser and manage the assets of the Money Market and Treasury Money Market Funds under the supervision of the Adviser and the Board of Trustees. Fischer Francis is wholly-owned by Charter Atlantic Corporation, which in-turn is indirectly wholly-owned by BNP Paribas, a publicly owned banking corporation. Fischer Francis owns approximately 99% of Fischer Francis Trees & Watts. Fischer Francis Trees & Watts (Singapore) Pte Ltd and Fischer Francis Trees & Watts Kabushiki Kaisha are each wholly-owned by Fischer Francis. FFTW is an affiliate of the Adviser and BNP PAM. As of December 31, 2006, FFTW had approximately $39 billion in assets under management.

     SUB-ADVISORY FEES PAID TO FFTW. The Trust and the Adviser entered into a sub-advisory agreement with FFTW relating to the Money Market and Treasury Money Market Funds on April 29, 2005 (the "FFTW Sub-Advisory Agreement"). A new sub-advisory agreement was entered into on December 15, 2006. Under the FFTW Sub-Advisory Agreement, FFTW is entitled to fees calculated daily and paid monthly at an annual rate of 0.060% of the aggregate average daily net assets of the Money Market and Treasury Money Market Funds, respectively, up to $500 million and 0.020% of the aggregate average daily net assets of the Money Market and Treasury Money Market Funds, respectively, in excess of $500 million. These fees are paid by the Adviser; FFTW receives no advisory fees directly from these Funds. FFTW received no sub-advisory fees from the Adviser for the fiscal year ended December 31, 2004.

                       FOR FISCAL YEARS ENDED DECEMBER 31:

                                                               SUB-ADVISORY FEES
                                 SUB-ADVISORY FEES PAID            WAIVED BY
                                       BY ADVISER              WELLINGTON/FFTW*
                             ------------------------------   ------------------
FUND                           2004       2005       2006     2004   2005   2006
----                         --------   --------   --------   ----   ----   ----
Money Market Fund            $143,666   $126,970   $131,689    $0     $0     $0
Treasury Money Market Fund   $151,959   $145,436   $118,562    $0     $0     $0

* Prior to April 28, 2005, Wellington Management Company, LLP was the sub-adviser to the Money Market Fund and the Treasury Money Market Fund.


LOTSOFF CAPITAL MANAGEMENT

     GENERAL. Lotsoff Capital Management ("Lotsoff") serves as the Large Cap Core Equity Fund's sub-adviser and manages the Fund's portfolio on a day-to-day basis. Lotsoff selects, buys, and sells securities for the Fund under the supervision of the Adviser and the Board of Trustees. Lotsoff is an investment adviser registered as such with the SEC under the Advisers Act. As of December 31, 2006, Lotsoff had approximately $5.8 billion in assets under management.

     SUB-ADVISORY FEES PAID TO LOTSOFF. The Trust and the Adviser entered into a sub-advisory agreement with Lotsoff relating to the Large Cap Core Equity Fund on October 17, 2005 (the "Lotsoff Sub-Advisory Agreement"). Under the Lotsoff Sub-Advisory Agreement,

Lotsoff is entitled to fees calculated daily and paid monthly at an annual rate of 0.24% of the aggregate average daily net assets of the Large Cap Core Equity Fund up to (but not including) $300 million, 0.225% of the aggregate average daily net assets of the Fund up to (but not including) $1 billion and 0.20% of the aggregate average daily net assets of the Fund in excess of $1 billion. These fees are paid by the Adviser; Lotsoff receives no advisory fees directly from the Fund. For the fiscal year ended December 31, 2006, Lotsoff received $116,268 of advisory fees and waived $0 of those fees.

                             THE PORTFOLIO MANAGERS

     This section includes information about each Fund's portfolio managers (except for the money market funds for which such information is not required), including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

COMPENSATION

     BISHOP STREET CAPITAL MANAGEMENT. The Adviser compensates each portfolio manager for his management of the Funds. All portfolio managers' compensation consists of an annual salary, discretionary bonus and deferred compensation through the bank's 401(k) and profit sharing plan. The Adviser's profitability is a factor in determining the bonus pool availability; however, any bonus amounts paid are purely discretionary.

     BNP PAM. BNP PAM compensates each portfolio manager for management responsibilities. BNP PAM offers a global remuneration policy based on market levels, as well as each staff member's level of service and expertise. In addition to an employee's base salary, there is also a bonus designed to reward superior performance. The variable part of the compensation system may represent up to 50% or more of total compensation and, for senior staff members, there is a stock option program based on BNP Paribas shares listed on the Paris Bourse. The overall amount available for such incentives is essentially driven by the company's global results and the allocation of these options is then based on individual performance.

     BNP PAM is a 100% consolidated subsidiary of its parent, BNP Paribas Group. An employee share purchase program (of BNP Paribas shares) subject to certain vesting rules is made available to all employees.

     For portfolio managers, BNP PAM's remuneration policy is as follows:

     The fixed salary reflects each portfolio manager's level of service and expertise, and takes into consideration salary levels in the marketplace.

     There is no exact formula for calculating bonuses. The bonus, paid annually, takes into account the following factors:

- The performance of the portfolios managed by the fund manager, compared to a benchmark (in this case, the Standard & Poor's 500) or compared to competitors, over a three year period;

- The contribution of the fund manager to business development and to client service; and

- Their contribution to the development of the investment process. For instance, the fund manager monitors the research that is carried out by analysts and generates ideas or adjustments that should be researched.

     For some portfolio managers whose fixed salaries are particularly high, a portion of the bonus is paid in shares that can be sold during the following three years. In addition, BNP PAM's Board of Directors can attribute a stock option program to those who generated exceptional performances.

     LOTSOFF. Lotsoff compensates each portfolio manager for management responsibilities. Portfolio manager salary is determined on an annual basis and it is a fixed amount throughout the year. It is not based on the performance of the Large Cap Core Equity Fund or on the value of the assets held in the Fund's portfolio. The portfolio managers are each partners of Lotsoff and receive a bonus based on the profitability of the equity operations of Lotsoff. Profitability is determined by subtracting direct operating expenses from the gross revenue for the division.

     Lotsoff's equity portfolio managers' earnings include a base salary plus an amount based upon the revenue generated in the equity division. Employees receive a salary plus a subjective bonus based both upon individual performance and the overall profitability of the firm. In addition, both partners and employees participate in a Profit Sharing and a 401(k) Plan in which matching contributions are based upon the firm's profitability.

     Lotsoff offers ownership opportunities to key professionals to provide incentive for longevity. In addition, the equity portfolio management team has an attractive revenue sharing agreement, which helps keep them at the firm.

PORTFOLIO MANAGER OWNERSHIP

     As of the most recently completed fiscal year, none of the portfolio managers had "beneficial ownership" of shares of the Funds. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

MANAGEMENT OF OTHER ACCOUNTS

     In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts as shown in the tables below. All information is as of the most recently completed fiscal year. None of the accounts are subject to a performance-based advisory fee.

     BISHOP STREET CAPITAL MANAGEMENT:

                      REGISTERED INVESTMENT COMPANIES     OTHER POOLED INVESTMENT VEHICLES           SEPARATE ACCOUNTS
                     ---------------------------------   ---------------------------------   ---------------------------------
                                          TOTAL ASSETS                        TOTAL ASSETS                        TOTAL ASSETS
NAME                 NUMBER OF ACCOUNTS    (MILLIONS)    NUMBER OF ACCOUNTS    (MILLIONS)    NUMBER OF ACCOUNTS    (MILLIONS)
----                 ------------------   ------------   ------------------   ------------   ------------------   ------------
Kenneth Miller               0                $0                 0                 $0                54              $111.5
Christopher Borden           0                $0                 0                 $0                71              $  408
Jennifer Carias              0                $0                 0                 $0               142              $  610

     BNP PAM:

                   REGISTERED INVESTMENT COMPANIES     OTHER POOLED INVESTMENT VEHICLES             OTHER ACCOUNTS
                  ---------------------------------   ---------------------------------   ---------------------------------
                                       TOTAL ASSETS                        TOTAL ASSETS                        TOTAL ASSETS
NAME              NUMBER OF ACCOUNTS    (MILLIONS)    NUMBER OF ACCOUNTS    (MILLIONS)    NUMBER OF ACCOUNTS    (MILLIONS)
----              ------------------   ------------   ------------------   ------------   ------------------   ------------
H. Goye                    0                $0                 6             $2,881.5              3             $4,305.07
M-L Diaz Blanco            0                $0                 6             $2,881.5              3             $4,305.07
N. Jacquesson              0                $0                 6             $2,881.5              3             $4,305.07
E. Levy                    0                $0                 6             $2,881.5              3             $4,305.07
B. Taillardat              0                $0                 6             $2,881.5              3             $4,305.07

     LOTSOFF:

                   REGISTERED INVESTMENT COMPANIES     OTHER POOLED INVESTMENT VEHICLES             OTHER ACCOUNTS
                  ---------------------------------   ---------------------------------   ---------------------------------
                                       TOTAL ASSETS                        TOTAL ASSETS                        TOTAL ASSETS
NAME              NUMBER OF ACCOUNTS    (MILLIONS)    NUMBER OF ACCOUNTS    (MILLIONS)    NUMBER OF ACCOUNTS    (MILLIONS)
----              ------------------   ------------   ------------------   ------------   ------------------   ------------
Joseph N. Pappo            2               $257               12               $502              5,289            $2,860
Donald W. Reid             2               $257               12               $502              5,289            $2,860

CONFLICTS OF INTERESTS

     The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

                                THE ADMINISTRATOR

     GENERAL. SEI Investments Global Funds Services (formerly named SEI Investments Mutual Funds Services) (the "Administrator"), a Delaware business trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator and the Trust's principal underwriter, SEI Investments Distribution Co., are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

     ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement dated January 27, 1995 (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. The Administrator also acts as shareholder servicing agent for the Funds.

     The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

     ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. The Administrator is entitled to a fee, calculated daily and paid monthly, at an annual rate of 0.20% of average daily net assets of each Fund.

                       FOR FISCAL YEARS ENDED DECEMBER 31:

                                                                    ADMINISTRATIVE FEES
                                   ADMINISTRATIVE FEES              VOLUNTARILY WAIVED
                                      PAID BY FUND                   BY ADMINISTRATOR
                             ------------------------------   ------------------------------
FUND                           2004       2005       2006       2004       2005       2006
----                         --------   --------   --------   --------   --------   --------
Large Cap Core Equity Fund          *          *   $ 96,890          *          *   $ 41,264
Strategic Growth Fund        $115,001   $201,175   $275,536   $ 50,033   $ 87,534   $117,721
High Grade Income Fund       $288,684   $288,545   $271,723   $125,593   $125,474   $116,114
Hawaii Municipal Bond Fund   $356,036   $356,414   $341,031   $231,423   $231,668   $221,499
Money Market Fund            $459,733   $412,037   $438,963   $200,002   $179,160   $187,542
Treasury Money Market Fund   $486,270   $473,101   $395,206   $211,548   $205,801   $168,931

*    Not in operation during this period.

                                 THE DISTRIBUTOR

     The Trust and SEI Investments Distribution Co. (the "Distributor"), One Freedom Valley Drive, Oaks, Pennsylvania 19456, are parties to a distribution agreement dated January 27, 1995 (the "Distribution Agreement") whereby the Distributor acts as a principal underwriter for the continuous offering of the Funds' shares on a "best efforts" basis. The Distributor and the Administrator are both wholly-owned subsidiaries of SEI Investments.

     The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

     Class A Shares of the Hawaii Municipal Bond Fund and the Money Market Fund are offered to the public at the net asset value per share plus any applicable front-end sales charges (the "offering price"). The Distributor collects the sales charges and pays a portion of the sales charges to dealers in accordance with the reallowance schedule below. The remainder of the offering price (i.e., the difference between the offering price and the applicable sales charges) is the amount of the purchaser's investment in the Fund. The Distributor collected and retained sales charges in the amounts shown for the fiscal periods ended December 31, 2004, 2005 and 2006:

                                                                  DOLLAR AMOUNTS OF SALES
                                                                    CHARGES RETAINED BY
                             DOLLAR AMOUNT OF SALES CHARGES           SEI INVESTMENTS
                             ------------------------------   ------------------------------
FUND                            2004       2005       2006       2004      2005       2006
----                          -------    -------    -------      ----      ----       ----
Hawaii Municipal Bond Fund    $40,367    $43,332    $11,325       $ 0       $ 0        $ 0
Money Market Fund*                N/A        N/A        N/A       N/A       N/A        N/A

* Class A Shares of the Money Market Fund do not have a front end sales charge.

     Depending upon the amount of an investment in Class A Shares, the front-end sales charge reallowed to dealers will vary:

HAWAII MUNICIPAL BOND FUND

                                    DEALER REALLOWANCE AS A
                                    PERCENTAGE OF OFFERING
INVESTMENT AMOUNT:                           PRICE
------------------                  -----------------------
Less than $50,000                            3.00%
$50,000 but less than $100,000               2.75%
$100,000 but less than $250,000              2.25%
$250,000 but less than $500,000              1.25%
$500,000 but less than $1,000,000            1.00%
$1,000,000 and over                          0.00%*

* Even though you do not pay a sales charge on purchases of $1,000,000 or more, the Sponsor may pay dealers a 1% commission for these transactions.

     Each Fund has adopted a shareholder servicing plan (the "Service Plan") under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to each Fund will be paid to the Distributor. Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as profit any difference between the fee it receives and amount it pays to third parties.

     For the fiscal year ended December 31, 2006, the Distributor paid the entire amount of fees received under the Service Plan to First Hawaiian Bank for shareholder services that it performed for the Funds' shareholders.

     DISTRIBUTION PLAN. The Trust has adopted a Distribution Plan (the "Plan") for the Class A Shares of the Hawaii Municipal Bond Fund and the Money Market Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board of Trustees has determined that the Plan is in the best interests of the shareholders. The Plan is expected to benefit the Funds through growth of assets and enhanced shareholder services. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related thereto. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the independent Trustees.

     The Plan provides that Class A Shares of the Hawaii Municipal Bond Fund and the Money Market Fund will pay the Distributor a fee of .25% of the average daily net assets of the Shares for distribution-related services. From this fee, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. First Hawaiian Bank, an affiliate of the Adviser and BNP PAM, may act as an Agent and receive payments from the Distributor for shareholder services. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares. The Trust intends to operate the Plan in accordance with its terms and with the NASD rules concerning sales charges.

     For the fiscal year ended December 31, 2006, the Funds' Class A Shares incurred the following expenses under the Plan:

                                                    AMOUNT PAID TO 3RD
                                                      PARTIES BY THE
                        TOTAL (AS A                   DISTRIBUTOR FOR
                           % OF          TOTAL     DISTRIBUTION RELATED     SALES    PRINTING   OTHER
FUND                    NET ASSETS)   ($ AMOUNT)    SERVICES ($ AMOUNT)   EXPENSES     COSTS    COSTS
----                    -----------   ----------   --------------------   --------   --------   -----
CLASS A
Hawaii Municipal Bond      0.25%       $ 77,602          $ 77,602            N/A        N/A      N/A
   Fund
Money Market Fund          0.25%       $109,941          $109,941            N/A        N/A      N/A

     Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

                               THE TRANSFER AGENT

     DST Systems, Inc., 330 W. 9th Street, Kansas City, Missouri 64105, serves as the Funds' transfer agent and dividend-paying agent.

                                  THE CUSTODIAN

     Union Bank of California, N.A. (the "Custodian"), 350 California Street, San Francisco, California 94104, serves as the Funds' custodian, and is responsible for maintaining the custody of each Fund's assets.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers LLP, 2001 Market Street, Philadelphia, PA, 19103 serves as the Funds' independent registered public accounting firm, and is responsible for auditing each Fund's financial statements.

                                  LEGAL COUNSEL

     Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103 serves as legal counsel to the Funds.

                                 CODES OF ETHICS

     The Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the sub-advisers, and the Distributor each has adopted a Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. A copy of the Code of Ethics of the Trust, Adviser, sub-advisers, and Distributor is on file with the SEC and is available to the public.

                       TRUSTEES AND OFFICERS OF THE TRUST

     BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing all of the Trust's Funds. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

     MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as a Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                                                     NUMBER OF
                                                                    PORTFOLIOS
                                TERM OF           PRINCIPAL           IN FUND
                POSITION(S)   OFFICE AND        OCCUPATION(S)         COMPLEX
  NAME AND       HELD WITH     LENGTH OF           DURING            OVERSEEN
DATE OF BIRTH    THE TRUST    TIME SERVED       PAST 5 YEARS        BY TRUSTEE           OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------  ------------  ------------  -----------------------  ----------  ----------------------------------------------------
INTERESTED TRUSTEES*
Robert A.      Chairman of   No set term;  SEI Employee since            6      Trustee of The Advisors' Inner Circle Fund, The
Nesher,        the Board of  served as     1974. Currently                      Advisors' Inner Circle Fund II, SEI Global Master
8/17/46        Trustees      Chairman      performs various                     Fund, plc, SEI Global Assets Fund, plc, SEI Global
                             since 1998    services on behalf of                Investments Fund, plc, SEI Investments Global,
                                           SEI Investments, an                  Limited, SEI Absolute Return Master Fund, L.P., SEI
                                           affiliate of the                     Opportunity Master Fund, L.P., SEI Absolute Return
                                           Trust's administrator                Fund, L.P., SEI Opportunity Fund, L.P., SEI Asset
                                           and distributor, for                 Allocation Trust, SEI Daily Income Trust, SEI
                                           which Mr. Nesher is                  Institutional International Trust, SEI Institutional
                                           compensated.                         Investments Trust, SEI Institutional Managed Trust,
                                                                                SEI Liquid Asset Trust and SEI Tax Exempt Trust.

William M.     Trustee       No set term;  Self-Employed                 6      Director of SEI Investments Company, SEI Investments
Doran,                       served since  Consultant since 2003.               Distribution Co. Trustee of The Advisors' Inner
5/26/40                      April 2006    Partner, Morgan, Lewis               Circle Fund, The Advisors' Inner Circle Fund II, SEI
                                           & Bockius LLP (law                   Asset Allocation Trust, SEI Daily Income Trust, SEI
                                           firm) from 1976 to                   Institutional International Trust, SEI Institutional
                                           2003, counsel to the                 Investments Trust, SEI Institutional Managed Trust,
                                           Trust, SEI Investments,              SEI Liquid Asset Trust , SEI Tax Exempt Trust, SEI
                                           the Administrator and                Investments - Global Fund Services Limited , SEI
                                           the Distributor.                     Investments Global Limited.

INDEPENDENT TRUSTEES*
Charles E.     Trustee       No set term;  Self-Employed Business        6      Trustee of The Advisors' Inner Circle Fund and The
Carlbom,                     served since  Consultant, Business                 Advisors' Inner Circle Fund II.
8/20/34                      April 2006;   Projects Inc. since
                             previously    1997. CEO and
                             served as     President, United
                             Trustee from  Grocers Inc. from 1997
                             1999 through  to 2000. Board Member,
                             January 2004  Oregon Transfer
                                           Company.

                                                                     NUMBER OF
                                                                    PORTFOLIOS
                                TERM OF           PRINCIPAL           IN FUND
                POSITION(S)   OFFICE AND        OCCUPATION(S)         COMPLEX
  NAME AND       HELD WITH     LENGTH OF           DURING            OVERSEEN
DATE OF BIRTH    THE TRUST    TIME SERVED       PAST 5 YEARS        BY TRUSTEE           OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------  ------------  ------------  -----------------------  ----------  ----------------------------------------------------
Mitchell A.    Trustee       No set term;  Private Investor since        6      Director, Federal Agricultural Mortgage Corporation
Johnson,                     served since  1994.                                (Farmer Mac). Trustee of The Advisors' Inner Circle
3/01/42                      April 2006                                         Fund and The Advisors' Inner Circle Fund II.

Betty L.       Trustee       No set term;  Self-Employed Legal and       6      Trustee of The Advisors' Inner Circle Fund and The
Krikorian,                   served since  Financial Services                   Advisors' Inner Circle Fund II.
1/23/43                      April 2006    Consultant since 2003.
                                           State Street Bank
                                           Counsel to Global
                                           Securities and Cash
                                           Operations from 1995 to
                                           2003.

Eugene B.      Trustee       No set term;  Private Investor since        6      Trustee of The Advisors' Inner Circle Fund and The
Peters,                      served since  1987.                                Advisors' Inner Circle Fund II.
6/03/29                      April 2006

James M.       Trustee       No set term;  Attorney, Solo                6      Trustee of The Advisors' Inner Circle Fund, The
Storey,                      served since  Practitioner since                   Advisors' Inner Circle Fund II, Massachusetts Health
4/12/31                      April 2006    1994.                                and Education Tax-Exempt Trust, SEI Asset Allocation
                                                                                Trust, SEI Daily Income Trust, SEI Index Funds, SEI
                                                                                Institutional International Trust, SEI Institutional
                                                                                Investments Trust, SEI Institutional Managed Trust,
                                                                                SEI Liquid Asset Trust, SEI Tax Exempt Trust and
                                                                                U.S. Charitable Gift Trust.

George J.      Trustee       No set term;  Chief Executive               6      Trustee of State Street Navigator Securities Lending
Sullivan,                    served since  Officer, Newfound                    Trust, The Advisors' Inner Circle Fund, The
11/13/42                     April 2006    Consultants Inc. since               Advisors' Inner Circle Fund II, SEI Absolute Return
                                           1997.                                Master Fund, LP, SEI Asset Allocation Trust, SEI
                                                                                Absolute Return Fund, L.P., SEI Opportunity Fund,
                                                                                SEI Daily Income Trust, SEI Index Funds, SEI
                                                                                Institutional International Trust, SEI Institutional
                                                                                Investments Trust, SEI Institutional Managed Trust,
                                                                                SEI Liquid Asset Trust, SEI Opportunity Master Fund
                                                                                and SEI Tax Exempt Trust.

* Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of the Trust are referred to as

     "Interested Trustees." Messrs. Doran and Nesher are deemed Interested Trustees by virtue of their affiliation with the Trust's Distributor.

     BOARD STANDING COMMITTEES. The Board has established the following standing committees:

     AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter adopted on February 13, 2003. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. The Audit Committee meets periodically, as necessary, and met three times during the Trust's most recently completed fiscal year.

     FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher, Interested Trustee, currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and did not meet during the Trust's most recently completed fiscal year.

     NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The Nominating Committee operates under a written charter. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee will consider nominees recommended by shareholders if such recommendations are submitted in writing and addressed to the Nominating Committee at the Trust's offices. The Nominating Committee meets periodically, as necessary, and did not meet during the Trust's most recently completed fiscal year.

     FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of each Fund's shares as of December 31, 2006. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of each Fund's share class.

                                                                     AGGREGATE DOLLAR RANGE OF EQUITY
                                                                     SECURITIES IN ALL FUNDS OVERSEEN
                                     DOLLAR RANGE OF                BY TRUSTEE IN FAMILY OF INVESTMENT
   NAME OF TRUSTEE           EQUITY SECURITIES IN THE TRUST                     COMPANIES
---------------------   -----------------------------------------   ----------------------------------
INTERESTED TRUSTEES:

William M. Doran                           None                                    None
Robert A. Nesher                           None                                    None

INDEPENDENT TRUSTEES:                      None                                    None
Eugene B. Peters                           None                                    None
James M. Storey                            None                                    None
George J. Sullivan                         None                                    None
Betty L. Krikorian                         None                                    None
Charles E. Carlbom      $10,000 - $50,000 (Strategic Growth Fund)            $10,000 - $50,000
Mitchell A. Johnson                        None                                    None

     BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year:

                                                PENSION OR
                                                RETIREMENT                          TOTAL COMPENSATION
                                             BENEFITS ACCRUED   ESTIMATED ANNUAL   FROM REGISTRANT AND
                               AGGREGATE      AS PART OF FUND     BENEFITS UPON    FUND COMPLEX PAID TO
NAME OF PERSON AND POSITION   COMPENSATION       EXPENSES          RETIREMENT            TRUSTEES
---------------------------   ------------   ----------------   ----------------   --------------------
William M. Doran *               $    0             $0                 $0                 $    0
Robert A. Nesher *               $    0             $0                 $0                 $    0
Eugene B. Peters                 $5,900             $0                 $0                 $5,900
James M. Storey                  $5,900             $0                 $0                 $5,900
George J. Sullivan               $5,900             $0                 $0                 $5,900
Betty L. Krikorian               $5,900             $0                 $0                 $5,900
Charles E. Carlbom               $5,900             $0                 $0                 $5,900
Mitchell A. Johnson              $5,900             $0                 $0                 $5,900

* Messrs. Doran and Nesher are Trustees who may be deemed to be "interested" persons of the Trust as the term is defined in the 1940 Act.

     TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length and term of office and the principal occupations for the last five years of each person currently serving as an executive officer of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. None of the officers receive compensation from the Trust for their services.

                                                                                                   NUMBER OF
                                               TERM OF OFFICE                                    FUNDS IN THE
                          POSITION WITH THE    AND LENGTH OF    PRINCIPAL OCCUPATION DURING      FUND COMPLEX
NAME AND DATE OF BIRTH          TRUST           TIME SERVED          THE PAST FIVE YEARS        TO BE OVERSEEN
----------------------   -------------------   --------------   -----------------------------   --------------
James F. Volk            President             No set term;     Senior Operations Officer at           6
08/28/62                                       served since     SEI Investments, Fund
                                               2006             Accounting and
                                                                Administration since 1996;
                                                                Assistant Chief Accountant
                                                                for the U.S. Securities and
                                                                Exchange Commission's
                                                                Division of Investment
                                                                Management from 1993 to 1996.

Timothy D. Barto,        Vice President and    No set term;     Employed by SEI Investments            6
3/28/68                  Assistant Secretary   served since     Company since October 1999.
                                               1999             General Counsel, Vice
                                                                President and Secretary of
                                                                the Administrator since 2004
                                                                and Vice President of SEI
                                                                Investments Distribution
                                                                Company, 1999-2003.
                                                                Associate, Dechert Price &
                                                                Rhoads (law firm), 1997-1999.

Michael Lawson,          Controller and        No set term;     Director, SEI Investments              6
10/08/60                 Chief Financial       served since     Funds Accounting since July
                         Officer               2005             2005. Manager, Funds
                                                                Accounting, SEI Investments
                                                                AVP (1995-2005, excluding
                                                                February 1998 through
                                                                October 1998).

Russell Emery            Chief Compliance      No set term;     Director of Investment                 6
12/18/62                 Officer               served since     Product Management and
                                               2006             Development, SEI
                                                                Investments, since February
                                                                2003; Senior Investment
                                                                Analyst - Equity Team, SEI
                                                                Investments, from March 2000
                                                                to February 2003.

James Ndiaye,            Vice President and    No set term;     Employed by SEI Investments            6
9/11/68                  Secretary             served since     Company since October 2004.
                                               2004             Vice President, Deutsche
                                                                Asset Management from 2003
                                                                to 2004. Associate, Morgan,
                                                                Lewis & Bockius, LLP from
                                                                2000 to 2003. Counsel,
                                                                Assistant Vice President,
                                                                ING Variable Annuities Group
                                                                from 1999 to 2000.

Sofia A. Rosala,         Vice President and    No set term;     Vice President and Assistant           6
2/01/74                  Secretary             served since     Secretary of SIMC and the
                                               2004             Administrator since 2005.
                                                                Compliance Officer of SEI
                                                                Investments Company since
                                                                September 2001. Account and
                                                                Product Consultant, SEI
                                                                Private Trust Company
                                                                (1998-2001).

Nicole Welch             AML Officer           No set term;     Compliance Analyst, TD                 6
09/13/77                                       served since     Waterhouse, 2004. Senior
                                                                Compliance Analyst, UBS

                                                                                                   NUMBER OF
                                               TERM OF OFFICE                                    FUNDS IN THE
                          POSITION WITH THE    AND LENGTH OF    PRINCIPAL OCCUPATION DURING      FUND COMPLEX
NAME AND DATE OF BIRTH          TRUST           TIME SERVED          THE PAST FIVE YEARS        TO BE OVERSEEN
----------------------   -------------------   --------------   -----------------------------   --------------
                                               2006             Financial Services,
                                                                2002-2004. Knowledge
                                                                Management Analyst,
                                                                PricewaterhouseCoopers
                                                                Consulting, 2000 to
                                                                2002.

                                    REPORTING

     The Trust issues unaudited financial information semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other shareholder reports to shareholders of record.

                         PURCHASING AND REDEEMING SHARES

     Purchases and redemptions may be made through the transfer agent on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas. Purchases and redemptions will be made in full and fractional shares, calculated to three decimal places.

     It is currently the Trust's policy to pay for redemptions in cash. The Trust retains the right, however, to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust of up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period.

     The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Adviser, the sub-advisers, the Administrator and/or the Custodian are not open for business.

                    PRICING/DETERMINATION OF NET ASSET VALUE

     GENERAL POLICY. Fund shares are offered to the public at net asset value per share (plus any applicable sales charges). Net asset value per share is calculated by dividing the value of the Fund's net assets by the number of outstanding shares. The Fund's valuation policies are based on Section 2(a)(41) of and Rule 2a-4 under the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board of Trustees.

     EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern time if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on Nasdaq, the Nasdaq Official Closing Price will be used. If such prices are not available, the security will be valued at fair value as determined in good faith by the Board of Trustees.

     MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees. The money market funds' valuation methodologies are based on Rule 2a-7 under the 1940 Act.

     USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

     WAIVER OF SALES CHARGES. The front-end sales charges will be waived on Class A Shares purchased by: (a) present and retired Trustees of the Funds and officers, directors and employees (and members of their immediate family) of BancWest Corporation and its banking and non-banking subsidiaries; (b) persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts ("IRAs") previously with BancWest Corporation and its banking and non-banking subsidiaries; and (c) persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with BancWest Corporation and its banking and non-banking subsidiaries acted in a fiduciary, administrative, custodial or investment advisory capacity is closed.

     These waivers have been instituted in recognition of the significant amounts that the above categories of persons and entities invest in the Funds, and are designed to promote and further support these distribution channels.

                                      TAXES

     The following is only a summary of certain federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

     The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

     QUALIFICATIONS AS A REGULATED INVESTMENT COMPANY. Each Fund intends to qualify and elects to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

     In order to be taxable as a RIC, each Fund must distribute at least 90% of its net investment taxable income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in qualified publicly traded partnerships; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, securities of two or more issuers (other than securities of other RICs) if the Fund owns at least 20% of the voting power of each issuer and that are engaged in the same, similar or related trades or business, or securities of one or more qualified publicly traded partnerships.

     Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

     If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the 70% dividend-received deduction for corporate shareholders and for the lower capital gains rates on qualified dividend income for individual shareholders to the extent they would qualify if the Fund was a regular corporation. The Board reserves the right not to maintain qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

     FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS. A Fund may derive capital gains and losses in connection with sales of other dispositions of its portfolio of securities. Distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains will be taxable to you as long-term capital gain regardless of how long you have held your shares. Distributions of dividends will be taxed as ordinary income except that distributions of qualified dividend income will be taxed at the lower capital gains rates available for individual shareholders.

     The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

     If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

     Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

     In certain cases, the Funds will be required to withhold, at the applicable withholding rates, and remit to the United States Treasury, an amount from any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to that Fund that such shareholder is not subject to backup withholding, or (4) has failed to certify that he or she is a U.S. person (including a resident alien).

     In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividend-received deduction to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

     Certain distributions from a Fund may qualify as qualified dividend income. Qualified dividend income distributed to any individual is taxable at the lower, long-term capital gains rates. A distribution from a Fund generally qualifies as qualified dividend income to the extent it was distributed from dividends received by the Fund from taxable domestic corporations and certain qualified foreign corporations, subject to limitations, including holding period limitations, imposed on the Fund and its shareholders. Absent further legislation, the long-term capital gains rates on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2010.

     REDEMPTIONS AND EXCHANGES. Redemptions and exchanges of Fund shares may be taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on such shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

     FEDERAL EXCISE TAX. If a Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year on which the Fund paid no federal income tax), the Fund will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. Each Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

     Non-U.S. investors in a Fund may be subject to special U.S. withholding and estate tax and are encouraged to consult their tax advisor prior to investing in a Fund.

     STATE TAXES. A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by any Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund. Many states grant tax-free status to dividends paid by mutual funds to fund shareholders from interest the fund earned on direct obligations of the U.S. government, subject in some states to certain requirements. Investments in Government National Mortgage Association and Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

     ADDITIONAL CONSIDERATIONS FOR HAWAII MUNICIPAL BOND FUND. The Hawaii Municipal Bond Fund intends to qualify to pay "exempt interest dividends" to its shareholders by satisfying the Code's requirement that at the close of each quarter of its taxable year at least 50% of the value of its total assets consist of obligations the interest on which is exempt from federal income tax. As long as this and certain other requirements are met, dividends derived from the Hawaii Municipal Bond Fund's net tax-exempt interest income will be "exempt interest dividends" that may be excluded from shareholders' gross income for federal income tax purposes. Exempt interest dividends may, however, have collateral income tax consequences, including alternative minimum tax consequences, as discussed below.

     Exempt-interest dividends may be subject to the alternative minimum tax imposed by Section 55 of the Code (the "Alternative Minimum Tax"). The Alternative Minimum Tax is imposed at a rate of up to 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Alternative Minimum Tax may be affected by the receipt of exempt-interest dividends in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax. The Hawaii Municipal Bond Fund intends, when possible, to avoid investing in private activity bonds. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

     The percentage of income that constitutes exempt-interest dividends will be determined for each year for the Hawaii Municipal Bond Fund and will be applied uniformly to all dividends declared with respect to the Fund during that year. This percentage may differ from the actual percentage for any particular day.

     The deduction for interest on indebtedness incurred or continued by shareholders to purchase or carry Shares of the Hawaii Municipal Bond Fund will be limited for federal income tax purposes to the extent that any portion of such Fund's distributions consist of exempt-interest dividends. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

     Any loss on the sale or exchange of shares of the Hawaii Municipal Bond Fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the selling shareholder with respect to such shares.

     Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing Shares of the Hawaii Municipal Bond Fund. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses, in trade or business, a part of such a facility.

     Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Hawaii Municipal Bond Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of exempt interest dividends.

     Issuers of bonds purchased by the Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

     The Hawaii Municipal Bond Fund may not be a suitable investment for tax-exempt shareholders and plans because such shareholders and plans would not gain any additional tax benefit from the receipt of exempt-interest dividends.

     The state and local tax consequences of an investment in the Fund may differ from the federal consequences described above and shareholders are urged to consult their tax advisers with respect to such consequence.

     HAWAII TAXATION. The State of Hawaii has specifically adopted Sections 852 and 855 of the Code for the purposes of calculating the Fund's taxable income, which provisions provide for pass-through treatment of exempt interest dividends and capital gains, i.e., distributions by the Hawaii Municipal Bond Fund of dividends representing exempt interest and capital gains retain their original character in the hands of shareholders. As the State of Hawaii's Department of Taxation has confirmed in response to a request by special counsel for the Trust, distributions from the Hawaii Municipal Bond Fund to its shareholders that are attributable to interest on obligations exempt from income tax in the State of Hawaii will not be subject to Hawaii income tax in the hands of shareholders so long as at least 50% of the Hawaii Municipal Bond Fund's assets are invested in securities the interest from which is exempt from Hawaii state taxation. In addition, the Hawaii Department of Taxation has confirmed that interest income on obligations issued by the U.S. government and its territories is exempt from State of Hawaii income taxation. While the Hawaii Municipal Bond Fund intends to invest primarily in obligations that produce tax-exempt interest, if the Fund invests in obligations that are not exempt for Hawaii purposes, a portion of the Fund's distribution will be subject to Hawaii income tax.

                           FUND PORTFOLIO TRANSACTIONS

     BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

     In addition, an adviser may place a combined order for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the advisers and the Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the advisers believe that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Funds.

     For the fiscal years ended December 31, 2004, 2005 and 2006, the Funds paid the following aggregate brokerage commissions on portfolio transactions:

                               AGGREGATE DOLLAR AMOUNT OF
                               BROKERAGE COMMISSIONS PAID
                             -----------------------------
           FUND                2004      2005       2006
           ----              -------   --------   --------
Large Cap Core Equity Fund         *          *   $ 70,835
Strategic Growth Fund        $98,210   $127,443   $114,086
High Grade Income Fund       $     0   $      0   $      0
Hawaii Municipal Bond Fund   $     0   $      0   $      0
Money Market Fund            $     0   $      0   $      0
Treasury Money Market Fund   $     0   $      0   $      0

*    Not in operation during this period.

     BROKERAGE SELECTION. The Trust relies on the advisers to select brokers for Fund portfolio transactions. The advisers do not expect to use one particular broker or dealer for Fund portfolio transactions. The advisers select brokers based on the broker's ability to provide "best execution." The advisers consider a number of factors when selecting brokers, such as the broker's reputation and level of experience, the broker's ability to handle block trades and difficult transactions, commission rate, timeliness and accuracy of execution and settlement, the broker's familiarity with the market, the broker's reliability and integrity, the broker's fairness in resolving any disputes with respect to a trade, the time and size of the order and execution, available liquidity and current market conditions. In addition, when one or more brokers are believed capable of providing the best combination of price and execution, a Fund's adviser may select a broker based upon brokerage or research services provided to the adviser. An adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the brokerage or research services provided.

     Section 28(e) of the 1934 Act permits an adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, an adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

     To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information that assists in the valuation and pricing of investments. Examples of research-oriented services for which an adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. An adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by an adviser will be in addition to and not in lieu of the services required to be performed by a Fund's adviser under the Advisory Agreement. Any advisory or other fees paid to an adviser are not reduced as a result of the receipt of research services.

     In some cases an adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the adviser faces a potential conflict of interest, but the adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

     From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

     For the fiscal year ended December 31, 2006, the following commissions were paid on brokerage transactions, pursuant to an agreement or understanding, to brokers because of research services provided by the brokers:

                             TOTAL DOLLAR AMOUNT OF   TOTAL DOLLAR AMOUNT OF TRANSACTIONS
                              BROKERAGE COMMISSIONS     INVOLVING BROKERAGE COMMISSIONS
           FUND               FOR RESEARCH SERVICES          FOR RESEARCH SERVICES
           ----              ----------------------   -----------------------------------
Large Cap Core Equity Fund             $0                              $0
Strategic Growth Fund                  $0                              $0
High Grade Income Fund                 $0                              $0
Hawaii Municipal Bond Fund             $0                              $0
Money Market Fund                      $0                              $0
Treasury Money Market Fund             $0                              $0

     BROKERAGE WITH AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser (or sub-adviser), or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts that are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

     For the fiscal years ended December 31, 2004, 2005 and 2006, the Funds paid the following aggregate brokerage commissions on portfolio transactions effected through affiliated brokers:

                              TOTAL $ AMOUNT OF BROKERAGE
                             COMMISSIONS PAID TO AFFILIATED   % OF TOTAL BROKERAGE COMMISSIONS    % OF TOTAL BROKERAGE TRANSACTIONS
                                        BROKERS                  PAID TO AFFILIATED BROKERS      EFFECTED THROUGH AFFILIATED BROKERS
                             ------------------------------   --------------------------------   -----------------------------------
           FUND                    2004   2005   2006                2004   2005   2006                   2004   2005   2006
           ----                    ----   ----   ----                ----   ----   ----                   ----   ----   ----
Large Cap Core Equity Fund            *    *      $0                   *      *      0%                      *     *      0%
Strategic Growth Fund                $0    $0     $0                  0%      0%     0%                     0%     0%     0%
High Grade Income Fund               --    --     --                  --     --     --                      --    --     --
Hawaii Municipal Bond Fund           --    --     --                  --     --     --                      --    --     --
Money Market Fund                    $0    $0     $0                  0%      0%     0%                     0%     0%     0%
Treasury Money Market Fund           $0    $0     $0                  0%      0%     0%                     0%     0%     0%

*    Not in operation during this period.

     "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust's shares. On December 31, 2006, the following Funds held securities of the Trust's "regular brokers or dealers" as follows:

                                                               TOTAL $ AMOUNT OF SECURITIES OF EACH
            FUND                   NAME OF BROKER/DEALER            REGULAR BROKER-DEALER HELD
            ----              ------------------------------   ------------------------------------
Large Cap Core Equity Fund    Lehman Brothers Inc.                              3,928
                              J. P. Morgan Chase Bank                           2,800
                              Citigroup                                         2,790
                              Bear Stearns & Co, Inc.                           2,299
                              Bank of America                                   1,641
                              Morgan Stanley                                    1,172
                              Goldman, Sachs & Company                          1,076
                              Bank of New York                                    524
                              Legg Mason                                          428
                              Merrill Lynch, Inc.                                 419
Strategic Growth Fund         Goldman, Sachs & Company                          2,950
                              Merrill Lynch, Inc.                               2,858
                              Lehman Brothers Inc.                              2,820
High Grade Income             Lehman Brothers                                  15,758
                              Bank of America                                   6,481
                              J.P. Morgan Chase Bank                            4,365
                              Bear, Stearns & Co., Inc.                         3,763
                              Goldman, Sachs & Company                          2,484
                              Merrill Lynch, Inc.                               1,419
                              Jefferies Group                                     655
Money Market Fund             Barclays Bank                                    16,200
                              Deutsche Bank Securities, Inc.                   10,999
                              UBS Finance                                      10,998
Treasury Money Market Fund*   UBS Securities                                   85,000

                                                               TOTAL $ AMOUNT OF SECURITIES OF EACH
            FUND                   NAME OF BROKER/DEALER            REGULAR BROKER-DEALER HELD
            ----              ------------------------------   ------------------------------------
                              Barclays Bank                                    74,000

* All of the broker-dealer securities held by the Treasury Money Market Fund represent repurchase agreements fully collateralized by U.S. Treasury securities.

     For the fiscal years ended December 31, 2005 and December 31, 2006, the Funds experienced the following portfolio turnover rates:

                              PORTFOLIO TURNOVER RATE
                              -----------------------
            FUND                    2005   2006
            ----                    ----   ----
Large Cap Core Equity Fund*           *     51%
Strategic Growth Fund                55%    53%
High Grade Income Fund               45%    41%
Hawaii Municipal Bond Fund           41%    47%

* The portfolio turnover rate for the Large Cap Core Equity Fund has not been included at this time because the Fund was not in operation during the period.

                              DESCRIPTION OF SHARES

     The Declaration of Trust authorizes the issuance of an unlimited number of series and shares. Each share of each Fund represents an equal proportionate interest in that Fund with each other share of that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund. Shareholders have no preemptive rights. The Agreement and Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of series. All consideration received by the Trust for shares of any additional series or separate class and all assets in which such consideration is invested would belong to that series or separate class and would be subject to the liabilities related thereto. Share certificates will not be issued.

                      INFORMATION ABOUT PORTFOLIO HOLDINGS

     The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. This policy and the accompanying procedures are designed to ensure that disclosure of information regarding a Fund's portfolio securities is in the best interests of Fund shareholders and to address conflicts between the interests of a Fund's shareholders, on the one hand, and those of a Fund's investment adviser, principal underwriter or any affiliated person of a Fund, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the President, Chief Compliance Officer, and portfolio managers to authorize the release of a Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Chief Compliance Officer reports quarterly to the Board regarding the implementation of such policies and procedures.

     Pursuant to applicable law, the Funds are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each March 31, June 30, September 30, and December 31). The Funds disclose a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov.

     These reports are also available on the Funds' website at www.bishopstreetfunds.com. The Funds' website also provides information about the Funds' complete portfolio holdings, including some or all of the following: security description, ticker, security identification number, price per share, par value, and interest rate updated as of the end of the most recent calendar/fiscal quarter (i.e., each March 31, June 30, September 30, and December 31). This information on the website is provided ten (10) calendar days after the end of each month, subject to a 31-day lag. The information on the Funds' website is publicly available to all categories of persons.

     In addition to information provided to shareholders and the general public, from time to time rating and ranking organizations, such as Standard and Poor's and Morningstar, Inc., may request complete portfolio holdings information in connection with rating the Fund. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of a Fund's portfolio along with related performance attribution statistics. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information. The Funds' policies and procedures provide that the Chief Compliance Officer may authorize disclosure of portfolio holdings information to such parties at differing times and/or with different lag times to such third parties provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program.

     No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, Adviser and its affiliates or recipient of the Funds' portfolio holdings information.

     In addition, the Funds' service providers, such as the Sub-Advisers, Custodian, Administrator and Transfer Agent, may receive portfolio holdings information in connection with their services to the Fund.

                                     VOTING

     Each share held entitles the shareholder of record to one vote. The shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the

Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

     Where the Trust's prospectuses or SAI state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of the affected Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the affected Fund's outstanding shares, whichever is less.

                              SHAREHOLDER LIABILITY

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

                        LIMITATION OF TRUSTEES' LIABILITY

     The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their Offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

                                  PROXY VOTING

     The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. With respect to the Strategic Growth Fund, the Adviser has delegated proxy voting responsibility to BNP PAM. The Adviser and BNP PAM will each vote such proxies in accordance with its proxy voting policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review the Funds' proxy voting record.

     A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended December 31, is available on Form N-PX (i) without charge, upon request, by calling 1-800-262-9565; and (ii) on the SEC's website at http://www.sec.gov.

                             5% AND 25% SHAREHOLDERS

A shareholder owning of record or beneficially more than 25% of a particular Fund's shares may be considered to be a "controlling person" of that Fund. Accordingly, that shareholder's vote could have a more significant effect on matters presented at shareholder meetings than the votes of the Fund's other shareholders. As of April 2, 2007, the following persons were the only persons who were record owners of 5% or more, or more than 25%, of the Fund's shares.


           FUND                              SHAREHOLDER                   RECORD OWNERSHIP %
           ----              -------------------------------------------   ------------------
Large Cap Core Equity Fund   SEI Trust Company                                   74.47%
Class I Shares               C/O First Hawaiian Bank
                             Attn: Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

                             SEI Trust Company                                   19.35%
                             C/O First Hawaiian Bank
                             Attn: Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

                             Emjay Corp As Agent For First Hawaiian Bank          5.23%
                             c/o Fascorp
                             8515 E. Orchard Rd #2T2
                             Greenwood Vlg, CO 80111-5002

Strategic Growth Fund        SEI Trust Company                                   62.53%
Class I Shares               C/O First Hawaiian Bank
                             Attn: Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

           FUND                              SHAREHOLDER                   RECORD OWNERSHIP %
           ----              -------------------------------------------   ------------------
                             SEI Trust Company                                  29.18%
                             C/O First Hawaiian Bank
                             Attn: Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

High Grade Income Fund       SEI Trust Company                                  45.28%
Class I Shares               C/O First Hawaiian Bank
                             Attn: Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

                             SEI Trust Company                                  43.09%
                             C/O First Hawaiian Bank
                             Attn: Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

                             Mercer Trust Co.                                    6.66%
                             Attn: DC Plan Administration Team
                             1 Investors Way MSC NE2
                             Norwood, MA 02062-1599

Hawaii Municipal Bond Fund   SEI Trust Company                                  83.11%
Class I Shares               C/O First Hawaiian Bank
                             Attn: Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

                             SEI Trust Company                                   7.17%
                             C/O First Hawaiian Bank
                             Attn: Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

Hawaii Municipal Bond Fund   Pershing LLC                                       13.43%
Class A Shares               PO Box 2052
                             Jersey City, NJ 07303-2052

                             Stacey T. J. Wong                                   7.90%
                             Eric Alfred Knudsen Trust
                             P.O. Box 759
                             Kalaheo, HI 96741-0759

                             Pershing LLC                                        6.85%
                             PO Box 2052
                             Jersey City, NJ 07303-2052

           FUND                              SHAREHOLDER                   RECORD OWNERSHIP %
           ----              -------------------------------------------   ------------------
Money Market Fund            SEI Trust Company                                   95.84%
Class I Shares               C/O First Hawaiian Bank
                             Attn: Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

Money Market Fund            Pershing LLC                                        99.97%
Class A Shares               Attn: Cash Management Services
                             1 Pershing Plaza
                             Jersey City, NJ 07399-0002

Treasury Money Market        SEI Trust Company                                   99.81%
Fund                         C/O First Hawaiian Bank
Class I Shares               Attn: Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456


                              FINANCIAL INFORMATION

     The Trust's financial statements and notes thereto contained in the Annual Report for the Funds for the fiscal year ended December 31, 2006 are herein incorporated by reference and deemed to be a part of this SAI. A copy of the Annual Report must accompany the delivery of this SAI.

                                  APPENDIX - A
                             DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

-         Leading market positions in well-established industries.

-         High rates of return on funds employed.

- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch, which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

- Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

- Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB--rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Moody's

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch IBCA

Bonds rated AAA by Fitch IBCA are judged by Fitch IBCA to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch IBCA are judged by Fitch IBCA to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                                  APPENDIX - B
                      PROXY VOTING POLICIES AND PROCEDURES

                        BISHOP STREET CAPITAL MANAGEMENT

                             STANDARD POLICY MANUAL

                               PROXY VOTING POLICY

I.   STATEMENT OF POLICY

     Bishop Street Capital Management ("BSCM"), as a matter of policy and as a fiduciary to our institutional, investment company and individual clients, has the responsibility for voting proxies for portfolio securities consistent with the best interests of our clients unless any client explicitly retains responsibility for proxy voting. Our firm maintains written policies and procedures for the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices.

     For those clients who have retained proxy voting responsibility, BSCM has no authority and will not vote any proxies for those client portfolios.

     BSCM has designated the Compliance & Information Director who is responsible for establishing, implementing and monitoring our proxy policy and practices.

     Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

II.  RESPONSIBILITY

     The BSCM Compliance & Information Director has overall responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and recordkeeping.

III. PROCEDURES

     BSCM has adopted various procedures and reviews to implement the firm's policy and to monitor and insure the firm's policy is observed, implemented properly and amended or updated as appropriate, which include the following:

     A.   Account setup

     At the opening of each account, the persons responsible for account setup will provide the client with appropriate paperwork to instruct the client's custodian to forward proxies to BSCM. At the same time, proxy voting authority, any client proxy policies or guidelines regarding proxy voting will be recorded.

     B.   BSCM investment management agreements

     BSCM investment management agreements specify who has proxy voting responsibility. The BSCM investment management agreement for institutional clients provides that BSCM has proxy voting authority. BSCM investment management agreements for individual clients provides the option for either BSCM or the client to have proxy voting responsibility. The designation of the person, i.e., BSCM, the client or other entity, who has responsibility for proxy voting is recorded in the account set up process.

     C.   Proxy monitoring, reporting and records

     All proxy materials will be forwarded to the designated Administrative Assistant. This person's responsibilities will include:

- Review of proxies received against securities held and attempt to obtain any missing proxy materials/ballots prior to the voting deadline.

- Voting the proxies according to the research service provider's recommendation.

-    Transmitting the voted proxies to the issuer.

-    Recording how each proxy was voted for each client.

-    Maintaining appropriate proxy voting records by issuer and for clients

-    Prepare and provide proxy voting reports to clients upon client request.

     D.   Research

     BSCM has retained the services of Institutional Shareholder Services ("ISS"), a nationally recognized and independent proxy service, to provide research and voting recommendations for all proxy issues based on its research. ISS has no authority or responsibility for voting BSCM client proxies.

     E.   Proxy Voting

     The Administrative Assistant will receive each issuer's proxy materials, statements, ballots, etc., and forward them to the appropriate analyst/portfolio manager for review. It is the policy to vote in accordance with ISS' guidelines unless in doing so would not be in the clients' best interest. In such instances, each issue would be evaluated for any conflicts of interest as noted below.

     F.   Conflicts of Interest

     Where the analyst/portfolio manager feels that ISS' recommendation would not be in the best interest of our clients, the Chief Investment Officer or an appropriate designate, will evaluate the docket of those proxies and determine if a material conflict of interest is present for any of the proxies.

     In determining whether a material conflict of interest is present and material, some of the general factors which BSCM will consider, but not limited to, are: business relationships, personal relationships, familial relationships and fund relationships. Where BSCM or an affiliate has a substantial business relationship with the company, the materiality of the business relationship will generally be viewed as follows. It is presumed to be non-material if the conflict involved is less than 1% of BSCM's annual revenues. In cases where it is in excess of 1% of BSCM's annual revenues, it will be evaluated on a case by case basis to determine the materiality of the conflict. Where BSCM or an affiliate has personal or familial relationships causing a material conflicts of interest, the voting procedure described below would take effect. To determine whether a personal or familial relationship exists which may create material conflicts of interest, BSCM Access Personnel will annually certify whether they, or an immediate family member, serves as a director of a public company or at the executive management level of a public company as well as identify the public company to which they are serving.

     In the event of any actual or potential conflicts of interest that arise in the exercise of BSCM's proxy voting responsibilities, any such conflict will result in BSCM's Proxy Committee evaluating the issue and casting a vote on the issue unless a member is the source of the conflict. If the Proxy Committee unanimously agrees upon the issue, it shall be voted as unanimously agreed upon. In the event whereby there is not a unanimous agreement of the Proxy Committee or the conflict of interest cannot be resolved within the Proxy Committee, BSCM will employ an independent fiduciary to vote these proxies.

     If there is no material conflict of interest the analyst/portfolio manager will instruct the Administrative Assistant to vote accordingly.

     Where BSCM advisory clients hold shares of Bishop Street Funds, the policy is to mirror vote the fund proxies.

     G.   Proxy Committee

     The Proxy Committee shall consist of the following members: the Chief Investment Officer, Director of Equities and the Compliance & Information Director.

     H.   Disclosure

     BSCM discloses a summary of our proxy voting policy and practices in Form ADV Part II which is updated as appropriate.

     I.   Annual Review of Proxy Policy

     The Compliance & Information Director will review BSCM's Proxy Policy on an annual basis and amend, or supplement, as may be necessary, so as to remain current and appropriate for BSCM's proxy practices, acting in the clients' best interests and meeting applicable regulatory requirements.

IV.  RECORDKEEPING

     The Compliance & Information Officer has overall responsibility for maintaining files and records regarding BSCM's proxy policies and practices in an appropriate manner and for the required period, i.e., two years on-site in BSCM's offices and an additional three years off-site in secure and accessible facilities. The firm's recordkeeping procedures include the following:

     - BSCM maintains relevant records, in paper or electronic format, i.e., internally and externally, EDGAR and ISS, including proxy statements, related research materials, proxy ballots and votes, on an issuer and client basis.

     - BSCM also maintains an annual file of records of any written client requests for proxy voting information for their portfolio securities and provides information to clients as requested.

     - BSCM also maintains and files the Form N-PX for investment companies that it acts as investment adviser to and has not assigned the voting responsibilities to a sub-adviser.

(BNP PARIBAS ASSET MANAGEMENT LOGO)

                               PROXY VOTING POLICY

Exercise of voting rights is an integral part of our asset management process and a central means of holding directors accountable for the stewardship of companies in which BNP PAM has invested on behalf of its clients. BNP PAM is committed to ensure consistent exercise of voting rights across all mutual funds and institutional mandates where proxy voting has been delegated to us. BNP PAM operates at arms length from the rest of the BNP Paribas Group and exercises all votes independently.

Through implementation of our Voting Policy, we aim to foster best practice in corporate governance and ethical business conduct while supporting company decisions leading to long-term value creation for shareholders and economic development(1).

Corporate governance practices which BNP PAM supports include:

-    full disclosure of company affairs in reports and accounts,

-    competence and independence of board members and committees,

-    transparency of remuneration schemes, appointment and nomination processes,

-    professional conduct and independence of auditors,

- adequate justification of share issues and repurchases and major corporate actions

-    sustainability of dividend policies,

- changes to company statutes that have a positive impact on shareholder rights, and

- resolutions consistent with the "one share - one vote - one dividend" principle.

Our policy is supported by detailed guidelines that address key voting issues relating to: approval of report and accounts, appointments and remuneration of board members and auditors, financial operations and changes to company statutes. For each voting issue, the guidelines highlight resolutions that (i) reflect or tend toward best practice and that we will support, (ii) may raise concerns and on which we will abstain and (iii) go against shareholder interests and that we will oppose.

While our policy and guidelines reflect international best practice in the field of corporate governance and are subject to annual review in light of experience gained(2), they cannot cover all potential voting issues. Therefore, in applying its voting guidelines, BNP PAM strives to act in the best interests of clients in the light of specific circumstances as they relate to the market and the company in order to protect and enhance the long-term value of their shareholdings.

This voting policy applies to all entities within BNP PAM and its affiliates. External investment managers to which BNP PAM delegates portfolio management are expected to develop their own voting policy in line with market practice and to periodically report on its implementation.

----------
(1)  Addition for SRI funds "environmental conservation and social cohesion".

(2) Benchmarks such as the UK Combined Code were used to define best practice. Minimum acceptable standards for the 2003 voting season are based on AFG recommendations and will be reviewed based on the Bouton report whose recommendations will apply from 2004.

I - VOTING GUIDELINES PREAMBLE

These guidelines support BNP PAM Voting Policy. They address key voting issues grouped in four themes: Approval of Accounts, Financial Operations, Appointments and Remuneration, and other relevant issues (E.g., related party transactions). For each issue, the guidelines highlight best practices and issues that may trigger an "oppose" or "abstain" vote. Voting decisions are based on the following considerations,

- OPPOSE: The proposal is not acceptable and is not in shareholders' long-term interests

-    ABSTAIN: The proposal raises issues of concern for shareholders

- FOR: The proposal reflects or tends toward best practice and is in shareholders' long term interests

II - REPORT AND ACCOUNTS

1.    APPROVAL OF ACCOUNTS

                                                                 KEY FACTORS THAT MAY TRIGGER AN "ABSTAIN" OR "OPPOSE" VOTE
                                                        ----------------------------------------------------------------------------
     VOTING ISSUE                BEST PRACTICE                             ABSTAIN                               OPPOSE
     ------------         ---------------------------   -----------------------------------------   --------------------------------
Approval of Report        -    Information provided     -    The audit committee comprises          -    The auditors have qualified
and Accounts                   by the Board presents         less than a third independent               the accounts
                               a full and fair view          members AND an executive director
                               of company affairs and        is member of the committee             -    The board has not set up an
                               financial situation.                                                      audit committee (to be
                                                                                                         reviewed on acase-by-case
                          -    The accounts have been                                                    basis for smaller
                               recommended by an                                                         companies)
                               independent(3) audit
                               committee.

                          -    The company provides
                               adequate disclosures
                               on key financial and
                               extra-financial risks

Dividends/Appropriation   -    The dividend is
of earnings                    covered and the          -    Uncovered dividends (by earnings or cash flow), unless these are
                               pay-out ratio is              reasonably justified by the board
                               reasonable

----------
(3) The audit committee is composed of at least 50% independent members, does not comprise an executive director, and its members have financial competence

Auditors' Appointment     -    The auditors have been   -    The audit committee comprises less     -    The board has not set
and Remuneration               recommended by an             than a third independent members AND        up an audit committee
                               independent(1) audit          an executive director is member of          (to be reviewed on a
                               committee                     the committee                               case-by-case basis for
                                                                                                         smaller companies)
                          -    The audit committee      -    There are potential concerns
                               has disclosed its             regarding the independence of the      -    There are serious
                               policy for the                auditors (e.g. appointment exceeds 6        concerns regarding the
                               provision of non-audit        years)                                      independence of the
                               services by the                                                           audit process (e.g.
                               auditors (e.g.           -    Advisory or audit fees are not              advisory fees exceed
                               excluded services and         disclosed                                   audit fees - where
                               pre-approval works)                                                       disclosed)

                          -    There is full
                               disclosure of audit
                               fees and advisory
                               fees.

2. FINANCIAL OPERATIONS

                                                                 KEY FACTORS THAT MAY TRIGGER AN "ABSTAIN" OR "OPPOSE" VOTE
                                                        ----------------------------------------------------------------------------
     VOTING ISSUE                BEST PRACTICE                             ABSTAIN                               OPPOSE
     ------------         ---------------------------   -----------------------------------------   --------------------------------
Share issue               -    The authority respects   -    The authority exceeds 100% of issued   -    The authority exceeds
authority                      the "one share - one          share capital (to be reviewed on a          100% of issued share
                               vote - one dividend"          case by case basis)                         capital AND exceeds 5 years
                               principle                                                                 (to be reviewed on a case
                                                                                                         by case basis)
                          -    The authority is
                               suitably justified and                                               -    The authority exceeds
                               limited, in amount and                                                    20% and does not include
                               duration, and does not                                                    pre-emption rights or
                               create significant                                                        priority rights
                               unbalances between
                               categories of                                                        -    The authority is likely
                               shareholders                                                              to be used as an
                                                                                                         anti-takeover measure
                          -    Multiple voting right
                               shares are used to
                               reward long-term
                               ownership without
                               giving certain
                               shareholders power
                               disproportionate to
                               their equity ownership
                               (e.g. minimum holding
                               period around 2 years)

Share repurchase          -    Share repurchase         -    Share repurchase authority exceeds     -     Share repurchase authority
authority                      represents best use           10% of issued capital and 2 years            is likely to be used as an
                               of company resources                                                       anti-takeover measure
                               and is limited in
                               volume and duration

Share issues              -    The authority to         -    Cumulative volume exceeds 10% of       -     Cumulative volume exceeds
reserved to                    issue share does not          issued capital AND discount                  10% of issued capital AND
employees                      create significant            over 10%                                     discount over 20%
                               imbalances between
                               categories of
                               shareholders

3. APPOINTMENTS AND REMUNERATION OF DIRECTORS AND EXECUTIVES


                                                                 KEY FACTORS THAT MAY TRIGGER AN "ABSTAIN" OR "OPPOSE" VOTE
                                                        ----------------------------------------------------------------------------
     VOTING ISSUE                BEST PRACTICE                             ABSTAIN                               OPPOSE
     ------------         ---------------------------   -----------------------------------------   --------------------------------
Directors'                -    The Board of Directors   -    The candidate is not independent(5) and:
Appointment                    (or Supervisory Board)
                               is independent from      -    the board comprises less than 50% independent directors
                               management and                (non-controlled companies)
                               represents the
                               interests of majority    -    the board comprises less than 33% independent directors (controlled
                               and minority                  companies)
                               shareholders(4).
                                                        NB.  The proposed resolution is assessed in light of the existence and
                          -    Candidates are           degree of independence of the nomination committee.
                               proposed by an
                               independent nomination
                               committee composed of
                               at least 33%
                               independent Directors

                          -    There is sufficient
                               biographical
                               information for
                               shareholders to vote on
                               an informed basis

                          -    Shareholders can
                               vote separately on the
                               election of individual
                               directors

----------
(4) Indicative proportion of independent Directors: 50% in non-controlled companies and 33% in controlled companies.

(5)  Factors that may compromise independence include:

-    To represent a shareholder holding more than 5% of stock or vote

- To be an employee or corporate officer of the corporation, or an employee or director of its parentor a company that it consolidates, and not having been in such a position for the previous five years

- To be a chief executive officer of another company (B) if one of the following requirements is complied:

     - The concerned company (A) is as legal entity directly or not directly director in the company B;

     - An employee of the company A is a director of the company B (currently or less than 5 years);

     - An executive of the company A is a director of the company B (currently or less than 5 years);

-    To be a customer, supplier, investment banker or commercial banker

     -    That is mateiral for the corporation or its group

     - Or a significant part of whose business the corporation or its group accounts

-    To be a related by close family ties to a corporate officer

(continued).

                                                                 KEY FACTORS THAT MAY TRIGGER AN "ABSTAIN" OR "OPPOSE" VOTE
                                                        ----------------------------------------------------------------------------
     VOTING ISSUE                BEST PRACTICE                             ABSTAIN                               OPPOSE
     ------------         ---------------------------   -----------------------------------------   --------------------------------
Director Fees             -    Linked to attendance     -    Not linked to attendance               -    Not linked to attendance
                               and in line with                                                          and deemed excessive
                               benchmarks (based on
                               country practices)

Remuneration              -    The remuneration         -    The remuneration scheme is disproportionate with regards to company
of Senior                      scheme has been               performance (e.g.  based on share value and/or intrinsic value) and
Executives                     recommended by an             relevant peer group
                               independent(6)
                               remuneration committee   NB. The proposed resolution is assessed in light of the existence and degree of independence of the remuneration committee.
                          -    The remuneration
                               schemes in line with
                               long term company
                               performance (e.g. the
                               remuneration committee
                               has considered the
                               impact of share
                               repurchases undertaken
                               during the previous
                               year on relevant
                               performance targets
                               for incentive schemes)

----------
-    To have been an auditor of the corporation within the previous five years

-    To have been a director of the corporation for more than twelve years

- To hold more than five directorship positions in listed companies; or three directorship outside their group for corporate officers

(6) The remuneration committee is composed of at least 50% independent members and does not comprise an executive director

                                                                 KEY FACTORS THAT MAY TRIGGER AN "ABSTAIN" OR "OPPOSE" VOTE
                                                        ----------------------------------------------------------------------------
     VOTING ISSUE                BEST PRACTICE                             ABSTAIN                               OPPOSE
     ------------         ---------------------------   -----------------------------------------   --------------------------------
Stock Option              -    The stock option plan    -    Stock option plans that meet ONE of the following conditions:
Plans                          has been recommended
                               by an independent        -    Cumulative volume of proposed and outstanding stock option plans
                               remuneration                  exceeds 10% of issued capital
                               committee(3)
                                                        -    Existence of a discount for executives
                          -    The stock option
                               plan meets the           -    Sum of vesting and holding periods less than 3 years
                               following conditions:
                                                        -    Possibility to re-test exercising conditions
                               -    No discount for
                                    executives          NB.  The proposed resolution is assessed in light of the existence and degree of independence of the remuneration committee.
                               -    Sum of vesting
                                    and holding
                                    periods is at
                                    least 3 years

                               -    Clear exercising
                                    conditions

4. OTHER RELEVANT ISSUES

                                                                 KEY FACTORS THAT MAY TRIGGER AN "ABSTAIN" OR "OPPOSE" VOTE
                                                        ----------------------------------------------------------------------------
     VOTING ISSUE                BEST PRACTICE                             ABSTAIN                               OPPOSE
     ------------         ---------------------------   -----------------------------------------   --------------------------------
Changes to Company        -    Actions that respect     -    Resolution that carry adverse impacts on shareholder rights(7)
Statutes                       the "one share - one
                               vote - one dividend"
                               principle

Related-party             -    There is full            -    Insufficient disclosure of             -    Resolutions bundled
Transactions and               disclosure of                 relevant information                        together that include a
other Resolutions              information relevant                                                      substantive and
                               to the consideration                                                      unacceptable proposal
                               of the proposed
                               resolution and such                                                  -    Blind resolutions ("Other
                               information is                                                            Items")
                               presented in a fair
                               and balanced way

Shareholder               -    Appropriate for          To be considered on a case-by-case basis in light of:
Resolutions                    general assembly
                                                        -     Justification by its proponents
                          -    Aligned with
                               shareholders long-term   -     Board support or justification of opposition
                               interest

----------
(7) To be considered on a case-by-case basis in light of information provided by the company

                               BISHOP STREET FUNDS

                            PART C: OTHER INFORMATION


ITEM 23.   EXHIBITS:
--------   ---------
(a)(1)     Agreement and Declaration of Trust of the Bishop Street Funds (the
           "Registrant") dated May 25, 1994 as originally filed with the
           Registrant's Registration Statement on Form N-1A (File No. 33-80514)
           filed with the U.S. Securities and Exchange Commission (the "SEC") on
           June 20, 1994, is incorporated herein by reference to Exhibit 1 of
           Post-Effective Amendment No. 3 to the Registrant's Registration
           Statement, as filed with the SEC on February 29, 1996.

(a)(2)     Amended and Restated Agreement and Declaration of Trust dated
           September 1, 1994 as originally filed with the Registrant's
           Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-80514) filed with the SEC on September 7, 1994, is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's
           Registration Statement, as filed with the SEC on February 29, 1996.

(b)(1)     By-Laws of the Registrant as originally filed with the Registrant's
           Registration Statement filed with the SEC on Form N-1A (File No.
           33-80514) on June 20, 1994, are incorporated herein by reference to
           Exhibit 2 of Post-Effective Amendment No. 3 to the Registrant's
           Registration Statement, as filed with the SEC on February 29, 1996.

(b)(2) Amended By-Laws of the Registrant as originally filed with the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on Form
           N-1A (File No. 33-80514) on September 7, 1994, are incorporated herein by reference to Exhibit 2(a) of Post-Effective Amendment No. 3 to the Registrant's Registration Statement, as filed with the SEC on February 29, 1996.

(b)(3) Amended By-Laws of the Registrant are incorporated herein by reference to Exhibit 2(b) of Post-Effective Amendment No. 7 to the
           Registrant's Registration Statement filed with the SEC on Form N-1A
           (File No. 33-80514) on February 26, 1998.

(c)        Not applicable.

(d)(1)     Investment Advisory Agreement between the Registrant and First
           Hawaiian Bank dated January 27, 1995, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 3 to the
           Registrant's Registration Statement filed with the SEC on Form N-1A
           (File No. 33-80514) on February 29, 1996.

(d)(2) Schedule B dated April 30, 1996, to the Investment Advisory Agreement dated January 27, 1995, between the Registrant and First Hawaiian
           Bank, is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 5 to the Registrant's Registration
           Statement filed with the SEC on Form N-1A (File No. 33-80514) on
           April 30, 1997.

(d)(3)     Investment Advisory Agreement between the Registrant and First
           Hawaiian Bank dated March 31, 1999, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 12 to the
           Registrants Registration Statement filed with the SEC on Form N-1A
           (File No. 33-80514) on April 30, 1999.

(d)(4)     Assignment and Assumption Agreement between First Hawaiian Bank and
           Bishop Street Capital Management dated February 22, 2000 is incorporated herein by reference to Exhibit (d)(7) of Post-Effective
           Amendment No. 14 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514) on May 1, 2000.

(d)(5)     Consent to Assignment and Assumption of the Investment Advisory
           Agreement between the Bishop Street Funds and First Hawaiian Bank is incorporated herein by reference to Exhibit (d)(8) of Post-Effective
           Amendment No. 14 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514) on May 1, 2000.

(d)(6)     Investment Sub-Advisory Agreement by and between Bishop Street
           Capital Management and BNP Paribus Asset Management, Inc. dated July
           1, 2002 is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 18 to the Registrant's Registration
           Statement filed with the SEC on Form N-1A (File No. 33-80514) on
           August 29, 2002.

(d)(7)     Amendment dated April 28, 2006, to the Schedule A of the Investment
           Advisory Agreement dated March 31, 1999, between Bishop Street Funds and Bishop Street Capital Management is incorporated herein by reference to Exhibit(d)(7) of Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed with the SEC on Form N-1A
           (File No. 33-80514) on May 1, 2006.

(d)(8)     Investment Sub-Advisory Agreement by and between Bishop Street
           Capital Management and Fischer Francis Trees & Watts, Inc. dated
           December 15, 2006 is filed herewith.

(d)(9)     Investment Sub-Advisory Agreement by and among the Registrant, Bishop
           Street Capital Management, and Lotsoff Capital Management dated April
           28, 2006 is incorporated herein by reference to Exhibit(d)(9) of Post-Effective Amendment No. 25 to the Registrant's Registration
           Statement filed with the SEC on Form N-1A (File No. 33-80514) on May
           1, 2006.

(e)(1)     Distribution Agreement between the Registrant and SEI Financial
           Services Company (now SEI Investments Distribution Co.) dated January
           27, 1995, is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 3 to the Registrant's Registration
           Statement filed with the SEC on Form N-1A (File No. 33-80514) on
           February 29, 1996.

(e)(2) Amended and Restated Distribution Agreement between the Registrant and SEI Investments Distribution Co. dated February 21, 2007, is filed herewith.

(f)        Not Applicable.

(g)(1) Mutual Fund Custodian Agreement between the Registrant and Union Bank of California, N.A. dated August 4, 2000, is incorporated herein by reference to Exhibit (g)(1) of Post-Effective Amendment No. 20 to the
           Registrant's Registration Statement filed with the SEC on Form N-1A
           (File No. 33-80514) on April 29, 2004.

(g)(2)     Letter Agreement between the Registrant and Union Bank of California,
           N.A. dated July 1, 2002, supplementing the Mutual Fund Custodian
           Agreement dated August 4, 2000, is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 20 to the
           Registrant's Registration Statement filed with the SEC on Form N-1A
           (File No. 33-80514) on April 29, 2004.

(h)(1)     Administration Agreement between the Registrant and SEI Financial
           Management Corporation (now SEI Investments Global Funds Services) dated January 27, 1995, is incorporated herein by reference to
           Exhibit 9(a) of Post-Effective Amendment No. 3 to the Registrant's
           Registration Statement filed with the SEC on Form N-1A (File No.
           33-80514) on February 29, 1996.

(h)(2)     Agency Agreement between the Registrant and DST Systems, Inc. dated
           August 13, 2004 is incorporated herein by reference to Exhibit(h)(2) of Post-Effective Amendment No. 25 to the Registrant's Registration
           Statement filed with the SEC on Form N-1A (File No. 33-80514) on May
           1, 2006.

(h)(3) Consent to Assignment and Assumption of the Administration Agreement between the Registrant and SEI Financial Management Corporation to
           SEI Fund Resources dated June 1, 1996, is incorporated herein by reference to Exhibit 9(c) of Post-Effective Amendment No. 5 to the
           Registrant's Registration Statement filed with the SEC on Form N-1A
           (File No. 33-80514) on April 30, 1997.

(h)(4)     Amendment No. 1 dated May 10, 2001 to the Consent to Assignment and
           Assumption of the Administration Agreement between the Registrant and SEI Financial Management Corporation dated June 1, 1996 is incorporated herein by reference to Exhibit (h)(4) of Post-Effective
           Amendment No. 17 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514) on April 26, 2002.

(h)(5)     Schedule dated April 28, 2006 to the Administration Agreement dated
           January 27, 1995 between the Registrant and SEI Financial Management
           Corporation (now SEI Investments Global Funds Services) is incorporated herein by reference to Exhibit(h)(5) of Post-Effective
           Amendment No. 25 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514) on May 1, 2006.

(i) Opinion and Consent of Counsel (Morgan, Lewis & Bockius LLP). Filed herewith.

(j)        Consent of Independent Registered Public Accounting Firm,
           PricewaterhouseCoopers LLP. Filed herewith.

(k)        Not Applicable.

(l)        Not Applicable.

(m) 12b-1 Plan (Class A) dated January 27, 1995, is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 13 to the Registrant's Registration Statement filed with the SEC on Form
           N-1A (File No. 33-80514) on June 11, 1999.

(n)(1) Rule 18f-3 Plan dated February 15, 2001, is incorporated herein by reference to Exhibit (o)(3) of Post-Effective Amendment No. 17 to the
           Registrant's Registration Statement filed with the SEC on Form N-1A
           (File No. 33-80514) on April 26, 2002.

(n)(2) Amended and Restated Rule 18f-3 Plan dated April 7, 2005, is incorporated herein by reference to Exhibit (n)(2) of Post-Effective
           Amendment No. 23 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514) on April 29, 2005.

(n)(3)     Amendment dated November 18, 2005 to Schedule A of the Amended and
           Restated Rule 18f-3 Plan dated April 7, 2005 is incorporated herein by reference to Exhibit(n)(3) of

           Post-Effective Amendment No. 25 to the Registrant's Registration
           Statement filed with the SEC on Form N-1A (File No. 33-80514) on May
           1, 2006.

(o)        Not Applicable.

(p)(1) Code of Ethics for the Registrant is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 14 to the
           Registrant's Registration Statement filed with the SEC on Form N-1A
           (File No. 33-80514) on May 1, 2000.

(p)(2) Code of Ethics for First Hawaiian Bank is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 14 to the
           Registrant's Registration Statement filed with the SEC on Form N-1A
           (File No. 33-80514) on May 1, 2000.

(p)(3) Code of Ethics for Bishop Street Capital Management Corporation is incorporated herein by reference to Exhibit (p)(4) of Post-Effective
           Amendment No. 23 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514) on April 29, 2005.

(p)(4) Code of Ethics for SEI Investments Company is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 23 to the
           Registrant's Registration Statement filed with the SEC on Form N-1A
           (File No. 33-80514) on April 29, 2005.

(p)(5) Code of Ethics for BNP Paribas Asset Management is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No.
           23 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514) on April 29, 2005.

(p)(6) Code of Ethics for Fischer Francis Trees & Watts, Inc. is incorporated herein by reference to Exhibit (p)(7) of Post-Effective
           Amendment No. 23 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514) on April 29, 2005.

(p)(7) Code of Ethics for Lotsoff Capital Management is incorporated herein by reference to Exhibit(p)(7) of Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed with the SEC on Form
           N-1A (file No. 33-80514), as filed May 1, 2006.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

     See the Statement of Additional Information regarding the Registrant's control relationships. The administrator of the Registrant, SEI Investments Global Funds Services, is a subsidiary of SEI Investments Company, which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25. INDEMNIFICATION:

     Article VIII of the Agreement and Declaration of Trust filed as Exhibit A to the Registration Statement is incorporated herein by reference. Insofar as indemnification liabilities arising under the Securities Act of 1933, as amended, (the "Act"), may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND INVESTMENT SUB-ADVISERS:

     The following tables describe other business, profession, vocation, or employment of a substantial nature in which each director, officer, or partner each adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee. Each adviser's table was provided to the Registrant by that adviser for inclusion in this Registration Statement.

BISHOP STREET CAPITAL MANAGEMENT

     As of February 22, 2000, Bishop Street Capital Management serves as adviser to the Funds. The principal business address for Bishop Street Capital Management is 999 Bishop Street, Honolulu, HI, 96813. Bishop Street Capital Management is an investment adviser registered under the Investment Advisers Act of 1940.


    NAME AND POSITION
 WITH INVESTMENT ADVISER                    NAME OF OTHER COMPANY                           POSITION WITH OTHER COMPANY
 -----------------------     -----------------------------------------------    ---------------------------------------------------
Don J. McGrath                                 BancWest Corp.                     Director, Chairman and Chief Executive Officer
Director                                     First Hawaiian Bank                       Director, Vice Chairman of the Board
                                              Bank of the West                    Director, President and Chief Executive Officer
                                          BW Insurance Agency, Inc.                                  Director
                                       Community First Holdings, Inc.                           Director, Chairman
                                        Community First Home Mortgage                                Director
                                   Community First Insurance, Inc. Wyoming                           Director
                                            Equity Lending, Inc.                                Director, Chairman
                                          Essex Credit Corporation                                   Director
                                        Pacific Stock Exchange, Inc.                     Member of the Board of Governors
                                              Voyager HR Group                                       Director
                                                1897 Services                                        Director

Donald G. Horner                               BancWest Corp.                           Director, Executive Vice President
Director, Chairman and                       First Hawaiian Bank                  Director, President and Chief Executive Officer
Chief Executive Officer            Banc West Investment Services, Inc.                               Director
                                              FHL SPC One, Inc.                   Director, Chairman and Chief Executive Officer
                                       FHL Lease Holding Company, Inc.            Director, Chairman and Chief Executive Officer
                                        First Hawaiian Leasing, Inc.              Director, Chairman and Chief Executive Officer
                                           KIC Technology 1, Inc.                        Director, Chairman and President
                                           KIC Technology 2, Inc.                        Director, Chairman and President
                                           KIC Technology 3, Inc.                        Director, Chairman and President
                                          First Hawaiian Foundation                             Director, Chairman
                                         Children's Discovery Center                               Board Member
                                         Hawaii Business Roundtable                                   Member

    NAME AND POSITION
 WITH INVESTMENT ADVISER                    NAME OF OTHER COMPANY                           POSITION WITH OTHER COMPANY
 -----------------------     -----------------------------------------------    ---------------------------------------------------
                                      Iolani School Board of Governors                             Board Member
                                       Japan-America Society of Hawaii                             Board Member

William E. Atwater                             BancWest Corp.                                   Assistant Secretary
Director, Vice President,
Secretary, Treasurer
                                                                                   Executive Vice President, General Counsel and
                                             First Hawaiian Bank                                     Secretary
                                       FHL Lease Holding Company, Inc.                     Vice President and Secretary
                                              FHL SPC One, Inc.                            Vice President and Secretary
                                        First Hawaiian Leasing, Inc.                       Vice President and Secretary
                                           The Bankers Club, Inc.                                    Secretary
                                              Center Club, Inc.                                      Secretary
                                           KIC Technology 1, Inc.                     Director, Vice President and Secretary
                                           KIC Technology 2, Inc.                     Director, Vice President and Secretary
                                           KIC Technology 3, Inc.                     Director, Vice President and Secretary
                                          First Hawaiian Foundation                           Director and Secretary
                                        American Judicature Society:                                 Director
                                               Hawaii Chapter
Robert T. Fujioka                            First Hawaiian Bank                    Executive Vice President, Wealth Management
Director, Vice Chairman                                                                                Group

Michael K. Hirai                             First Hawaiian Bank                               Senior Vice President
President and Chief
Investment Officer,
Director of Fixed Income
                                     State of Hawaii Council of Revenues                              Member
                                                 CFA Hawaii                                          Director
                                           The Nature Conservancy                                    Director

Ryan  S. Ushijima                            First Hawaiian Bank                     Vice President, Chief Compliance Officer,
Senior Vice President,                                                                           Wealth Management
Chief Compliance Officer                  State of Hawaii Deferred                                     Group
                                              Compensation Plan                                       Trustee

Kenneth L. Miller                            First Hawaiian Bank                                  Vice President
Senior Vice President
and Director of Equity

Jennifer Carias                              First Hawaiian Bank                                  Vice President
Vice President
and Portfolio Manager

Cristopher Borden                            First Hawaiian Bank                               Investment Specialist
Vice President and
Portfolio Manager

Benjamin K. Waiolama, Jr.                           None                                               None
Quantitative Analyst

FISCHER FRANCIS TREES & WATTS, INC.

     As of April 29, 2005, Fischer Francis Trees & Watts, Inc. ("FFTW") serves as sub-adviser to the Registrant's Money Market Fund and Treasury Money Market Fund. The principal business address of FFTW is 200 Park Avenue, 46th Floor, New York, NY 10166. FFTW is an investment adviser registered under the Investment Advisers Act of 1940.


        NAME AND POSITION                           NAME OF OTHER                                   POSITION WITH
     WITH INVESTMENT ADVISER                           COMPANY                                      OTHER COMPANY
---------------------------------  --------------------------------------------  ---------------------------------------------------
           Adnan Akant                  Fischer Francis Trees & Watts Inc.                              Director
             Director
                                       Hospital of Istanbul (New York Board)                 Member of the Board, Treasurer

          Pascal Biville                Fischer Francis Trees & Watts Inc.                         Member of the Board
       Member of the Board                  BNP Paribas Private Equity                                Administrator
                                                BNP Paribas Finams                                   Vice- Chairman
                                           Charter Atlantic Corporation                              Vice- Chairman
                                            Cenevole de Participations                                  Chairman
                                              BNP PAM Participations                                    Chairman
                                                      BNL SGR                                      Member of the Board
                                                BNP PAM SAM Monaco                                 Member of the Board
                                                   Fundquest US                                    Member of the Board
                                                BNP PAM Luxembourg                                 Member of the Board

          John P. Carey                 Fischer Francis Trees & Watts Inc.                              Director
             Director

        Stephen P. Casper                  Charter Atlantic Corporation                     Chief Executive Officer, Director
Chief Executive Officer, Director       Fischer Francis Trees & Watts Inc.                   Chairman of the Board, Director
                                          FFTW Diversified Alpha Fund Ltd                               Director
                                                  FFTW Funds Inc.                                       Director
                                            FFTW Global Credit Fund SPC                                 Director
                                             FFTW Global Debt Fund plc                                  Director
                                        FFTW Mortgage Total Return Fund plc                             Director
                                           Fischer Francis Trees & Watts                         Chief Executive Officer
                                        Fischer Francis Trees & Watts Ltd.                              Director
                                     Fischer Francis Trees & Watts (Singapore)
                                                      Pte Ltd                                           Director
                                             MarketAxess Holdings Inc.                                  Director
                                    The Depository Trust & Clearing Corporation                         Director
                                           The Depository Trust Company                                 Director
                                     The Emerging Markets Clearing Corporation                          Director
                                       The Fixed Income Clearing Corporation                            Director
                                   The National Securities Clearing Corporation                         Director

             Roy Diao                   Fischer Francis Trees & Watts Inc.                              Director
             Director

          Guy de Froment                Fischer Francis Trees & Watts Inc.                         Member of the Board
       Member of the Board             BNP PARIBAS Asset Management (S.A.S.)                          Vice Chairman
                                             Shinhan BNP PARIBAS ITMC                                 Administrator
                                               BNP PAM SGR (Italie)                                   Administrator
                                        BNP PARIBAS Asset Management UK Ltd                             Chairman
                                                   FPML Guernsey                                      Administrator
                                           Charter Atlantic Corporation                               Administrator
                                              BMCI Gestion (Morocco)                                  Administrator
                                                  BNP PAM Uruguay                                     Administrator
                                     BNP PARIBAS Asset Management Argentina SA                     Alternate Director
                                     BNP PARIBAS Argentina Asset Management SA                     Alternate Director
                                                BNP Paribas Brasil                                      Director
                                     Sundaram BNP Paribas Asset Management Ltd
                                                      (India)                                           Director
                                               BNL Gestioni (Italy)                                     Chairman
                                           TEB Asset Management (Turkey)                                Director
                                               Parvest (Luxembourg)                                     Director

      Gilles de Vaugrigneuse
       Member of the Board              Fischer Francis Trees & Watts Inc.                         Member of the Board
                                         BNP Paribas Asset Management Asia                            Administrator
                                        BNP Paribas Asset Management Group                              Chairman
                                      BNP Paribas Asset Management Group SAS                          Administrator
                                              BNP Paribas Assurances                                  Administrator
                                              BNP Paribas Luxembourg                                  Administrator
                                                BNP Paribas Mederic                                      Censeur
                                           Charter Atlantic Corporation                                 Director

        NAME AND POSITION                           NAME OF OTHER                                   POSITION WITH
     WITH INVESTMENT ADVISER                           COMPANY                                      OTHER COMPANY
---------------------------------  --------------------------------------------  ---------------------------------------------------
 Gilles Glicenstein Vice Chairman       Fischer Francis Trees & Watts Inc.                     Vice Chairman of the Board
           of the Board                  BNP Paribas Asset Management Asia                              Chairman
                                        BNP Paribas Asset Management Japon              Administrateur (resigned September 2005)
                                         BNP Paribas Asset Management SAS                               Chairman
                                          BNP Paribas Epargne & Retraite                             Administrateur
                                              BNP Paribas SAM Monaco                                    Chairman
                                           Charter Atlantic Corporation                                 Director
                                       Fauchier Partners Management Limited                             Chairman

          Deborah Hazell                Fischer Francis Trees & Watts Inc.                              Director
             Director

           Ken Katayama                 Fischer Francis Trees & Watts Inc.                              Director
             Director                    Fischer Francis Trees & Watts KK                  President, Representative Director

          Pierre Lapomme                Fischer Francis Trees & Watts Inc.                         Member of the Board
       Member of the Board

        Philippe Lespinard              Fischer Francis Trees & Watts Inc.                   Member of the Board , Director
  Member of the Board, Director                   FFTW Funds Inc.                          President, Chief Executive Officer

         David J. Marmon                Fischer Francis Trees & Watts Inc.                              Director
             Director

         Robin S. Meister                  Charter Atlantic Corporation            Chief Legal and Risk Officer, Chief Compliance
    Chief Legal Officer, Chief                                                       Officer, Secretary of the Board of Directors
 Compliance Officer, Secretary of        FFTW Diversified Alpha Fund Ltd                          Assistant Secretary
      the Board of Directors                      FFTW Funds Inc.                        Chief Legal and Risk Officer, Secretary
                                               FFTW Funds Selection                                     Director
                                              FFTW Funds Selection II                                   Director
                                           FFTW US LIBOR Plus Fund Ltd.                                 Director
                                           Fischer Francis Trees & Watts            Chief Legal and Risk Officer, Chief Compliance
                                                                                                  Officer, Secretary
                                        Fischer Francis Trees & Watts Ltd.                              Secretary
                                         Fischer Francis Trees & Watts KK           Chief Legal and Risk Officer, Chief Compliance
                                                                                                  Officer, Director
                                     Fischer Francis Trees & Watts (Singapore)      Chief Legal and Risk Officer, Chief Compliance
                                                      Pte Ltd                                     Officer, Director

          O. John Olcay                              Aegon NV                              Vice Chairman of Supervisory Board
             Director                      Charter Atlantic Corporation                                 Director
  Vice Chairman of the Board of                FFTW Funds Selection                        Chairman of the Board of Directors
            Directors                         FFTW Funds Selection II                      Chairman of the Board of Directors
                                             FFTW Global Debt Fund plc                     Chairman of the Board of Directors
                                        FFTW Mortgage Total Return Fund plc                Chairman of the Board of Directors
                                     Fischer Francis Trees & Watts (Singapore)             Chairman of the Board of Directors
                                                      Pte Ltd
                                         Fischer Francis Trees & Watts KK                  Chairman of the Board of Directors

         Jeffrey Trongone               Fischer Francis Trees & Watts Inc.                    Member of the Board, Director
  Member of the Board, Director,           Fischer Francis Trees & Watts                         Chief Financial Officer
     Chief Financial Officer             Fischer Francis Trees & Watts KK                        Chief Financial Officer
                                     Fischer Francis Trees & Watts (Singapore)              Chief Financial Officer, Director
                                                      Pte Ltd

         Richard Williams               Fischer Francis Trees & Watts Inc.                              Director
             Director                      Charter Atlantic Corporation                    Chief Investment Officer, Director
                                           Fischer Francis Trees & Watts                        Chief Investment Officer

           Michael Wyne
             Director                      Fischer Francis Trees & Watts                                Director


BNP PARIBAS ASSET MANAGEMENT, INC.

     BNP Paribas Asset Management, Inc. ("BNP PAM") is the sub-adviser for the Registrant's Strategic Growth Fund. The principal business address of BNP PAM is 200 Park Avenue, New York, New York 10166. BNP PAM is an investment adviser registered under the Investment Advisers Act of 1940.


    NAME AND POSITION
 WITH INVESTMENT ADVISER                    NAME OF OTHER COMPANY                           POSITION WITH OTHER COMPANY
 -----------------------     --------------------------------------------------   -------------------------------------------------
Everett Schenk                          BNP Paribas Securities Corp                            Chairman and Director
Director                                   Paribas North America                              Director/President/CEO
                                         BNP Paribas North America                            Director/President/CEO
                                    French American Banking Corporation                   Chairman/Director/President/CEO

    NAME AND POSITION
 WITH INVESTMENT ADVISER                    NAME OF OTHER COMPANY                           POSITION WITH OTHER COMPANY
 -----------------------     --------------------------------------------------   -------------------------------------------------
                                         BNP Paribas Principal, Inc.                                  Director
                                     BNP Paribas Capstar Partners, Inc.                          Director/President
                                     BNP Paribas Capital Services, Inc.                          Director/Chairman
                                     BNP Paribas Commodity Futures, Inc.                              Director
                                       BNP Paribas Leasing Corporation                                Director

Denis Coulon
Chairman                                       BNP PAM UK Ltd                                         Director
                                               BNP PAM Ireland                                        Director

Christel Turcat
Director                                    CooperNeff Funds, LLC                                     Director

Thomas Clyne
Treasurer                                BNP Paribas Securities Corp                          Chief Financial Officer
                                         Paribas North America, Inc.                              Finance Director
                                             BNP US Funding, LLC                              Chief Financial Officer
                                         French American Corporation                          Executive Vice President
                                     BNP Paribas Commodity Futures, Inc.                        Assistant Treasurer
                                                BNPPRCC, Inc.                                        Treasurer

Terry McCloskey                           CooperNrff Advisors, Inc                            Chief Compliance Officer
Chief Compliance Officer
                                        BNP Paribas Securities Corp.                             Compliance Officer

Hubert Goye                                   Kleber Japaquant                                        Director
Associated person
                                             Kleber Quantamerica                                      Director

Vincent Camerlynck                  BNP Paribas Asset Management Asia Ltd.                            Director
Director
                                     BNP Paribas Asset Management UK Ltd                              Director
                                   BNP Paribas Asset Management Japan Ltd.                            Director
                                 BNP Paribas Asset Management Singapore Ltd.                          Director
                             BNP Paribas Investment Management (Australia) Ltd.                       Director
                                       CooperNeff Alternative Managers                                Director
                                          Overlay Asset Management                                    Director
                                                   Parvest                                            Director

    NAME AND POSITION
 WITH INVESTMENT ADVISER                    NAME OF OTHER COMPANY                           POSITION WITH OTHER COMPANY
 -----------------------     --------------------------------------------------   -------------------------------------------------
Pierre LaPomme                              CooperNeff Funds, LLC                                     Director
President/CEO
                                           Charter Atlantic Corp.                                     Director
                                               FundQuest, Inc.                                        Director
                                           Fauchier Partners Corp.                                    Director


LOTSOFF CAPITAL MANAGEMENT

     Lotsoff Capital Management ("Lotsoff") is the sub-adviser for the Registrant's Large Cap Core Equity Fund. The principal business address of Lotsoff is 20 N. Clark Street, 34th Floor Chicago, Illinois 60602-4109. Lotsoff is an investment adviser registered under the Investment Advisers Act of 1940.

    NAME AND POSITION
 WITH INVESTMENT ADVISER                    NAME OF OTHER COMPANY                           POSITION WITH OTHER COMPANY
 -----------------------     --------------------------------------------------   -------------------------------------------------

Seymour N. Lotsoff, Senior             S.N. Lotsoff & Associates, Inc.                               President
 Managing Director & Chief             The Lotsoff Capital Management
     Executive Officer                        Investment Trust                                  President & Chairman
 Stephen K. Bossu, Senior
 Managing Director & Chief                       Bossu, Inc.                                         President
    Investment Officer
   Mark S. Levey, Senior                          MSL, Inc.                                          President
     Managing Director
   L. John Achenbach II,                          LJA, Inc.                                          President
     Managing Director
David A. Hershey, Managing                   D. A. Hershey, Inc.                                     President
         Director

Margaret M. Baer, Managing                 Margaret M. Baer, Inc.                                    President
     Director & Chief                  The Lotsoff Capital Management
  Administrative Officer                      Investment Trust                                 Secretary & Treasurer
  Terese K. Constantino,
    Managing Director &                         Terese, Inc.                                         President
        Controller
Allison J. Brink, Managing                    A.J. Brink, Inc.                                       President
         Director
  Gary R. Lisk, Managing                    GRL Consultants, Inc.                                    President
         Director
 Sean F. Powers, Managing                     S.F. Powers, Inc.                                      President
         Director
   Richard J. DeMatteo,
 Managing Director & Chief                    R. Dematteo, Inc.                                      President
     Operating Officer
  Alexander G. Condrell,                 Alexander G. Condrell, Inc.                                 President
     Managing Director
  Stephen Kroah, Managing                 Kroah Enterprises Il, LLC                                  President
         Director
 Gina T. Ehrlish, Managing                       GATE, Inc.                                          President
         Director
   Alison S. Fitzgerald,                   Panda Fitzgerald, Inc.                                    President
     Managing Director


      Donald W. Reid,                        Reid Ventures, LLC                                      President
     Managing Director                     Pappo Reid Investments                                    President
                                             Pappo Ventures, LLC                                     President
     Jospeh N. Pappo,
    Managing  Director                    Pappo Reid Investments                                    President
   Donna J. Noble, Chief               The Lotsoff Capital Management
    Compliance Officer                        Investment Trust                                Chief Compliance Officer

ITEM 27. PRINCIPAL UNDERWRITERS:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:


SEI Daily Income Trust                                 July 15, 1982
SEI Liquid Asset Trust                                 November 29, 1982
SEI Tax Exempt Trust                                   December 3, 1982
SEI Index Funds                                        July 10, 1985
SEI Institutional Managed Trust                        January 22, 1987
SEI Institutional International Trust                  August 30, 1988
The Advisors' Inner Circle Fund                        November 14, 1991
The Advisors' Inner Circle Fund II                     January 28, 1993
SEI Asset Allocation Trust                             April 1, 1996
SEI Institutional Investments Trust                    June 14, 1996
HighMark Funds                                         February 15, 1997
Oak Associates Funds                                   February 27, 1998
CNI Charter Funds                                      April 1, 1999
iShares Inc.                                           January 28, 2000
iShares Trust                                          April 25, 2000
JohnsonFamily Funds, Inc.                              November 1, 2000
Causeway Capital Management Trust                      September 20, 2001
The Japan Fund, Inc.                                   October 7, 2002
Barclays Global Investors Funds                        March 31, 2003
The Arbitrage Funds                                    May 17, 2005
Community Reinvestment Act Qualified Investment Fund   December 22, 2006
The Turner Funds                                       January 1, 2006


     The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                               Positions and Offices            Positions and Offices
Name                             with Underwriter                  with Registrant
----                           ---------------------            ---------------------
William M. Doran     Director                                             --
Carl A. Guarino      Director                                             --
Edward D. Loughlin   Director                                             --
Wayne M. Withrow     Director                                             --

Kevin Barr           President & Chief Executive Officer                  --
Maxine Chou          Chief Financial Officer & Treasurer                  --
Mark Greco           Chief Operations Officer                             --
John Munch           General Counsel & Secretary                          --
Karen LaTourette     Chief Compliance Officer, Anti-Money
                     Laundering Officer & Assistant Secretary             --
Mark J. Held         Senior Vice President                                --
Lori L. White        Vice President & Assistant Secretary                 --
Robert Silvestri     Vice President                                       --
John Coary           Vice President & Assistant Secretary                 --
Michael Farrell      Vice President                                       --
Al DelPizzo          Vice President                                       --

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS:

     Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

     (a) With respect to Rules 31a-1(a); 31(a)-1(b); (2)(a) and (b); (3); (6);
(8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's custodian:

          Union Bank of California, N.A.
          350 California Street
          San Francisco, CA 94104

     (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D);
(4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

          SEI Investments Global Funds Services
          One Freedom Valley Drive
          Oaks, Pennsylvania 19456

     (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's adviser and sub-advisers:

Bishop Street Capital Management      Lotsoff Capital Management
999 Bishop Street                     20 N. Clark Street
Honolulu, Hawaii 96813                34th Floor
                                      Chicago, Illinois 60602 -4109

Fischer Francis Trees & Watts, Inc.   BNP Paribas Asset Management, Inc.
200 Park Avenue                       200 Park Avenue
46th Floor                            New York, NY 10166
New York, NY 10166

ITEM 29. MANAGEMENT SERVICES:

     None.

ITEM 30: UNDERTAKINGS:

     None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania as of 30th day of April, 2007.



                                        By:                   *
                                            ------------------------------------
                                            James F. Volk, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated.



            *                         Trustee                    April 30, 2007
-----------------------------------
Charles E. Carlbom


            *                         Trustee                    April 30, 2007
-----------------------------------
William M. Doran


            *                         Trustee                    April 30, 2007
-----------------------------------
Mitchell A. Johnson


            *                         Trustee                    April 30, 2007
-----------------------------------
Betty L. Krikorian


            *                         Trustee                    April 30, 2007
-----------------------------------
Eugene B. Peters


            *                         Trustee                    April 30, 2007
-----------------------------------
James M. Storey


            *                         Trustee                    April 30, 2007
-----------------------------------
George J. Sullivan


            *                         Trustee                    April 30, 2007
-----------------------------------
Robert A. Nesher


            *                         Treasurer and Controller   April 30, 2007
-----------------------------------
Michael Lawson



                 *                    President                  April 30, 2007
-----------------------------------
James F. Volk


*By: /s/ James Ndiaye
     ------------------------------
     James Ndiaye

     Attorney-in-Fact, pursuant to the powers of attorney filed herewith.

                               BISHOP STREET FUNDS

                                POWER OF ATTORNEY

     KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced FUNDS (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to the Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Robert A. Nesher                    Date:
-------------------------------------         ----------------
Robert A. Nesher
Trustee

                               BISHOP STREET FUNDS

                                POWER OF ATTORNEY

     KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to the Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.



/s/ Mitchell A. Johnson                 Date: 6/14/06
-------------------------------------        ----------------
Mitchell A. Johnson
Trustee

                               BISHOP STREET FUNDS

                                POWER OF ATTORNEY

     KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to the Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.



/s/ George J. Sullivan                  Date: 6/14/06
-------------------------------------        ----------------
George J. Sullivan, Jr.
Trustee

                               BISHOP STREET FUNDS

                                POWER OF ATTORNEY

     KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to the Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ James M. Storey                     Date:.
-------------------------------------          ----------------
James M. Storey, Esq.
Trustee

                               BISHOP STREET FUNDS

                                POWER OF ATTORNEY

     KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to the Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.



/s/ James F. Volk                       Date: 6/15/06
-------------------------------------        ----------------
James F. Volk
President

                               BISHOP STREET FUNDS

                                POWER OF ATTORNEY

     KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to the Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.



/s/ Charles E. Carlbom                  Date: 6.14.06
-------------------------------------        ----------------
Charles E. Carlbom
Trustee

                               BISHOP STREET FUNDS

                                POWER OF ATTORNEY

     KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to the Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.



/s/ Betty L. Krikorian                  Date: 6/15/06
-------------------------------------       ----------------
Betty L. Krikorian
Trustee

                               BISHOP STREET FUNDS

                                POWER OF ATTORNEY

     KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to the Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.



/s/ William M. Doran                    Date: 6/15/06
-------------------------------------        ----------------
William M. Doran, Esq.
Trustee

                               BISHOP STREET FUNDS

                                POWER OF ATTORNEY

     KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to the Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.



/s/ Eugene B. Peters                    Date: 6/14/06
-------------------------------------        ----------------
Eugene B. Peters
Trustee

                               BISHOP STREET FUNDS

                                POWER OF ATTORNEY

     KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to the Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.



/s/ Michael Lawson                      Date: 6/14/06
-------------------------------------        ----------------
Michael Lawson
Controller and Chief Financial
Officer

                                  EXHIBIT INDEX

NAME       EXHIBIT
----       -------
EX-99.D8   Investment Sub-Advisory Agreement
EX-99.E2   Amended and Restated Distribution Agreement
EX-99.I    Opinion and Consent of Counsel (Morgan, Lewis & Bockius LLP)
EX-99.J    Consent of Independent Auditors (PricewaterhouseCoopers LLP)